UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22717
First Trust Exchange-Traded Fund VI
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)
Registrant's telephone number, including area code:
(630) 765-8000
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
The information presented in this Form N-CSR relates solely to the fund(s) for which a report is included in Item 1 below, each a series of the Registrant.
Item 1. Reports to Shareholders.
(a) Following is a copy of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

First Trust NASDAQ
Technology Dividend Index Fund
TDIV | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust NASDAQ Technology Dividend Index Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ Technology Dividend Index Fund	$24	0.50%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$3,544,845,004
Total number of portfolio holdings	96
Portfolio turnover rate	14%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
International Business Machines Corp.	8.4%
Broadcom, Inc.	8.1%
Oracle Corp.	8.1%
Microsoft Corp.	7.9%
Texas Instruments, Inc.	7.6%
QUALCOMM, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.8%
Analog Devices, Inc.	2.5%
Salesforce, Inc.	2.2%
AT&T, Inc.	2.2%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/TDIV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq Technology DividendTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust NASDAQ Technology Dividend Index Fund (TDIV)

Multi-Asset Diversified Income Index Fund
MDIV | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the Multi-Asset Diversified Income Index Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Diversified Income Index Fund	$24(1)	0.48%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$394,661,196
Total number of portfolio holdings	125
Portfolio turnover rate	29%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Tactical High Yield ETF	20.3%
Mach Natural Resources, L.P.	1.8%
TXO Partners, L.P.	1.7%
Icahn Enterprises, L.P.	1.5%
ARMOUR Residential REIT, Inc.	1.5%
AGNC Investment Corp.	1.3%
Annaly Capital Management, Inc.	1.3%
Chimera Investment Corp.	1.3%
Kimbell Royalty Partners, L.P.	1.3%
Alliance Resource Partners, L.P.	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/MDIV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Multi-Asset Diversified IncomeTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
Multi-Asset Diversified Income Index Fund (MDIV)

First Trust S&P
International Dividend Aristocrats ETF
FID | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust S&P International Dividend Aristocrats ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FID. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P International Dividend Aristocrats ETF	$31	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$152,190,742
Total number of portfolio holdings	77
Portfolio turnover rate	40%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
TELUS Corp.	2.4%
Legal & General Group PLC	2.1%
APA Group	2.0%
Elisa Oyj	1.9%
Bank of Communications Co., Ltd., Class H	1.9%
Canadian Natural Resources Ltd.	1.9%
Schroders PLC	1.8%
Far East Horizon Ltd.	1.8%
DNB Bank ASA	1.8%
Pembina Pipeline Corp.	1.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FID to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P International Dividend Aristocrats Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust S&P International Dividend Aristocrats ETF (FID)

First Trust Rising Dividend Achievers ETF
RDVY | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Rising Dividend Achievers ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RDVY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Rising Dividend Achievers ETF	$23	0.46%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$19,852,767,888
Total number of portfolio holdings	74
Portfolio turnover rate	21%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Lam Research Corp.	3.4%
Applied Materials, Inc.	3.1%
KLA Corp.	2.8%
GE Vernova, Inc.	2.8%
Ross Stores, Inc.	2.6%
Baker Hughes Co.	2.5%
Alphabet, Inc., Class A	2.3%
Bank of New York Mellon (The) Corp.	2.2%
Mueller Industries, Inc.	2.2%
Chubb Ltd.	2.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/RDVY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Rising Dividend AchieversTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Rising Dividend Achievers ETF (RDVY)

First Trust Dorsey Wright Focus 5 ETF
FV | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Focus 5 ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Focus 5 ETF	$15(1)	0.30%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$3,236,877,892
Total number of portfolio holdings	6
Portfolio turnover rate	121%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust NYSE® Arca® Biotechnology Index Fund	21.0%
First Trust Energy AlphaDEX® Fund	20.1%
First Trust Nasdaq Transportation ETF	20.0%
First Trust Indxx Aerospace & Defense ETF	19.6%
First Trust Nasdaq Semiconductor ETF	19.3%
Dreyfus Government Cash Management Fund, Institutional Shares	0.0%
Any amount shown as 0.0% represents less than 0.1%.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Dorsey Wright Focus FiveTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright Focus 5 ETF (FV)

First Trust Dorsey Wright
Momentum & Dividend ETF
DDIV | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Dividend ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Dividend ETF	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$62,720,453
Total number of portfolio holdings	51
Portfolio turnover rate	99%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Entergy Corp.	5.2%
Targa Resources Corp.	5.1%
Invesco Ltd.	4.0%
Popular, Inc.	3.8%
Morgan Stanley	3.0%
Citigroup, Inc.	3.0%
International Business Machines Corp.	2.9%
Welltower, Inc.	2.9%
Bank of New York Mellon (The) Corp.	2.8%
Northrop Grumman Corp.	2.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DDIV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Dorsey Wright Momentum Plus Dividend YieldTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)

First Trust RBA
American Industrial Renaissance® ETF
AIRR | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust RBA American Industrial Renaissance® ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AIRR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RBA American Industrial Renaissance® ETF	$36	0.68%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$8,385,009,854
Total number of portfolio holdings	54
Portfolio turnover rate	20%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Argan, Inc.	4.9%
MasTec, Inc.	4.6%
Comfort Systems USA, Inc.	4.2%
Sterling Infrastructure, Inc.	4.0%
EMCOR Group, Inc.	3.5%
Primoris Services Corp.	3.3%
Saia, Inc.	3.2%
BWX Technologies, Inc.	3.1%
SPX Technologies, Inc.	3.1%
Dycom Industries, Inc.	3.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/AIRR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined and composed by RBA without regard to First Trust or the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.
First Trust RBA American Industrial Renaissance® ETF (AIRR)

First Trust Dorsey Wright
International Focus 5 ETF
IFV | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright International Focus 5 ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IFV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright International Focus 5 ETF	$15(1)	0.30%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$220,890,754
Total number of portfolio holdings	6
Portfolio turnover rate	37%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust China AlphaDEX® Fund	21.7%
First Trust Europe AlphaDEX® Fund	20.0%
First Trust Eurozone AlphaDEX® ETF	19.8%
First Trust United Kingdom AlphaDEX® Fund	19.6%
First Trust Germany AlphaDEX® Fund	18.8%
Dreyfus Government Cash Management Fund, Institutional Shares	0.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/IFV to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Dorsey Wright International Focus FiveTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright International Focus 5 ETF (IFV)

First Trust Dorsey Wright
Dynamic Focus 5 ETF
FVC | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Dynamic Focus 5 ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FVC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Dynamic Focus 5 ETF	$15(1)	0.30%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$95,808,949
Total number of portfolio holdings	6
Portfolio turnover rate	156%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust NYSE® Arca® Biotechnology Index Fund	21.0%
First Trust Energy AlphaDEX® Fund	20.1%
First Trust Nasdaq Transportation ETF	20.0%
First Trust Indxx Aerospace & Defense ETF	19.6%
First Trust Nasdaq Semiconductor ETF	19.3%
Dreyfus Government Cash Management Fund, Institutional Shares	0.1%
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FVC to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Dorsey Wright Dynamic Focus FiveTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

First Trust SMID Cap Rising
Dividend Achievers ETF
SDVY | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust SMID Cap Rising Dividend Achievers ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SDVY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Cap Rising Dividend Achievers ETF	$30	0.58%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$10,101,459,466
Total number of portfolio holdings	168
Portfolio turnover rate	19%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Comfort Systems USA, Inc.	1.5%
EnerSys	1.3%
Weatherford International PLC	1.2%
Clear Secure, Inc., Class A	1.2%
Primoris Services Corp.	1.1%
New York Times (The) Co., Class A	1.1%
Woodward, Inc.	1.1%
PriceSmart, Inc.	1.1%
Powell Industries, Inc.	1.1%
EMCOR Group, Inc.	1.1%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/SDVY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)

First Trust Indxx
Innovative Transaction & Process ETF
LEGR | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Indxx Innovative Transaction & Process ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LEGR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Innovative Transaction & Process ETF	$33	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$115,563,661
Total number of portfolio holdings	104
Portfolio turnover rate	10%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
China CITIC Bank Corp., Ltd., Class H	1.6%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
Morgan Stanley	1.5%
AT&T, Inc.	1.5%
JD.com, Inc., ADR	1.5%
Mitsubishi UFJ Financial Group, Inc., ADR	1.4%
Advanced Micro Devices, Inc.	1.4%
Zoetis, Inc.	1.4%
Engie S.A.	1.4%
PayPal Holdings, Inc.	1.4%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/LEGR to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust Advisors L.P. (“First Trust”). The Fund is not sponsored, endorsed, sold or promoted by Indxx, and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.
First Trust Indxx Innovative Transaction & Process ETF (LEGR)

First Trust Nasdaq
Artificial Intelligence and Robotics ETF
ROBT | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Nasdaq Artificial Intelligence and Robotics ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ROBT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Artificial Intelligence and Robotics ETF	$30	0.65%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$611,298,210
Total number of portfolio holdings	116
Portfolio turnover rate	23%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Cloudflare, Inc., Class A	1.9%
Palo Alto Networks, Inc.	1.7%
Palantir Technologies, Inc., Class A	1.7%
C3.ai, Inc., Class A	1.7%
UiPath, Inc., Class A	1.6%
Dynatrace, Inc.	1.6%
CCC Intelligent Solutions Holdings, Inc.	1.6%
International Business Machines Corp.	1.6%
Oceaneering International, Inc.	1.6%
SentinelOne, Inc., Class A	1.5%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/ROBT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Nasdaq CTA Artificial Intelligence and RoboticsTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)

First Trust Dorsey Wright
Momentum & Low Volatility ETF
DVOL | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Low Volatility ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DVOL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Low Volatility ETF	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$69,184,214
Total number of portfolio holdings	51
Portfolio turnover rate	125%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Entergy Corp.	3.9%
Welltower, Inc.	3.4%
McKesson Corp.	3.2%
Ross Stores, Inc.	3.2%
Ensign Group (The), Inc.	3.1%
Walmart, Inc.	3.1%
Bank of New York Mellon (The) Corp.	2.9%
Cencora, Inc.	2.9%
Hilton Worldwide Holdings, Inc.	2.9%
Cardinal Health, Inc.	2.8%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DVOL to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Dorsey Wright Momentum Plus Low VolatilityTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)

First Trust Dorsey Wright
Momentum & Value ETF
DVLU | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Value ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DVLU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Value ETF	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$41,065,748
Total number of portfolio holdings	51
Portfolio turnover rate	91%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
TD SYNNEX Corp.	4.0%
General Motors Co.	3.4%
Popular, Inc.	3.4%
Delta Air Lines, Inc.	3.1%
HCA Healthcare, Inc.	3.0%
McKesson Corp.	3.0%
WESCO International, Inc.	3.0%
Tenet Healthcare Corp.	2.9%
Cardinal Health, Inc.	2.9%
Citigroup, Inc.	2.9%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DVLU to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and Dorsey Wright Momentum Plus ValueTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust Dorsey Wright Momentum & Value ETF (DVLU)

First Trust International Developed
Capital Strength® ETF
FICS | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust International Developed Capital Strength® ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FICS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Developed Capital Strength® ETF	$35	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$213,885,420
Total number of portfolio holdings	52
Portfolio turnover rate	37%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Imperial Oil Ltd.	3.1%
Rio Tinto PLC	2.7%
BHP Group Ltd.	2.5%
GSK PLC	2.5%
Singapore Telecommunications Ltd.	2.4%
Coca-Cola HBC AG	2.3%
Toronto-Dominion Bank (The)	2.3%
Singapore Exchange Ltd.	2.3%
Novartis AG	2.3%
AstraZeneca PLC	2.3%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/FICS to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Nasdaq® and The International Developed Capital StrengthTM Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.
First Trust International Developed Capital Strength® ETF (FICS)

First Trust S&P 500 Economic Moat ETF
EMOT | NYSE Arca, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust S&P 500 Economic Moat ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMOT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Economic Moat ETF	$30	0.60%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$2,339,974
Total number of portfolio holdings	50
Portfolio turnover rate	10%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Texas Pacific Land Corp.	3.3%
Lockheed Martin Corp.	2.6%
Lam Research Corp.	2.6%
Applied Materials, Inc.	2.5%
KLA Corp.	2.5%
Tapestry, Inc.	2.5%
Jabil, Inc.	2.4%
Altria Group, Inc.	2.3%
Philip Morris International, Inc.	2.3%
Walmart, Inc.	2.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/EMOT to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
S&P 500® Economic Moat Index (“Index”) is a product of S&P Dow Jones Indices, LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Advisors L.P. (“First Trust”). S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
First Trust S&P 500 Economic Moat ETF (EMOT)

First Trust RBA Deglobalization ETF
DGLO | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust RBA Deglobalization ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DGLO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RBA Deglobalization ETF	$36	0.70%(1)
(1)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$2,224,590
Total number of portfolio holdings	113
Portfolio turnover rate	56%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
General Dynamics Corp.	2.8%
Union Pacific Corp.	2.5%
Leonardo DRS, Inc.	2.5%
Republic Services, Inc.	2.4%
EOG Resources, Inc.	2.3%
ConocoPhillips	2.0%
CSX Corp.	1.9%
Packaging Corp. of America	1.9%
Armstrong World Industries, Inc.	1.9%
Magnolia Oil & Gas Corp., Class A	1.7%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/DGLO to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
Richard Bernstein Advisors and Richard Bernstein Advisors U.S. Deglobalization Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA’s only relationship to First Trust is the licensing of certain trademarks and trade names of RBA and of the Index, which is determined and composed by RBA without regard to First Trust or the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.
First Trust RBA Deglobalization ETF (DGLO)

First Trust International Rising Dividend Achievers ETF
IDVY | Nasdaq, Inc.
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2026
This semi-annual shareholder report contains important information about the First Trust International Rising Dividend Achievers ETF (the “Fund”) for the period of February 10, 2026 (commencement of investment operations) to March 31, 2026. You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IDVY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Rising Dividend Achievers ETF	$8(1)	0.60%(2)
(1)	The Fund commenced investment operations on February 10, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.
KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$1,160,641
Total number of portfolio holdings	154
Portfolio turnover rate	13%
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Lasertec Corp.	1.9%
Sumitomo Electric Industries Ltd.	1.5%
Fujikura Ltd.	1.4%
ASML Holding N.V.	1.4%
Toyota Tsusho Corp.	1.3%
Obayashi Corp.	1.3%
Hanwha Aerospace Co., Ltd.	1.3%
Niterra Co., Ltd.	1.2%
Tokio Marine Holdings, Inc.	1.2%
Yangzijiang Shipbuilding Holdings Ltd.	1.2%
Sector Allocation
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Visit www.ftportfolios.com/fund-documents/etf/IDVY to view additional information about the Fund such as the prospectus, financial information, Fund holdings and proxy voting information. You may also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
OTHER INFORMATION
The First Trust International Rising Dividend Achievers ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, Inc., with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the First Trust International Rising Dividend Achievers ETF. The Corporations make no representation or warranty, express or implied to the owners of the First Trust International Rising Dividend Achievers ETF or any member of the public regarding the advisability of investing in securities generally or in the First Trust International Rising Dividend Achievers ETF particularly, or the ability of the First Trust International Rising Dividend Achievers ETF to track general stock market performance. The Corporations’ only relationship to First Trust is in the licensing of the Nasdaq®, Nasdaq International Rising Dividend AchieversTM, Nasdaq DM Ex United StatesTM, and certain trade names of the Corporations and the use of the Nasdaq International Rising Dividend AchieversTM Index which is determined, composed and calculated by Nasdaq, Inc. without regard to First Trust or the First Trust International Rising Dividend Achievers ETF. Nasdaq, Inc. has no obligation to take the needs of First Trust or the owners of the First Trust International Rising Dividend Achievers ETF into consideration in determining, composing or calculating the Nasdaq International Rising Dividend AchieversTM Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the First Trust International Rising Dividend Achievers ETF to be issued or in the determination or calculation of the equation by which the First Trust International Rising Dividend Achievers ETF is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the First Trust International Rising Dividend Achievers ETF.
First Trust International Rising Dividend Achievers ETF (IDVY)

(b)       Not applicable.

Item 2. Code of Ethics.

The First Trust Exchange-Traded Fund VI (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”). During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the currently effective Code of Ethics will be filed with the Registrant’s annual Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to semi-annual reports on Form N-CSR.
(b)	Not applicable to the Registrant.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Financial Statements and Other Information filed under Item 7 of this Form N-CSR.
(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Following is a copy of the semi-annual financial statement(s) required, and for the periods specified, by Regulation S-X.

Semi-Annual Financial Statements and Other Information
For the Six Months Ended March 31, 2026

First Trust Exchange-Traded Fund VI

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Multi-Asset Diversified Income Index Fund (MDIV)
First Trust S&P International Dividend Aristocrats ETF (FID)
First Trust Rising Dividend Achievers ETF (RDVY)
First Trust Dorsey Wright Focus 5 ETF (FV)
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
First Trust RBA American Industrial Renaissance® ETF (AIRR)
First Trust Dorsey Wright International Focus 5 ETF (IFV)
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
First Trust Indxx Innovative Transaction & Process ETF (LEGR)
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
First Trust Dorsey Wright Momentum & Value ETF (DVLU)
First Trust International Developed Capital Strength® ETF (FICS)
First Trust S&P 500 Economic Moat ETF (EMOT)

Table of Contents
First Trust Exchange-Traded Fund VI
Semi-Annual Financial Statements and Other Information
March 31, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Communications Equipment — 5.3%
930,978	Cisco Systems, Inc.	$72,234,583
87,898	Ituran Location and Control Ltd.	4,307,881
153,394	Motorola Solutions, Inc.	66,568,394
2,048,908	Nokia Oyj, ADR	16,473,220
808,083	Telefonaktiebolaget LM Ericsson, ADR	9,107,095
23,429	Ubiquiti, Inc.	18,515,705
		187,206,878
	Diversified Telecommunication Services — 9.0%
2,641,041	AT&T, Inc.	76,563,778
76,344	Chunghwa Telecom Co., Ltd., ADR	3,224,771
2,389,391	Comcast Corp., Class A	68,599,416
269,533	Iridium Communications, Inc.	7,476,845
527,886	KT Corp., ADR	11,323,155
47,328	Shenandoah Telecommunications Co.	729,798
247,197	Telefonica Brasil S.A., ADR	3,932,904
279,488	Telkom Indonesia Persero Tbk PT, ADR	5,220,836
5,383,956	TELUS Corp.	69,076,155
1,475,380	Verizon Communications, Inc.	74,064,076
		320,211,734
	Electronic Equipment, Instruments & Components — 4.6%
321,706	Amphenol Corp., Class A	40,647,553
86,765	Avnet, Inc.	5,346,459
21,527	Benchmark Electronics, Inc.	1,206,804
135,192	CDW Corp.	16,360,936
6,789	Climb Global Solutions, Inc.	134,558
327,866	Corning, Inc.	44,579,940
8,395	ePlus, Inc.	631,724
179,556	Ingram Micro Holding Corp.	4,185,450
12,728	PC Connection, Inc.	744,079
47,488	TD SYNNEX Corp.	8,011,701
181,866	TE Connectivity PLC	38,013,631
135,619	Vishay Intertechnology, Inc.	2,441,142
		162,303,977
	Entertainment — 0.1%
341,500	Tencent Music Entertainment Group, ADR	3,169,120
	Interactive Media & Services — 0.8%
323,472	Autohome, Inc., ADR	5,618,709
173,333	JOYY, Inc., ADR	10,120,914
Shares	Description	Value

	Interactive Media & Services (Continued)
287,095	Match Group, Inc.	$8,816,687
346,250	Weibo Corp., ADR	3,029,688
		27,585,998
	IT Services — 10.0%
166,693	Amdocs Ltd.	10,878,385
60,316	CGI, Inc.	4,409,100
472,273	Cognizant Technology Solutions Corp., Class A	28,973,948
1,231,848	International Business Machines Corp.	298,587,637
47,683	VeriSign, Inc.	11,842,550
673,427	Wipro Ltd., ADR	1,427,665
		356,119,285
	Professional Services — 2.6%
164,951	Concentrix Corp.	4,513,059
101,415	KBR, Inc.	3,738,157
60,371	Leidos Holdings, Inc.	9,388,898
32,517	Paycom Software, Inc.	3,952,116
109,386	RELX PLC, ADR	3,626,146
37,145	Science Applications International Corp.	3,525,803
171,171	SS&C Technologies Holdings, Inc.	11,566,025
563,466	Thomson Reuters Corp.	50,700,671
		91,010,875
	Semiconductors & Semiconductor Equipment — 34.0%
87,991	Amkor Technology, Inc.	3,962,235
278,811	Analog Devices, Inc.	88,700,932
194,689	Applied Materials, Inc.	66,542,753
118,202	ASE Technology Holding Co., Ltd., ADR	2,562,619
22,922	ASML Holding N.V.	30,276,065
925,996	Broadcom, Inc.	286,605,022
271,303	Himax Technologies, Inc., ADR	2,135,155
32,645	KLA Corp.	48,066,824
31,578	Kulicke & Soffa Industries, Inc.	2,075,306
677,037	Microchip Technology, Inc.	43,743,361
13,762	Monolithic Power Systems, Inc.	15,046,683
231,661	NXP Semiconductors N.V.	45,604,784
49,922	Power Integrations, Inc.	2,556,006
1,039,274	QUALCOMM, Inc.	133,837,706
26,599	Silicon Motion Technology Corp., ADR	2,986,802
365,197	Skyworks Solutions, Inc.	19,556,299
53,973	STMicroelectronics N.V.	1,864,767
394,979	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	133,483,153
1,395,041	Texas Instruments, Inc.	270,833,260
See Notes to Financial Statements

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
278,434	United Microelectronics Corp., ADR	$2,500,337
40,772	Universal Display Corp.	3,737,162
		1,206,677,231
	Software — 22.0%
45,860	A10 Networks, Inc.	1,060,283
54,089	Adeia, Inc.	1,299,759
114,526	Bentley Systems, Inc., Class B	4,022,153
52,188	Clear Secure, Inc., Class A	2,526,421
63,354	Dolby Laboratories, Inc., Class A	3,805,041
688,457	Gen Digital, Inc.	12,963,645
19,322	InterDigital, Inc.	5,835,244
155,419	Intuit, Inc.	67,200,067
41,962	Karooooo Ltd.	2,091,386
753,430	Microsoft Corp.	278,897,183
558,053	Open Text Corp.	12,411,099
1,943,813	Oracle Corp.	285,954,331
51,117	Roper Technologies, Inc.	18,088,262
410,708	Salesforce, Inc.	76,666,862
41,757	SAP SE, ADR	7,149,216
		779,970,952
	Technology Hardware, Storage & Peripherals — 5.6%
242,979	Dell Technologies, Inc., Class C	39,880,143
1,691,052	Hewlett Packard Enterprise Co.	40,263,948
2,886,733	HP, Inc.	55,454,141
129,981	Logitech International S.A.	11,843,869
212,666	NetApp, Inc.	21,774,872
79,564	Seagate Technology Holdings PLC	31,169,992
		200,386,965
	Wireless Telecommunication Services — 5.8%
507,623	America Movil S.A.B. de C.V., ADR	12,934,234
729,043	Millicom International Cellular S.A.	54,634,482
1,324,111	Mobile TeleSystems PJSC, ADR (a) (b) (c) (d)	0
1,634,890	Rogers Communications, Inc., Class B	62,861,520
90,471	SK Telecom Co., Ltd., ADR	2,649,896
340,760	T-Mobile US, Inc.	71,569,823
		204,649,955
	Total Common Stocks	3,539,292,970
	(Cost $2,962,030,418)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
2,097,981	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (e)	$2,097,981
	(Cost $2,097,981)

	Total Investments — 99.9%	3,541,390,951
	(Cost $2,964,128,399)
	Net Other Assets and Liabilities — 0.1%	3,454,053
	Net Assets — 100.0%	$3,544,845,004

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $0 or 0.0% of net assets.

(d)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(e)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
See Notes to Financial Statements

First Trust NASDAQ Technology Dividend Index Fund (TDIV)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Wireless Telecommunication Services	$204,649,955	$204,649,955	$—	$— **
Other Industry Categories*	3,334,643,015	3,334,643,015	—	—
Money Market Funds	2,097,981	2,097,981	—	—
Total Investments	$3,541,390,951	$3,541,390,951	$—	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 20.2%
	Capital Markets — 20.2%
1,971,377	First Trust Tactical High Yield ETF (a)	$79,978,765
	(Cost $91,302,838)

Units	Description	Value
MASTER LIMITED PARTNERSHIPS — 20.2%
	Energy Equipment & Services — 0.9%
122,386	USA Compression Partners, L.P.	3,319,108
	Industrial Conglomerates — 1.5%
804,009	Icahn Enterprises, L.P.	6,070,268
	Marine Transportation — 0.0%
1,908	Navios Maritime Partners, L.P.	128,752
	Oil, Gas & Consumable Fuels — 17.8%
169,655	Alliance Resource Partners, L.P.	4,690,961
249,226	Black Stone Minerals, L.P.	3,768,297
39,188	Cheniere Energy Partners, L.P.	2,532,720
190,006	CrossAmerica Partners, L.P.	3,948,325
71,006	Delek Logistics Partners, L.P.	3,533,258
173,031	Dorchester Minerals, L.P.	4,689,140
155,763	Energy Transfer, L.P.	3,006,226
74,658	Enterprise Products Partners, L.P.	2,825,059
55,496	Global Partners, L.P.	2,336,382
87,114	Hess Midstream, L.P., Class A (b)	3,386,121
342,067	Kimbell Royalty Partners, L.P. (b)	4,949,709
497,719	Mach Natural Resources, L.P.	6,968,066
49,312	MPLX, L.P.	2,814,236
8,991	Natural Resource Partners, L.P.	1,087,911
159,399	Plains All American Pipeline, L.P.	3,559,380
138,919	Plains GP Holdings, L.P., Class A (b)	3,372,953
40,501	Sunoco, L.P.	2,631,350
517,597	TXO Partners, L.P.	6,511,370
86,081	Western Midstream Partners, L.P.	3,543,955
		70,155,419
	Total Master Limited Partnerships	79,673,547
	(Cost $56,012,825)

Shares	Description	Value
COMMON STOCKS — 20.1%
	Automobiles — 0.4%
129,799	Ford Motor Co.	1,497,881
	Banks — 4.8%
16,726	Bank of Hawaii Corp.	1,241,906
27,206	Bank OZK	1,248,483
71,438	CVB Financial Corp.	1,385,183
54,684	First Busey Corp.	1,381,865
53,545	First Hawaiian, Inc.	1,319,349
140,508	Hope Bancorp, Inc.	1,569,474
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
62,183	KeyCorp	$1,246,769
168,855	Northwest Bancshares, Inc.	2,142,770
79,960	OceanFirst Financial Corp.	1,442,478
52,570	Peoples Bancorp, Inc.	1,727,976
69,751	Provident Financial Services, Inc.	1,475,931
27,765	Truist Financial Corp.	1,276,357
40,981	WesBanco, Inc.	1,413,435
		18,871,976
	Beverages — 0.3%
27,037	Molson Coors Beverage Co., Class B	1,164,213
	Capital Markets — 1.3%
59,075	Artisan Partners Asset Management, Inc., Class A	2,149,739
61,801	Franklin Resources, Inc.	1,459,740
17,193	T. Rowe Price Group, Inc.	1,549,777
		5,159,256
	Containers & Packaging — 0.4%
26,347	Sonoco Products Co.	1,425,109
	Diversified Consumer Services — 0.4%
44,551	H&R Block, Inc.	1,414,049
	Diversified Telecommunication Services — 1.2%
51,173	AT&T, Inc.	1,483,505
48,506	Comcast Corp., Class A	1,392,607
41,469	Verizon Communications, Inc.	2,081,744
		4,957,856
	Electric Utilities — 1.8%
24,431	Edison International	1,787,861
19,336	Eversource Energy	1,339,598
26,687	OGE Energy Corp.	1,279,908
12,965	Pinnacle West Capital Corp.	1,306,224
25,901	Portland General Electric Co.	1,366,796
		7,080,387
	Financial Services — 0.8%
352,589	Western Union (The) Co.	3,078,102
	Food Products — 2.1%
70,021	Campbell’s (The) Company	1,559,368
132,983	Conagra Brands, Inc.	2,090,493
39,309	General Mills, Inc.	1,463,081
12,137	J.M. Smucker (The) Co.	1,170,492
92,689	Kraft Heinz (The) Co.	2,084,575
		8,368,009
	Gas Utilities — 1.3%
23,330	New Jersey Resources Corp.	1,281,283
26,931	Northwest Natural Holding Co.	1,433,268
13,906	Spire, Inc.	1,259,049
33,835	UGI Corp.	1,232,271
		5,205,871
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Household Products — 0.6%
11,657	Clorox (The) Co.	$1,208,015
54,167	Reynolds Consumer Products, Inc.	1,147,257
		2,355,272
	Insurance — 1.1%
27,098	CNA Financial Corp.	1,244,340
16,721	Prudential Financial, Inc.	1,633,475
20,166	Safety Insurance Group, Inc.	1,464,858
		4,342,673
	Media — 0.3%
14,937	Omnicom Group, Inc.	1,124,906
	Multi-Utilities — 0.8%
39,553	Avista Corp.	1,587,657
23,786	Dominion Energy, Inc.	1,470,451
		3,058,108
	Oil, Gas & Consumable Fuels — 1.1%
21,274	ONEOK, Inc.	1,922,957
48,684	Viper Energy, Inc., Class A	2,287,661
		4,210,618
	Pharmaceuticals — 0.9%
24,546	Bristol-Myers Squibb Co.	1,488,715
79,630	Pfizer, Inc.	2,236,010
		3,724,725
	Tobacco — 0.5%
32,899	Altria Group, Inc.	2,171,005
	Total Common Stocks	79,210,016
	(Cost $78,683,871)

Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES — 20.0%
	Banks — 0.8%
126,329	Fifth Third Bancorp, Series I (c)	7.97%	(d)	3,179,701
	Capital Markets — 3.4%
112,804	Affiliated Managers Group, Inc.	6.75%	03/30/64	2,526,810
111,035	Morgan Stanley, Series E	7.13%	(d)	2,794,751
108,881	Morgan Stanley, Series F	6.88%	(d)	2,727,469
101,082	Morgan Stanley, Series I	6.38%	(d)	2,482,574
112,733	TPG Operating Group II, L.P.	6.95%	03/15/64	2,816,070
				13,347,674
	Consumer Finance — 0.8%
121,699	Synchrony Financial, Series B (c)	8.25%	(d)	3,064,381
	Financial Services — 1.6%
112,756	Apollo Global Management, Inc. (c)	7.63%	09/15/53	2,867,385
123,045	Citigroup Capital XIII, 3 Mo. CME Term SOFR + CSA + 6.37% (e)	10.30%	10/30/40	3,611,371
				6,478,756
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Stated Rate	Stated Maturity	Value
$25 PAR PREFERRED SECURITIES (Continued)
	Food Products — 1.5%
115,546	CHS, Inc., Series 1	7.88%	(d)	$2,972,998
113,585	CHS, Inc., Series 4	7.50%	(d)	2,869,157
				5,842,155
	Hotel & Resort REITs — 0.7%
120,408	RLJ Lodging Trust, Series A	1.95%	(d)	2,901,833
	Insurance — 3.7%
112,850	Allstate (The) Corp., 3 Mo. CME Term SOFR + CSA + 3.17% (e)	7.11%	01/15/53	2,907,016
114,375	Athene Holding Ltd. (c)	7.25%	03/30/64	2,708,400
122,632	F&G Annuities & Life, Inc.	7.95%	12/15/53	3,054,763
127,192	Lincoln National Corp., Series D	9.00%	(d)	3,324,799
109,472	Reinsurance Group of America, Inc. (c)	7.13%	10/15/52	2,781,683
				14,776,661
	Mortgage REITs — 6.6%
149,027	AGNC Investment Corp., Series C, 3 Mo. CME Term SOFR + CSA + 5.11% (e)	9.05%	(d)	3,751,009
148,702	AGNC Investment Corp., Series E, 3 Mo. CME Term SOFR + CSA + 4.99% (e)	8.94%	(d)	3,711,602
141,501	Annaly Capital Management, Inc., Series F, 3 Mo. CME Term SOFR + CSA + 4.99% (e)	8.94%	(d)	3,557,335
138,529	Annaly Capital Management, Inc., Series G, 3 Mo. CME Term SOFR + CSA + 4.17% (e)	8.12%	(d)	3,380,108
146,658	Annaly Capital Management, Inc., Series I, 3 Mo. CME Term SOFR + CSA + 4.99% (e)	8.93%	(d)	3,634,185
184,571	Chimera Investment Corp., Series B, 3 Mo. CME Term SOFR + CSA + 5.79% (e)	9.75%	(d)	4,031,031
162,233	Rithm Capital Corp., Series B, 3 Mo. CME Term SOFR + CSA + 5.64% (e)	9.58%	(d)	3,932,528
				25,997,798
	Multi-Utilities — 0.9%
129,473	Algonquin Power & Utilities Corp., Series 19-A, 3 Mo. CME Term SOFR + CSA + 4.01% (e)	8.86%	07/01/79	3,376,656
	Total $25 Par Preferred Securities			78,965,615
	(Cost $82,415,980)

Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS — 19.0%
	Diversified REITs — 0.8%
178,052	American Assets Trust, Inc.	3,277,937
	Health Care REITs — 1.2%
24,334	National Health Investors, Inc.	1,967,647
58,398	Omega Healthcare Investors, Inc.	2,559,001
		4,526,648
	Hotel & Resort REITs — 1.5%
310,479	Apple Hospitality REIT, Inc.	3,573,614
22,949	Ryman Hospitality Properties, Inc.	2,117,504
		5,691,118
	Mortgage REITs — 7.5%
520,063	AGNC Investment Corp.	5,216,232
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
REAL ESTATE INVESTMENT TRUSTS (Continued)
	Mortgage REITs (Continued)
241,663	Annaly Capital Management, Inc.	$5,111,173
402,784	Apollo Commercial Real Estate Finance, Inc.	4,253,399
361,021	ARMOUR Residential REIT, Inc.	6,021,830
406,388	Chimera Investment Corp.	5,100,169
419,780	Rithm Capital Corp.	3,979,514
		29,682,317
	Retail REITs — 3.3%
66,590	Brixmor Property Group, Inc.	1,917,792
18,708	Federal Realty Investment Trust	1,986,977
89,244	Getty Realty Corp.	2,837,959
93,900	Kimco Realty Corp.	2,109,933
58,166	NNN REIT, Inc.	2,444,717
10,118	Simon Property Group, Inc.	1,887,310
		13,184,688
	Specialized REITs — 4.7%
62,475	CubeSmart	2,289,709
50,560	EPR Properties	2,525,978
14,353	Extra Space Storage, Inc.	1,882,109
105,026	Four Corners Property Trust, Inc.	2,483,865
65,369	Gaming and Leisure Properties, Inc.	2,900,422
16,191	Lamar Advertising Co., Class A	2,050,752
6,531	Public Storage	1,769,117
96,030	VICI Properties, Inc.	2,623,540
		18,525,492
	Total Real Estate Investment Trusts	74,888,200
	(Cost $74,285,178)
MONEY MARKET FUNDS — 0.1%
514,337	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (f)	514,337
	(Cost $514,337)

	Total Investments — 99.6%	393,230,480
	(Cost $383,215,029)
	Net Other Assets and Liabilities — 0.4%	1,430,716
	Net Assets — 100.0%	$394,661,196

(a)	Investment in an affiliated fund.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d)	Perpetual maturity.
(e)	Floating or variable rate security.
(f)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
See Notes to Financial Statements

Multi-Asset Diversified Income Index Fund (MDIV)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$79,978,765	$79,978,765	$—	$—
Master Limited Partnerships*	79,673,547	79,673,547	—	—
Common Stocks*	79,210,016	79,210,016	—	—
$25 Par Preferred Securities*	78,965,615	78,965,615	—	—
Real Estate Investment Trusts*	74,888,200	74,888,200	—	—
Money Market Funds	514,337	514,337	—	—
Total Investments	$393,230,480	$393,230,480	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.1%
	Air Freight & Logistics — 1.0%
30,181	DHL Group (EUR) (b)	$1,590,756
	Banks — 7.4%
3,197,649	Bank of Communications Co., Ltd., Class H (HKD) (b)	2,890,045
24,116	Bank of Nova Scotia (The) (CAD)	1,672,397
13,409	Banque Cantonale Vaudoise (CHF) (b)	2,180,910
288,173	China Merchants Bank Co., Ltd., Class H (HKD) (b)	1,831,116
87,118	DNB Bank ASA (NOK) (b)	2,725,805
		11,300,273
	Beverages — 1.1%
173,422	Coca-Cola Femsa S.A.B. de C.V. (MXN)	1,690,388
	Broadline Retail — 1.2%
13,658	Canadian Tire Corp., Ltd., Class A (CAD)	1,836,775
	Building Products — 1.1%
47,700	AGC, Inc. (JPY) (b)	1,689,893
	Capital Markets — 3.7%
20,522	Julius Baer Group Ltd. (CHF) (b)	1,509,475
1,303	Partners Group Holding AG (CHF) (b)	1,404,427
356,394	Schroders PLC (GBP) (b)	2,744,058
		5,657,960
	Chemicals — 2.1%
113,700	Kansai Paint Co., Ltd. (JPY) (b)	1,704,522
136,700	Zeon Corp. (JPY) (b)	1,557,871
		3,262,393
	Construction & Engineering — 2.5%
35,771	Bouygues S.A. (EUR) (b)	2,073,180
136,700	Hazama Ando Corp. (JPY) (b)	1,710,632
		3,783,812
	Construction Materials — 0.9%
16,741	Holcim AG (CHF) (b)	1,383,844
	Consumer Finance — 1.1%
13,981	Cembra Money Bank AG (CHF) (b)	1,729,743
	Diversified Telecommunication Services — 9.2%
59,630	Elisa Oyj (EUR) (b)	2,904,617
357,241	Emirates Telecommunications Group Co. PJSC (AED) (b)	1,844,931
172,938	LG Uplus Corp. (KRW) (b)	1,798,496
Shares	Description	Value

	Diversified Telecommunication Services (Continued)
179,433	Saudi Telecom Co. (SAR) (b)	$2,033,661
2,087	Swisscom AG (CHF) (b)	1,751,334
283,241	TELUS Corp. (CAD)	3,640,535
		13,973,574
	Electric Utilities — 9.4%
231,131	CK Infrastructure Holdings Ltd. (HKD) (b)	1,853,487
197,455	CLP Holdings Ltd. (HKD) (b)	1,859,017
434,831	EDP S.A. (EUR) (b)	2,301,006
35,647	Emera, Inc. (CAD)	1,847,822
210,086	Enel S.p.A. (EUR) (b)	2,296,846
280,527	Power Assets Holdings Ltd. (HKD) (b)	2,188,663
171,578	Terna-Rete Elettrica Nazionale (EUR) (b)	1,962,418
		14,309,259
	Entertainment — 1.2%
73,110	International Games System Co., Ltd. (TWD) (b)	1,746,378
	Financial Services — 1.8%
3,031,429	Far East Horizon Ltd. (HKD) (b)	2,740,616
	Food Products — 1.1%
17,295	Nestle S.A. (CHF) (b)	1,696,485
	Gas Utilities — 2.0%
435,094	APA Group (AUD) (b)	2,997,237
	Health Care Equipment & Supplies — 0.9%
2,991,770	Shandong Weigao Group Medical Polymer Co., Ltd., Class H (HKD) (b)	1,438,489
	Household Durables — 1.1%
75,100	Sekisui House Ltd. (JPY) (b)	1,682,771
	Independent Power and Renewable Electricity Producers — 1.2%
73,120	ERG S.p.A. (EUR) (b)	1,866,863
	Industrial Conglomerates — 2.3%
47,556	GS Holdings Corp. (KRW) (b)	2,055,396
26,392	LG Corp. (KRW) (b)	1,492,293
		3,547,689
	Industrial REITs — 4.1%
1,003,889	LondonMetric Property PLC (GBP) (b)	2,424,973
175,689	Segro PLC (GBP) (b)	1,506,095
85,929	Warehouses De Pauw C.V.A. (EUR) (b)	2,238,431
		6,169,499
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Insurance — 7.6%
3,757	Allianz SE (EUR) (b)	$1,586,659
960,747	Legal & General Group PLC (GBP) (b)	3,157,316
205,453	Ping An Insurance Group Co. of China Ltd., Class H (HKD) (b)	1,579,772
28,159	Sun Life Financial, Inc. (CAD)	1,764,113
1,467	Swiss Life Holding AG (CHF) (b)	1,597,876
2,732	Zurich Insurance Group AG (CHF) (b)	1,931,028
		11,616,764
	Machinery — 1.1%
57,684	Valmet Oyj (EUR) (b)	1,650,553
	Multi-Utilities — 2.4%
624,743	A2A S.p.A. (EUR) (b)	1,769,044
55,608	Canadian Utilities Ltd., Class A (CAD)	1,953,135
		3,722,179
	Office REITs — 2.0%
75,439	Derwent London PLC (GBP) (b)	1,576,318
1,971	Japan Real Estate Investment Corp. (JPY) (b)	1,451,259
		3,027,577
	Oil, Gas & Consumable Fuels — 7.8%
57,534	Canadian Natural Resources Ltd. (CAD)	2,806,597
63,553	Keyera Corp. (CAD)	2,458,333
36,574	Koninklijke Vopak N.V. (EUR) (b)	1,979,583
56,879	Pembina Pipeline Corp. (CAD)	2,546,082
34,133	TC Energy Corp. (CAD)	2,137,392
		11,927,987
	Paper & Forest Products — 1.1%
298,500	Oji Holdings Corp. (JPY) (b)	1,614,900
	Pharmaceuticals — 3.5%
81,012	Hikma Pharmaceuticals PLC (GBP) (b)	1,360,657
21,197	Sanofi S.A. (EUR) (b)	2,047,001
54,000	Takeda Pharmaceutical Co., Ltd. (JPY) (b)	1,988,706
		5,396,364
	Professional Services — 1.6%
40,603	Teleperformance SE (EUR) (b)	2,385,960
Shares	Description	Value

	Real Estate Management & Development — 3.2%
665,991	Henderson Land Development Co., Ltd. (HKD) (b)	$2,474,293
1,600,303	Sino Land Co., Ltd. (HKD) (b)	2,348,678
		4,822,971
	Retail REITs — 1.2%
2,481	Japan Metropolitan Fund Invest (JPY) (b)	1,747,115
	Semiconductors & Semiconductor Equipment — 1.1%
433,274	Vanguard International Semiconductor Corp. (TWD) (b)	1,608,288
	Technology Hardware, Storage & Peripherals — 1.2%
1,557,162	Lenovo Group Ltd. (HKD) (b)	1,872,818
	Textiles, Apparel & Luxury Goods — 1.5%
4,482,134	Bosideng International Holdings Ltd. (HKD) (b)	2,307,085
	Tobacco — 1.2%
16,527	KT&G Corp. (KRW) (b)	1,777,193
	Trading Companies & Distributors — 2.2%
23,654	DKSH Holding AG (CHF) (b)	1,740,625
46,345	Russel Metals, Inc. (CAD)	1,599,137
		3,339,762
	Transportation Infrastructure — 1.6%
1,836,488	Jiangsu Expressway Co., Ltd., Class H (HKD) (b)	2,368,308
	Water Utilities — 1.3%
110,862	United Utilities Group PLC (GBP) (b)	1,932,996
	Wireless Telecommunication Services — 1.1%
43,046	Rogers Communications, Inc., Class B (CAD)	1,655,496
	Total Common Stocks	150,869,013
	(Cost $138,877,945)
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
101,953	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	$101,953
	(Cost $101,953)

	Total Investments — 99.2%	150,970,966
	(Cost $138,979,898)
	Net Other Assets and Liabilities — 0.8%	1,219,776
	Net Assets — 100.0%	$152,190,742

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $123,260,811 or 81.0% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
NOK	– Norwegian Krone
REITs	– Real Estate Investment Trusts
SAR	– Saudi Riyal
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	19.0%
HKD	18.4
CAD	17.2
CHF	11.2
JPY	10.0
GBP	9.7
KRW	4.7
TWD	2.2
AUD	2.0
NOK	1.8
SAR	1.4
AED	1.2
MXN	1.1
USD	0.1
Total	100.0%

Country Allocation†	% of Net Assets
Canada	17.0%
Switzerland	11.1
Japan	9.9
United Kingdom	9.7
Hong Kong	8.9
China	6.6
Italy	5.2
South Korea	4.7
France	4.3
Finland	3.0
Taiwan	2.2
Germany	2.1
Australia	2.0
Norway	1.8
Cayman Islands	1.5
Portugal	1.5
Belgium	1.5
Saudi Arabia	1.3
Netherlands	1.3
Bermuda	1.2
United Arab Emirates	1.2
Mexico	1.1
United States	0.1
Total Investments	99.2
Net Other Assets and Liabilities	0.8
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$11,300,273	$1,672,397	$9,627,876	$—
Beverages	1,690,388	1,690,388	—	—
Broadline Retail	1,836,775	1,836,775	—	—
Diversified Telecommunication Services	13,973,574	3,640,535	10,333,039	—
Electric Utilities	14,309,259	1,847,822	12,461,437	—
Insurance	11,616,764	1,764,113	9,852,651	—
Multi-Utilities	3,722,179	1,953,135	1,769,044	—
Oil, Gas & Consumable Fuels	11,927,987	9,948,404	1,979,583	—
Trading Companies & Distributors	3,339,762	1,599,137	1,740,625	—
Wireless Telecommunication Services	1,655,496	1,655,496	—	—
Other Industry Categories*	75,496,556	—	75,496,556	—
Money Market Funds	101,953	101,953	—	—
Total Investments	$150,970,966	$27,710,155	$123,260,811	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.9%
1,341,292	General Electric Co.	$380,618,431
	Banks — 9.5%
5,836,856	Bank of America Corp.	284,546,730
2,799,128	East West Bancorp, Inc.	298,834,905
1,314,092	JPMorgan Chase & Co.	386,553,303
1,978,388	PNC Financial Services Group (The), Inc.	411,682,759
7,721,729	Regions Financial Corp.	201,691,561
3,969,970	U.S. Bancorp	206,478,140
1,284,887	Wells Fargo & Co.	102,289,854
		1,892,077,252
	Beverages — 1.4%
1,422,599	Coca-Cola Consolidated, Inc.	272,769,132
	Biotechnology — 0.5%
133,885	Regeneron Pharmaceuticals, Inc.	103,444,906
	Broadline Retail — 1.0%
2,234,078	eBay, Inc.	203,345,780
	Capital Markets — 7.0%
626,902	Ameriprise Financial, Inc.	278,595,249
3,656,424	Bank of New York Mellon (The) Corp.	433,761,579
89,144	Blackrock, Inc.	85,730,676
1,099,305	Charles Schwab (The) Corp.	103,312,684
1,150,599	Raymond James Financial, Inc.	166,595,229
2,574,148	State Street Corp.	325,784,171
		1,393,779,588
	Commercial Services & Supplies — 1.3%
2,957,706	Veralto Corp.	261,520,364
	Construction & Engineering — 0.7%
1,549,921	AECOM	131,464,299
	Consumer Finance — 3.2%
1,196,386	American Express Co.	361,882,838
4,052,114	Synchrony Financial	275,624,794
		637,507,632
	Consumer Staples Distribution & Retail — 1.6%
313,800	Costco Wholesale Corp.	312,679,734
	Electrical Equipment — 2.8%
626,345	GE Vernova, Inc.	546,736,550
	Electronic Equipment, Instruments & Components — 0.5%
716,509	Amphenol Corp., Class A	90,530,912
	Energy Equipment & Services — 2.5%
8,045,734	Baker Hughes Co.	491,192,061
Shares	Description	Value

	Entertainment — 0.6%
607,572	Electronic Arts, Inc.	$123,865,704
	Financial Services — 3.6%
543,801	Mastercard, Inc., Class A	271,715,607
2,264,744	PayPal Holdings, Inc.	102,434,371
1,135,478	Visa, Inc., Class A	343,186,871
		717,336,849
	Food Products — 1.0%
1,828,425	Ingredion, Inc.	205,990,360
	Ground Transportation — 0.5%
545,407	Old Dominion Freight Line, Inc.	106,572,528
	Health Care Equipment & Supplies — 1.9%
2,146,549	Abbott Laboratories	220,386,186
737,411	ResMed, Inc.	165,534,021
		385,920,207
	Health Care Providers & Services — 1.3%
554,630	Elevance Health, Inc.	162,367,933
121,414	McKesson Corp.	105,066,819
		267,434,752
	Hotels, Restaurants & Leisure — 2.7%
77,854	Booking Holdings, Inc.	327,790,253
879,481	Expedia Group, Inc.	203,063,368
		530,853,621
	Household Durables — 2.2%
823,510	Lennar Corp., Class A	71,513,609
3,160,443	PulteGroup, Inc.	371,699,701
		443,213,310
	Insurance — 11.9%
926,714	Aflac, Inc.	101,669,793
1,840,716	Allstate (The) Corp.	381,654,055
1,283,990	Chubb Ltd.	418,490,861
1,239,763	Cincinnati Financial Corp.	195,076,708
2,863,992	Hartford Insurance Group (The), Inc.	387,297,638
1,158,445	MetLife, Inc.	81,925,230
1,128,718	Progressive (The) Corp.	223,757,056
1,347,317	Travelers (The) Cos., Inc.	392,985,423
2,418,255	Unum Group	176,605,163
		2,359,461,927
	Interactive Media & Services — 4.0%
1,601,889	Alphabet, Inc., Class A	460,639,201
579,560	Meta Platforms, Inc., Class A	331,583,663
		792,222,864
See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 2.8%
1,542,939	Accenture PLC, Class A	$305,949,375
4,007,435	Cognizant Technology Solutions Corp., Class A	245,856,137
		551,805,512
	Machinery — 7.5%
835,234	Allison Transmission Holdings, Inc.	97,772,492
1,035,574	Dover Corp.	215,865,400
3,909,000	Mueller Industries, Inc.	433,117,200
2,829,826	PACCAR, Inc.	326,844,903
1,130,281	Snap-on, Inc.	410,540,665
		1,484,140,660
	Media — 0.5%
1,578,739	Fox Corp., Class A	92,198,358
	Pharmaceuticals — 0.7%
562,836	Johnson & Johnson	137,579,632
	Professional Services — 1.5%
1,461,437	Automatic Data Processing, Inc.	296,934,770
	Semiconductors & Semiconductor Equipment — 14.1%
1,824,350	Applied Materials, Inc.	623,544,586
377,914	KLA Corp.	556,444,353
3,116,083	Lam Research Corp.	665,782,294
253,793	Micron Technology, Inc.	85,741,427
353,372	Monolithic Power Systems, Inc.	386,359,276
2,347,784	NVIDIA Corp.	409,453,530
601,630	QUALCOMM, Inc.	77,477,911
		2,804,803,377
	Software — 3.2%
847,150	Microsoft Corp.	313,589,515
1,671,555	Salesforce, Inc.	312,029,172
		625,618,687
	Specialty Retail — 4.5%
2,344,600	Ross Stores, Inc.	507,910,698
2,109,812	Williams-Sonoma, Inc.	384,682,022
		892,592,720
	Technology Hardware, Storage & Peripherals — 1.0%
802,156	Apple, Inc.	203,579,171
	Textiles, Apparel & Luxury Goods — 0.5%
274,446	Ralph Lauren Corp.	94,406,680
	Total Common Stocks	19,834,198,330
	(Cost $17,229,218,428)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
10,760,440	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (a)	$10,760,440
	(Cost $10,760,440)

	Total Investments — 100.0%	19,844,958,770
	(Cost $17,239,978,868)
	Net Other Assets and Liabilities — 0.0%	7,809,118
	Net Assets — 100.0%	$19,852,767,888

(a)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$19,834,198,330	$19,834,198,330	$—	$—
Money Market Funds	10,760,440	10,760,440	—	—
Total Investments	$19,844,958,770	$19,844,958,770	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Focus 5 ETF (FV)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
28,936,056	First Trust Energy AlphaDEX® Fund	$649,903,818
14,195,764	First Trust Indxx Aerospace & Defense ETF	634,692,608
4,242,393	First Trust Nasdaq Semiconductor ETF	625,625,696
16,978,445	First Trust Nasdaq Transportation ETF	647,048,539
3,383,294	First Trust NYSE® Arca® Biotechnology Index Fund (b)	679,433,101
	Total Exchange-Traded Funds	3,236,703,762
	(Cost $3,223,251,251)
MONEY MARKET FUNDS — 0.0%
1,003,949	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	1,003,949
	(Cost $1,003,949)

	Total Investments — 100.0%	3,237,707,711
	(Cost $3,224,255,200)
	Net Other Assets and Liabilities — (0.0)%	(829,819)
	Net Assets — 100.0%	$3,236,877,892

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$3,236,703,762	$3,236,703,762	$—	$—
Money Market Funds	1,003,949	1,003,949	—	—
Total Investments	$3,237,707,711	$3,237,707,711	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 5.0%
2,556	Northrop Grumman Corp.	$1,743,805
7,192	RTX Corp.	1,387,337
		3,131,142
	Air Freight & Logistics — 2.4%
8,897	C.H. Robinson Worldwide, Inc.	1,477,525
	Banks — 12.0%
16,417	Citigroup, Inc.	1,861,852
5,550	JPMorgan Chase & Co.	1,632,588
17,974	Popular, Inc.	2,411,572
20,023	Wells Fargo & Co.	1,594,031
		7,500,043
	Building Products — 3.9%
6,352	Allegion PLC	922,882
11,520	Johnson Controls International PLC	1,508,544
		2,431,426
	Capital Markets — 26.5%
14,999	Bank of New York Mellon (The) Corp.	1,779,331
1,738	Blackrock, Inc.	1,671,452
33,027	Carlyle Group (The), Inc.	1,598,176
7,104	Charles Schwab (The) Corp.	667,634
1,566	Evercore, Inc., Class A	467,467
1,832	Goldman Sachs Group (The), Inc.	1,549,854
6,266	Houlihan Lokey, Inc.	899,923
103,676	Invesco Ltd.	2,518,290
11,537	Morgan Stanley	1,898,644
6,335	Raymond James Financial, Inc.	917,245
14,176	Stifel Financial Corp.	1,047,890
40,342	TPG, Inc.	1,634,254
		16,650,160
	Chemicals — 1.2%
4,346	Albemarle Corp.	780,237
	Construction Materials — 1.1%
6,352	CRH PLC	667,722
	Consumer Finance — 3.2%
1,358	American Express Co.	410,768
3,687	Capital One Financial Corp.	672,619
13,654	Synchrony Financial	928,745
		2,012,132
	Consumer Staples Distribution & Retail — 2.2%
11,859	Dollar General Corp.	1,408,019
Shares	Description	Value

	Electric Utilities — 6.4%
29,153	Entergy Corp.	$3,275,631
4,946	NRG Energy, Inc.	722,808
		3,998,439
	Electronic Equipment, Instruments & Components — 3.9%
11,076	Corning, Inc.	1,506,004
5,580	TD SYNNEX Corp.	941,402
		2,447,406
	Health Care Providers & Services — 1.0%
3,086	Cardinal Health, Inc.	652,103
	Health Care REITs — 2.9%
9,054	Welltower, Inc.	1,790,066
	Hotels, Restaurants & Leisure — 2.2%
25,511	Las Vegas Sands Corp.	1,374,533
	IT Services — 2.9%
7,434	International Business Machines Corp.	1,801,927
	Machinery — 4.1%
1,000	Caterpillar, Inc.	708,460
2,614	Cummins, Inc.	1,406,384
4,227	Mueller Industries, Inc.	468,352
		2,583,196
	Metals & Mining — 3.7%
13,571	Freeport-McMoRan, Inc.	797,703
5,530	Newmont Corp.	598,623
5,102	Steel Dynamics, Inc.	918,360
		2,314,686
	Oil, Gas & Consumable Fuels — 5.1%
12,774	Targa Resources Corp.	3,202,825
	Passenger Airlines — 1.0%
9,843	Delta Air Lines, Inc.	654,363
	Personal Care Products — 1.2%
10,257	Estee Lauder (The) Cos., Inc., Class A	736,145
	Professional Services — 0.7%
2,793	Leidos Holdings, Inc.	434,367
	Specialty Retail — 1.0%
2,858	Ross Stores, Inc.	619,129
	Technology Hardware, Storage & Peripherals — 1.1%
1,720	Seagate Technology Holdings PLC	673,827
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 2.5%
1,830	Ralph Lauren Corp.	$629,502
6,872	Tapestry, Inc.	969,708
		1,599,210
	Trading Companies & Distributors — 2.7%
7,360	Ferguson Enterprises, Inc.	1,716,794
	Total Common Stocks	62,657,422
	(Cost $60,864,044)
MONEY MARKET FUNDS — 0.1%
55,866	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (a)	55,866
	(Cost $55,866)

	Total Investments — 100.0%	62,713,288
	(Cost $60,919,910)
	Net Other Assets and Liabilities — 0.0%	7,165
	Net Assets — 100.0%	$62,720,453

(a)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$62,657,422	$62,657,422	$—	$—
Money Market Funds	55,866	55,866	—	—
Total Investments	$62,713,288	$62,713,288	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 12.0%
1,284,478	BWX Technologies, Inc.	$262,662,906
664,883	Huntington Ingalls Industries, Inc.	252,589,052
2,423,586	Karman Holdings, Inc. (a)	194,008,059
2,265,849	Kratos Defense & Security Solutions, Inc. (a)	159,765,013
1,457,587	Leonardo DRS, Inc.	64,891,773
959,306	Mercury Systems, Inc. (a)	69,943,001
		1,003,859,804
	Air Freight & Logistics — 3.0%
1,540,324	C.H. Robinson Worldwide, Inc.	255,801,607
	Banks — 8.0%
4,419,616	Associated Banc-Corp.	114,291,270
1,662,526	First Financial Bancorp	46,351,225
9,430,803	FNB Corp.	157,683,026
3,938,168	Fulton Financial Corp.	80,102,337
5,970,039	Old National Bancorp	131,937,862
1,022,591	Wintrust Financial Corp.	142,078,793
		672,444,513
	Building Products — 8.2%
1,986,766	AAON, Inc.	164,404,887
936,664	Advanced Drainage Systems, Inc.	128,444,734
342,283	CSW Industrials, Inc.	89,192,104
2,148,675	Owens Corning	232,529,608
1,684,108	Zurn Elkay Water Solutions Corp.	75,515,403
		690,086,736
	Commercial Services & Supplies — 2.5%
719,277	Clean Harbors, Inc. (a)	206,238,294
	Construction & Engineering — 35.5%
438,898	Arcosa, Inc.	46,584,634
753,090	Argan, Inc.	410,170,469
254,301	Comfort Systems USA, Inc.	350,678,536
959,154	Construction Partners, Inc., Class A (a)	106,581,192
759,995	Dycom Industries, Inc. (a)	257,501,506
402,104	EMCOR Group, Inc.	296,877,404
1,110,302	Everus Construction Group, Inc. (a)	131,082,254
1,303,125	Granite Construction, Inc. (b)	156,218,625
321,407	IES Holdings, Inc. (a)	153,140,793
1,210,824	MasTec, Inc. (a)	389,570,514
1,959,498	Primoris Services Corp.	280,286,594
815,213	Sterling Infrastructure, Inc. (a)	332,011,799
877,202	Tutor Perini Corp.	67,711,222
		2,978,415,542
Shares	Description	Value

	Electrical Equipment — 3.0%
837,131	Atkore, Inc.	$49,315,387
283,929	Powell Industries, Inc.	153,628,303
6,855,992	Shoals Technologies Group, Inc., Class A (a)	45,112,428
		248,056,118
	Ground Transportation — 8.0%
834,904	Landstar System, Inc.	133,843,460
806,418	Ryder System, Inc.	165,081,829
756,135	Saia, Inc. (a)	265,615,103
1,895,286	Schneider National, Inc., Class B	49,959,739
1,792,483	Werner Enterprises, Inc.	52,716,925
		667,217,056
	Machinery — 9.7%
1,063,779	Federal Signal Corp.	115,037,061
2,783,992	Mueller Water Products, Inc., Class A	76,531,940
1,102,974	Oshkosh Corp.	162,368,803
357,746	RBC Bearings, Inc. (a)	194,299,007
1,312,657	SPX Technologies, Inc. (a)	262,452,641
		810,689,452
	Marine Transportation — 1.9%
1,201,983	Kirby Corp. (a)	159,719,501
	Trading Companies & Distributors — 8.1%
578,446	Applied Industrial Technologies, Inc.	153,473,293
4,746,345	Core & Main, Inc., Class A (a)	234,469,443
3,879,487	DNOW, Inc. (a)	46,204,690
846,677	Herc Holdings, Inc.	84,286,695
1,178,891	MSC Industrial Direct Co., Inc., Class A	108,776,272
1,365,946	Xometry, Inc., Class A (a)	55,785,235
		682,995,628
	Total Common Stocks	8,375,524,251
	(Cost $6,918,065,575)
MONEY MARKET FUNDS — 0.1%
11,103,602	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	11,103,602
	(Cost $11,103,602)

See Notes to Financial Statements

First Trust RBA American Industrial Renaissance® ETF (AIRR)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.0%
$1,629,879	Daiwa Capital Markets America, Inc., 3.66% (c), dated 03/31/26, due 04/01/26, with a maturity value of $1,630,045. Collateralized by U.S. Treasury Securities, interest rates of 0.00% to 4.75%, due 05/07/26 to 05/15/55. The value of the collateral including accrued interest is $1,662,477. (d)	$1,629,879
	(Cost $1,629,879)

	Total Investments — 100.0%	8,388,257,732
	(Cost $6,930,799,056)
	Net Other Assets and Liabilities — (0.0)%	(3,247,878)
	Net Assets — 100.0%	$8,385,009,854

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan (see Note 2F -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $1,627,131 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $1,629,879.

(c)	Rate shown reflects yield as of March 31, 2026.
(d)	This security serves as collateral for securities on loan.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$8,375,524,251	$8,375,524,251	$—	$—
Money Market Funds	11,103,602	11,103,602	—	—
Repurchase Agreements	1,629,879	—	1,629,879	—
Total Investments	$8,388,257,732	$8,386,627,853	$1,629,879	$—

*	See Portfolio of Investments for industry breakout.

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$1,627,131
Non-cash Collateral(2)	(1,627,131)
Net Amount	$—
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$1,629,879
Non-cash Collateral(4)	(1,629,879)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)	At March 31, 2026, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.
(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Dorsey Wright International Focus 5 ETF (IFV)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
1,528,173	First Trust China AlphaDEX® Fund	$47,892,942
807,319	First Trust Europe AlphaDEX® Fund	44,087,690
701,723	First Trust Eurozone AlphaDEX® ETF	43,696,291
692,944	First Trust Germany AlphaDEX® Fund	41,589,044
861,183	First Trust United Kingdom AlphaDEX® Fund	43,370,468
	Total Exchange-Traded Funds	220,636,435
	(Cost $195,280,512)
MONEY MARKET FUNDS — 0.1%
314,099	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	314,099
	(Cost $314,099)

	Total Investments — 100.0%	220,950,534
	(Cost $195,594,611)
	Net Other Assets and Liabilities — (0.0)%	(59,780)
	Net Assets — 100.0%	$220,890,754

(a)	Represents investments in affiliated funds.
(b)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$220,636,435	$220,636,435	$—	$—
Money Market Funds	314,099	314,099	—	—
Total Investments	$220,950,534	$220,950,534	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 99.9%
	Capital Markets (a) — 99.9%
855,849	First Trust Energy AlphaDEX® Fund	$19,222,369
419,871	First Trust Indxx Aerospace & Defense ETF	18,772,432
125,478	First Trust Nasdaq Semiconductor ETF	18,504,241
502,175	First Trust Nasdaq Transportation ETF	19,137,889
100,068	First Trust NYSE® Arca® Biotechnology Index Fund (b)	20,095,656
	Total Exchange-Traded Funds	95,732,587
	(Cost $95,940,705)
MONEY MARKET FUNDS — 0.1%
100,770	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (c)	100,770
	(Cost $100,770)

	Total Investments — 100.0%	95,833,357
	(Cost $96,041,475)
	Net Other Assets and Liabilities — (0.0)%	(24,408)
	Net Assets — 100.0%	$95,808,949

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$95,732,587	$95,732,587	$—	$—
Money Market Funds	100,770	100,770	—	—
Total Investments	$95,833,357	$95,833,357	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.8%
79,101	Curtiss-Wright Corp.	$53,877,273
53,371	Huntington Ingalls Industries, Inc.	20,275,643
311,816	Woodward, Inc.	111,605,183
		185,758,099
	Automobile Components — 0.6%
196,594	Lear Corp.	23,803,602
455,347	Visteon Corp.	41,486,665
		65,290,267
	Banks — 16.2%
898,495	Associated Banc-Corp.	23,235,081
1,833,437	Bank OZK	84,136,424
209,631	BOK Financial Corp.	26,845,346
1,578,710	Commerce Bancshares, Inc.	77,672,532
668,167	Cullen/Frost Bankers, Inc.	91,592,332
840,135	East West Bancorp, Inc.	89,692,813
1,118,973	Enterprise Financial Services Corp.	60,547,629
972,194	Fifth Third Bancorp	45,168,133
4,169,196	First BanCorp	89,054,026
23,909	First Citizens BancShares, Inc., Class A	45,060,336
685,626	First Interstate BancSystem, Inc., Class A	22,899,908
520,878	First Merchants Corp.	20,173,605
3,426,788	Fulton Financial Corp.	69,700,868
362,057	Hancock Whitney Corp.	23,023,205
3,053,319	Home BancShares, Inc.	82,225,881
4,305,159	Huntington Bancshares, Inc.	67,375,738
321,845	Independent Bank Corp.	24,205,962
940,296	International Bancshares Corp.	63,272,518
221,880	M&T Bank Corp.	45,867,034
161,385	Nicolet Bankshares, Inc.	23,985,039
2,095,197	OFG Bancorp	84,771,671
455,922	Pinnacle Financial Partners, Inc.	39,273,121
311,528	Prosperity Bancshares, Inc.	20,928,451
1,693,695	Regions Financial Corp.	44,239,313
511,273	ServisFirst Bancshares, Inc.	37,236,013
916,959	SouthState Bank Corp.	84,837,047
766,835	UMB Financial Corp.	86,491,320
647,708	Wintrust Financial Corp.	89,992,549
1,189,191	Zions Bancorp N.A.	68,521,185
		1,632,025,080
	Beverages — 0.9%
488,452	Coca-Cola Consolidated, Inc.	93,655,786
	Building Products — 3.2%
1,239,772	A.O. Smith Corp.	81,750,566
609,183	Advanced Drainage Systems, Inc.	83,537,265
Shares	Description	Value

	Building Products (Continued)
127,368	Allegion PLC	$18,505,297
67,292	Carlisle Cos., Inc.	22,449,957
64,738	CSW Industrials, Inc.	16,869,428
490,755	Simpson Manufacturing Co., Inc.	84,223,373
448,748	Zurn Elkay Water Solutions Corp.	20,121,860
		327,457,746
	Capital Markets — 4.2%
340,116	Cboe Global Markets, Inc.	95,596,404
407,271	Federated Hermes, Inc.	23,096,339
1,387,588	Interactive Brokers Group, Inc., Class A	93,065,527
678,968	Northern Trust Corp.	94,763,564
1,033,649	SEI Investments Co.	81,110,437
459,838	T. Rowe Price Group, Inc.	41,449,797
		429,082,068
	Chemicals — 1.5%
401,230	Balchem Corp.	68,000,460
1,766,626	Element Solutions, Inc.	60,312,612
192,511	PPG Industries, Inc.	20,575,576
		148,888,648
	Commercial Services & Supplies — 4.0%
1,091,226	Brady Corp., Class A	88,651,200
828,005	Brink’s (The) Co.	85,806,158
375,579	MSA Safety, Inc.	61,576,177
662,086	Tetra Tech, Inc.	19,942,030
350,634	UniFirst Corp.	88,216,008
658,670	Veralto Corp.	58,239,602
		402,431,175
	Construction & Engineering — 4.8%
803,091	AECOM	68,118,179
110,657	Comfort Systems USA, Inc.	152,594,896
144,371	EMCOR Group, Inc.	106,590,553
783,480	Primoris Services Corp.	112,068,979
314,832	Tutor Perini Corp.	24,301,882
51,828	Valmont Industries, Inc.	20,708,914
		484,383,403
	Construction Materials — 0.5%
400,434	United States Lime & Minerals, Inc.	52,300,685
	Consumer Finance — 1.2%
673,930	PROG Holdings, Inc.	19,335,052
1,877,699	SLM Corp.	40,201,535
903,330	Synchrony Financial	61,444,507
		120,981,094
See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Consumer Staples Distribution & Retail — 1.1%
712,280	PriceSmart, Inc.	$107,198,140
	Containers & Packaging — 0.2%
165,114	AptarGroup, Inc.	20,807,666
	Diversified Consumer Services — 2.6%
82,524	Graham Holdings Co., Class B	87,249,324
777,085	H&R Block, Inc.	24,664,678
2,006,410	OneSpaWorld Holdings Ltd.	46,047,109
2,719,080	Perdoceo Education Corp.	101,176,967
		259,138,078
	Electric Utilities — 0.4%
513,935	Otter Tail Corp.	45,108,075
	Electrical Equipment — 3.4%
279,512	Acuity, Inc.	78,324,853
739,740	EnerSys	128,507,633
49,622	Hubbell, Inc.	24,351,500
197,975	Powell Industries, Inc.	107,120,313
		338,304,299
	Electronic Equipment, Instruments & Components — 1.6%
275,567	Badger Meter, Inc.	41,982,633
541,986	Benchmark Electronics, Inc.	30,383,735
533,081	ePlus, Inc.	40,114,345
568,372	Napco Security Technologies, Inc.	22,388,173
151,338	TD SYNNEX Corp.	25,532,234
		160,401,120
	Energy Equipment & Services — 3.0%
1,936,436	Cactus, Inc., Class A	91,728,973
4,670,233	NOV, Inc.	87,847,083
1,304,627	Weatherford International PLC	123,391,622
		302,967,678
	Financial Services — 2.3%
1,133,530	Enact Holdings, Inc.	46,259,359
401,198	Jack Henry & Associates, Inc.	63,405,332
3,174,856	MGIC Investment Corp.	83,339,970
579,591	Radian Group, Inc.	19,172,870
354,798	Voya Financial, Inc.	24,239,800
		236,417,331
	Food Products — 2.2%
922,647	Cal-Maine Foods, Inc.	73,027,510
710,293	Ingredion, Inc.	80,021,609
509,280	Marzetti (The) Company	70,448,703
		223,497,822
Shares	Description	Value

	Health Care Equipment & Supplies — 1.0%
944,957	LeMaitre Vascular, Inc.	$103,160,956
	Health Care Providers & Services — 1.7%
188,276	Chemed Corp.	71,119,376
110,807	Ensign Group (The), Inc.	22,327,611
492,757	National HealthCare Corp.	78,693,293
		172,140,280
	Hotels, Restaurants & Leisure — 0.4%
193,735	Expedia Group, Inc.	44,731,474
	Household Durables — 2.5%
358,970	Installed Building Products, Inc.	95,180,895
472,497	La-Z-Boy, Inc.	15,186,054
706,966	PulteGroup, Inc.	83,146,271
459,583	Toll Brothers, Inc.	62,719,292
		256,232,512
	Household Products — 0.8%
390,281	WD-40 Co.	79,593,907
	Insurance — 8.9%
394,984	Assurant, Inc.	86,031,465
1,008,861	Assured Guaranty Ltd.	82,201,994
190,679	Axis Capital Holdings Ltd.	19,336,757
413,237	Cincinnati Financial Corp.	65,022,842
952,016	CNA Financial Corp.	43,716,575
70,736	Everest Group Ltd.	23,120,062
663,968	First American Financial Corp.	40,030,631
483,859	Hanover Insurance Group (The), Inc.	83,876,958
1,101,023	Lincoln National Corp.	39,086,317
1,558,897	Old Republic International Corp.	62,199,990
330,165	Primerica, Inc.	82,699,729
431,114	Reinsurance Group of America, Inc.	88,016,234
831,263	Selective Insurance Group, Inc.	62,668,918
551,813	Unum Group	40,298,903
1,173,140	W.R. Berkley Corp.	77,755,719
		896,063,094
	Interactive Media & Services — 0.4%
1,393,522	Match Group, Inc.	42,795,061
	IT Services — 0.7%
268,148	VeriSign, Inc.	66,597,237
	Machinery — 10.3%
446,812	Alamo Group, Inc.	73,710,576
869,711	Allison Transmission Holdings, Inc.	101,808,370
1,825,931	Atmus Filtration Technologies, Inc.	103,658,103
118,331	Crane Co.	20,234,601
See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery (Continued)
540,396	Donaldson Co., Inc.	$45,863,408
220,754	Dover Corp.	46,016,171
160,922	Esab Corp.	15,554,721
300,008	Flowserve Corp.	22,053,588
451,864	Fortive Corp.	24,979,042
450,112	Franklin Electric Co., Inc.	41,486,823
999,357	Graco, Inc.	84,595,570
109,399	IDEX Corp.	20,736,580
491,971	ITT, Inc.	93,735,235
102,244	Lincoln Electric Holdings, Inc.	25,466,935
875,585	Mueller Industries, Inc.	97,014,818
1,675,860	Mueller Water Products, Inc., Class A	46,069,391
252,739	Snap-on, Inc.	91,799,860
309,610	Watts Water Technologies, Inc., Class A	89,876,687
		1,044,660,479
	Media — 2.0%
1,470,492	Fox Corp., Class A	85,876,733
1,337,178	New York Times (The) Co., Class A	111,961,914
		197,838,647
	Metals & Mining — 0.8%
2,541,309	Hecla Mining Co.	47,344,587
111,131	Royal Gold, Inc.	28,281,728
		75,626,315
	Oil, Gas & Consumable Fuels — 0.9%
285,622	Core Natural Resources, Inc.	29,913,192
119,548	Texas Pacific Land Corp.	56,732,699
		86,645,891
	Personal Care Products — 0.7%
832,286	Interparfums, Inc.	75,604,860
	Professional Services — 3.3%
337,077	CSG Systems International, Inc.	26,945,935
858,299	Exponent, Inc.	56,004,010
2,019,980	Genpact Ltd.	75,244,255
304,603	Jacobs Solutions, Inc.	38,769,870
492,988	Paycom Software, Inc.	59,917,761
853,866	UL Solutions, Inc., Class A	73,184,855
		330,066,686
	Semiconductors & Semiconductor Equipment — 0.6%
696,515	Universal Display Corp.	63,842,565
	Software — 3.4%
2,486,137	Clear Secure, Inc., Class A	120,353,892
Shares	Description	Value

	Software (Continued)
1,242,041	Dolby Laboratories, Inc., Class A	$74,596,982
295,280	InterDigital, Inc.	89,174,560
1,332,383	Pegasystems, Inc.	56,706,221
		340,831,655
	Specialty Retail — 2.3%
213,993	Dick’s Sporting Goods, Inc.	42,432,672
1,636,979	Gap (The), Inc.	39,614,892
471,574	Williams-Sonoma, Inc.	85,982,087
145,285	Winmark Corp.	62,116,602
		230,146,253
	Technology Hardware, Storage & Peripherals — 0.6%
583,221	NetApp, Inc.	59,715,998
	Textiles, Apparel & Luxury Goods — 1.5%
288,521	Kontoor Brands, Inc.	20,280,141
268,043	Ralph Lauren Corp.	92,204,112
251,976	Tapestry, Inc.	35,556,333
		148,040,586
	Tobacco — 0.5%
604,278	Turning Point Brands, Inc.	52,445,287
	Trading Companies & Distributors — 0.9%
336,114	Applied Industrial Technologies, Inc.	89,177,766
	Total Common Stocks	10,092,051,769
	(Cost $8,940,125,227)
MONEY MARKET FUNDS — 0.1%
7,976,987	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (a)	7,976,987
	(Cost $7,976,987)

	Total Investments — 100.0%	10,100,028,756
	(Cost $8,948,102,214)
	Net Other Assets and Liabilities — 0.0%	1,430,710
	Net Assets — 100.0%	$10,101,459,466

(a)	Rate shown reflects yield as of March 31, 2026.
See Notes to Financial Statements

First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$10,092,051,769	$10,092,051,769	$—	$—
Money Market Funds	7,976,987	7,976,987	—	—
Total Investments	$10,100,028,756	$10,100,028,756	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.5%
	Aerospace & Defense — 2.2%
4,571	Airbus SE (EUR) (b)	$864,256
4,424	Boeing (The) Co. (c)	880,509
1,387	Lockheed Martin Corp.	838,289
		2,583,054
	Automobile Components — 0.8%
72,000	Denso Corp. (JPY) (b)	902,742
	Automobiles — 3.0%
9,626	Bayerische Motoren Werke AG (EUR) (b)	890,474
75,254	Ford Motor Co.	868,431
14,232	Mercedes-Benz Group AG (EUR) (b)	874,744
2,294	Tesla, Inc. (c)	852,795
		3,486,444
	Banks — 26.1%
34,533	ANZ Group Holdings Ltd. (AUD) (b)	868,341
67,700	Axis Bank Ltd. (INR) (b)	838,480
43,241	Banco Bilbao Vizcaya Argentaria S.A. (EUR) (b)	933,991
81,510	Banco Santander S.A. (EUR) (b)	913,790
19,224	Bank of America Corp.	937,170
1,559,146	Bank of China Ltd., Class H (HKD) (b)	995,571
1,037,926	Bank of Communications Co., Ltd., Class H (HKD) (b)	938,081
174,333	Barclays PLC (GBP) (b)	912,363
9,165	BNP Paribas S.A. (EUR) (b)	873,095
171,702	BOC Hong Kong Holdings Ltd. (HKD) (b)	947,281
1,793,610	China CITIC Bank Corp., Ltd., Class H (HKD) (b)	1,816,777
142,978	China Merchants Bank Co., Ltd., Class H (HKD) (b)	908,514
8,588	Citigroup, Inc.	973,965
20,910	DBS Group Holdings Ltd. (SGD) (b)	930,498
193,067	First Abu Dhabi Bank PJSC (AED) (b)	916,069
31,914	HDFC Bank Ltd., ADR	794,020
56,762	HSBC Holdings PLC (GBP) (b)	932,173
60,059	ICICI Bank Ltd., ADR	1,555,528
1,998,332	Industrial & Commercial Bank of China Ltd., Class H (HKD) (b)	1,761,426
34,530	ING Groep N.V., ADR	899,507
3,203	JPMorgan Chase & Co.	942,195
222,557	Kotak Mahindra Bank Ltd. (INR) (b)	837,781
Shares	Description	Value

	Banks (Continued)
176,274	Lloyds Banking Group PLC, ADR (d)	$886,658
97,860	Mitsubishi UFJ Financial Group, Inc., ADR (d)	1,660,684
88,785	Nordea Bank Abp (EUR) (b)	1,528,811
1,420,852	Postal Savings Bank of China Co., Ltd., Class H (HKD) (b) (e) (f)	892,593
5,556	Royal Bank of Canada (CAD)	898,162
447,328	Sberbank of Russia PJSC (RUB) (b) (c) (g) (h)	0
12,041	Wells Fargo & Co.	958,584
31,534	Westpac Banking Corp. (AUD) (b)	871,451
		30,123,559
	Broadline Retail — 4.2%
12,003	Alibaba Group Holding Ltd., ADR	1,505,896
7,688	Amazon.com, Inc. (c)	1,601,180
57,651	JD.com, Inc., ADR	1,704,740
		4,811,816
	Capital Markets — 7.9%
7,737	Bank of New York Mellon (The) Corp.	917,840
2,911	CME Group, Inc.	859,764
3,262	Deutsche Boerse AG (EUR) (b)	955,592
1,150	Goldman Sachs Group (The), Inc.	972,889
7,905	London Stock Exchange Group PLC (GBP) (b)	933,478
10,434	Morgan Stanley	1,717,123
881	Partners Group Holding AG (CHF) (b)	949,578
2,159	S&P Global, Inc.	918,309
24,086	UBS Group AG (CHF) (b)	939,195
		9,163,768
	Communications Equipment — 1.6%
11,656	Cisco Systems, Inc.	904,389
111,308	Nokia Oyj, ADR	894,916
		1,799,305
	Consumer Finance — 0.8%
3,001	American Express Co.	907,743
	Consumer Staples Distribution & Retail — 1.5%
12,087	Kroger (The) Co.	874,615
7,229	Walmart, Inc.	898,420
		1,773,035
	Diversified Telecommunication Services — 6.3%
58,809	AT&T, Inc.	1,704,873
See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Diversified Telecommunication Services (Continued)
42,620	Deutsche Telekom AG (EUR) (b)	$1,590,725
316,016	Emirates Telecommunications Group Co. PJSC (AED) (b)	1,632,029
1,779	Swisscom AG (CHF) (b)	1,492,872
17,896	Verizon Communications, Inc.	898,379
		7,318,878
	Electric Utilities — 0.8%
40,242	Iberdrola S.A. (EUR) (b)	921,312
	Electrical Equipment — 0.8%
11,620	Contemporary Amperex Technology Co., Ltd., Class H (HKD) (b) (d)	926,209
	Financial Services — 3.6%
3,239	Mastercard, Inc., Class A	1,618,399
36,311	PayPal Holdings, Inc.	1,642,347
2,956	Visa, Inc., Class A	893,421
		4,154,167
	Household Durables — 0.7%
42,220	Sony Group Corp., ADR	873,954
	Industrial Conglomerates — 2.1%
6,900	Honeywell International, Inc.	1,559,607
3,500	Siemens AG (EUR) (b)	852,723
		2,412,330
	Insurance — 4.8%
84,014	AIA Group Ltd. (HKD) (b)	933,507
2,244	Allianz SE (EUR) (b)	947,687
11,847	American International Group, Inc.	891,487
20,618	AXA S.A. (EUR) (b)	947,434
13,172	MetLife, Inc.	931,524
112,965	Ping An Insurance Group Co. of China Ltd., Class H (HKD) (b)	868,612
		5,520,251
	Interactive Media & Services — 2.0%
13,079	Baidu, Inc., ADR (c) (d)	1,457,262
12,967	Tencent Holdings Ltd. (HKD) (b)	817,860
		2,275,122
	IT Services — 6.9%
8,217	Accenture PLC, Class A	1,629,349
26,329	Cognizant Technology Solutions Corp., Class A	1,615,284
119,849	Infosys Ltd., ADR (d)	1,619,160
Shares	Description	Value

	IT Services (Continued)
6,503	International Business Machines Corp.	$1,576,262
60,785	Tata Consultancy Services Ltd. (INR) (b)	1,530,607
		7,970,662
	Marine Transportation — 0.8%
362	A.P. Moller - Maersk A/S, Class B (DKK) (b)	904,233
	Metals & Mining — 1.6%
25,076	BHP Group Ltd. (AUD) (b)	907,313
9,989	Rio Tinto PLC, ADR	931,874
		1,839,187
	Multi-Utilities — 1.4%
51,094	Engie S.A. (EUR) (b)	1,646,638
	Oil, Gas & Consumable Fuels — 0.8%
42,503	Gazprom PJSC, ADR (b) (c) (g) (h)	0
364,010	Gazprom PJSC (RUB) (b) (c) (g) (h)	0
10,255	Shell PLC, ADR	953,715
		953,715
	Pharmaceuticals — 1.4%
13,950	Zoetis, Inc.	1,649,030
	Semiconductors & Semiconductor Equipment — 8.0%
8,145	Advanced Micro Devices, Inc. (c)	1,656,937
34,713	Infineon Technologies AG (EUR) (b)	1,574,802
35,597	Intel Corp. (c)	1,570,896
3,974	Micron Technology, Inc.	1,342,576
8,795	NVIDIA Corp.	1,533,848
4,783	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	1,616,415
		9,295,474
	Software — 5.9%
4,009	Microsoft Corp.	1,484,011
10,120	Oracle Corp.	1,488,753
8,083	Salesforce, Inc.	1,508,854
8,370	SAP SE (EUR) (b)	1,426,947
6,754	Workday, Inc., Class A (c)	877,480
		6,786,045
	Specialty Retail — 0.8%
2,673	Home Depot (The), Inc.	879,123
See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Technology Hardware, Storage & Peripherals — 1.3%
12,694	Samsung Electronics Co., Ltd. (KRW) (b)	$1,484,708
	Wireless Telecommunication Services — 1.4%
1,199,400	SoftBank Corp. (JPY) (b)	1,604,945
	Total Common Stocks	114,967,449
	(Cost $99,228,095)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 5.1%
$5,969,361	Toronto-Dominion Bank (The), 3.66% (i), dated 03/31/26, due 04/01/26, with a maturity value of $5,969,968. Collateralized by U.S. Treasury Securities, interest rates of 1.25% to 1.38%, due 05/31/28 to 12/31/28. The value of the collateral including accrued interest is $6,088,750. (j)	5,969,361
	(Cost $5,969,361)

	Total Investments — 104.6%	120,936,810
	(Cost $105,197,456)
	Net Other Assets and Liabilities — (4.6)%	(5,373,149)
	Net Assets — 100.0%	$115,563,661

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $49,938,308 or 43.2% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	Non-income producing security.
(d)
All or a portion of this security is on loan (see Note 2F -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $5,992,607 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $5,969,361.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(h)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(i)	Rate shown reflects yield as of March 31, 2026.
(j)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AED	– United Arab Emirates Dirham
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
RUB	– Russian Ruble
SGD	– Singapore Dollar
USD	– United States Dollar

See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Currency Exposure Diversification	% of Total Investments
USD	58.0%
EUR	14.7
HKD	9.8
CHF	2.8
INR	2.6
GBP	2.3
AUD	2.2
AED	2.1
JPY	2.1
KRW	1.2
SGD	0.8
DKK	0.7
CAD	0.7
RUB	0.0‡
Total	100.0%

‡	Investments are valued at $0.

Country Allocation†	% of Net Assets
United States	39.1%
Germany	7.9
China	7.9
India	6.2
Canada	5.9
United Kingdom	4.8
Cayman Islands	4.7
Japan	4.4
France	3.0
Switzerland	2.9
Spain	2.4
Australia	2.3
United Arab Emirates	2.2
Finland	2.1
Hong Kong	1.6
Netherlands	1.5
Ireland	1.4
Taiwan	1.4
South Korea	1.3
Singapore	0.8
Denmark	0.8
Russia	0.0††
Total Investments	104.6
Net Other Assets and Liabilities	(4.6)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.
††	Investments are valued at $0.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$2,583,054	$1,718,798	$864,256	$—
Automobile Components	902,742	—	902,742	—
Automobiles	3,486,444	1,721,226	1,765,218	—
Banks	30,123,559	10,506,473	19,617,086	— **
Capital Markets	9,163,768	5,385,925	3,777,843	—
Diversified Telecommunication Services	7,318,878	2,603,252	4,715,626	—
Electric Utilities	921,312	—	921,312	—
Electrical Equipment	926,209	—	926,209	—
Industrial Conglomerates	2,412,330	1,559,607	852,723	—
Insurance	5,520,251	1,823,011	3,697,240	—
Interactive Media & Services	2,275,122	1,457,262	817,860	—
IT Services	7,970,662	6,440,055	1,530,607	—
Marine Transportation	904,233	—	904,233	—
Metals & Mining	1,839,187	931,874	907,313	—
Multi-Utilities	1,646,638	—	1,646,638	—
Oil, Gas & Consumable Fuels	953,715	953,715	—	— **
Semiconductors & Semiconductor Equipment	9,295,474	7,720,672	1,574,802	—
Software	6,786,045	5,359,098	1,426,947	—
Technology Hardware, Storage & Peripherals	1,484,708	—	1,484,708	—
Wireless Telecommunication Services	1,604,945	—	1,604,945	—
Other Industry Categories*	16,848,173	16,848,173	—	—
Repurchase Agreements	5,969,361	—	5,969,361	—
Total Investments	$120,936,810	$65,029,141	$55,907,669	$— **

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Indxx Innovative Transaction & Process ETF (LEGR)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$5,992,607
Non-cash Collateral(2)	(5,969,361)
Net Amount	$23,246
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$5,969,361
Non-cash Collateral(4)	(5,969,361)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
The collateral requirements are determined at the beginning
of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2026, the last business day of the period, there was sufficient
collateral based on the end of day market value from the prior business day; however, as a result of market movement from
March 30 to March 31, the value of the related securities
loaned was above the collateral value received. See Note 2F -
Securities Lending in the Notes to Financial Statements.

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.6%
	Aerospace & Defense — 3.3%
37,974	AeroVironment, Inc. (b)	$6,951,141
30,713	Kratos Defense & Security Solutions, Inc. (b)	2,165,573
3,654	Northrop Grumman Corp.	2,492,905
1,410,853	QinetiQ Group PLC (GBP) (c)	8,545,840
		20,155,459
	Air Freight & Logistics — 0.4%
42,126	GXO Logistics, Inc. (b)	2,184,233
	Automobile Components — 4.3%
35,991	Aptiv PLC (b)	2,499,215
183,900	Denso Corp. (JPY) (c)	2,305,754
409,357	Gentex Corp.	8,944,450
41,980	Magna International, Inc.	2,342,904
1,132,264	Mobileye Global, Inc., Class A (b)	7,778,654
182,403	Valeo SE (EUR) (c)	2,233,691
		26,104,668
	Automobiles — 0.7%
5,649	Hyundai Motor Co. (KRW) (c)	1,740,233
6,576	Tesla, Inc. (b)	2,444,628
		4,184,861
	Biotechnology — 1.3%
2,610,067	Recursion Pharmaceuticals, Inc., Class A (b) (d)	8,012,906
	Broadline Retail — 1.7%
18,366	Alibaba Group Holding Ltd., ADR	2,304,199
23,478	Amazon.com, Inc. (b)	4,889,763
99,767	JD.com, Inc., ADR	2,950,110
		10,144,072
	Communications Equipment — 1.9%
19,826	Arista Networks, Inc. (b)	2,434,236
120,551	Cisco Systems, Inc.	9,353,552
		11,787,788
	Consumer Finance — 1.5%
351,780	Upstart Holdings, Inc. (b) (d)	9,023,157
	Consumer Staples Distribution & Retail — 1.3%
3,391,152	Ocado Group PLC (GBP) (b) (c)	8,145,287
	Electrical Equipment — 3.5%
52,794	ABB Ltd. (CHF) (c)	4,292,573
17,558	Emerson Electric Co.	2,300,449
69,100	Mitsubishi Electric Corp. (JPY) (c)	2,260,060
313,000	NIDEC CORP. (JPY) (b) (c)	3,974,542
Shares	Description	Value

	Electrical Equipment (Continued)
12,100	Rockwell Automation, Inc.	$4,342,448
15,092	Schneider Electric SE (EUR) (c)	4,110,803
		21,280,875
	Electronic Equipment, Instruments & Components — 5.6%
90,631	Cognex Corp.	4,440,013
107,609	Delta Electronics, Inc. (TWD) (c)	4,852,130
839,913	Hexagon AB, Class B (SEK) (c)	8,174,132
11,700	Keyence Corp. (JPY) (c)	4,164,116
138,800	Omron Corp. (JPY) (c)	3,993,150
123,400	Yokogawa Electric Corp. (JPY) (c)	3,813,524
22,014	Zebra Technologies Corp., Class A (b)	4,602,687
		34,039,752
	Energy Equipment & Services — 1.6%
269,829	Oceaneering International, Inc. (b)	9,570,835
	Health Care Equipment & Supplies — 2.5%
19,024	Intuitive Surgical, Inc. (b)	8,769,874
27,102	Medtronic PLC	2,348,388
64,399	Omnicell, Inc. (b)	2,149,639
6,831	Stryker Corp.	2,244,598
		15,512,499
	Hotels, Restaurants & Leisure — 1.3%
958,853	Serve Robotics, Inc. (b) (d)	8,092,719
	Household Durables — 0.4%
113,600	Sony Group Corp. (JPY) (c)	2,367,735
	Industrial Conglomerates — 1.3%
32,793	Siemens AG (EUR) (c)	7,989,531
	Interactive Media & Services — 3.6%
15,814	Alphabet, Inc., Class A	4,547,474
21,270	Baidu, Inc., ADR (b) (d)	2,369,903
61,114	Kakao Corp. (KRW) (c)	1,886,728
14,778	Meta Platforms, Inc., Class A	8,454,937
14,961	NAVER Corp. (KRW) (c)	2,036,917
39,937	Tencent Holdings Ltd. (HKD) (c)	2,518,922
		21,814,881
	IT Services — 5.7%
26,902	Akamai Technologies, Inc. (b)	3,089,695
2,418,927	BigBear.ai Holdings, Inc. (b) (d)	8,514,623
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	IT Services (Continued)
55,630	Cloudflare, Inc., Class A (b)	$11,478,694
39,878	International Business Machines Corp.	9,666,028
8,058	MongoDB, Inc. (b)	1,972,357
		34,721,397
	Life Sciences Tools & Services — 3.5%
71,240	Illumina, Inc. (b)	8,781,042
27,839	Tecan Group AG (CHF) (c)	4,738,520
179,886	Tempus AI, Inc., Class A (b) (d)	8,134,445
		21,654,007
	Machinery — 11.0%
154,403	ATS Corp. (CAD) (b)	4,352,054
8,360,400	AutoStore Holdings Ltd. (NOK) (b) (c) (e) (f)	8,273,601
119,100	Daifuku Co., Ltd. (JPY) (c)	4,205,312
4,204	Deere & Co.	2,368,113
210,500	FANUC Corp. (JPY) (c)	7,337,386
32,015	JBT Marel Corp.	4,093,758
113,500	Kawasaki Heavy Industries Ltd. (JPY) (c)	2,134,611
79,419	Proto Labs, Inc. (b)	4,528,471
16,022	Rainbow Robotics (KRW) (b) (c)	5,756,708
174,862	Symbotic, Inc. (b)	9,302,658
616,700	UBTech Robotics Corp., Ltd., Class H (HKD) (b) (c)	6,863,556
146,673	Valmet Oyj (EUR) (c) (d)	4,196,858
139,700	Yaskawa Electric Corp. (JPY) (c)	3,689,716
		67,102,802
	Pharmaceuticals — 0.4%
10,654	Johnson & Johnson	2,604,264
	Professional Services — 0.7%
111,622	Innodata, Inc. (b) (d)	4,310,842
	Semiconductors & Semiconductor Equipment — 10.0%
24,626	Advanced Micro Devices, Inc. (b)	5,009,667
81,709	Ambarella, Inc. (b)	4,205,971
15,429	Broadcom, Inc.	4,775,430
58,031	Intel Corp. (b)	2,560,908
3,234	KLA Corp.	4,761,774
60,354	Marvell Technology, Inc.	5,978,064
11,956	Micron Technology, Inc.	4,039,215
27,825	NVIDIA Corp.	4,852,680
21,718	NXP Semiconductors N.V.	4,275,405
34,633	QUALCOMM, Inc.	4,460,038
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
259,500	Renesas Electronics Corp. (JPY) (c)	$3,710,131
6,684	SK hynix, Inc. (KRW) (c)	3,792,268
13,162	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	4,448,098
15,406	Teradyne, Inc.	4,567,263
		61,436,912
	Software — 30.6%
10,087	Adobe, Inc. (b)	2,451,948
359,165	Appian Corp., Class A (b)	8,659,468
10,765	Autodesk, Inc. (b)	2,577,141
75,087	BlackLine, Inc. (b)	2,778,219
1,204,899	C3.ai, Inc., Class A (b)	10,145,250
31,782	Cadence Design Systems, Inc. (b)	8,831,264
1,643,044	CCC Intelligent Solutions Holdings, Inc. (b)	9,858,264
437,355	Dassault Systemes SE (EUR) (c)	8,853,966
23,641	Datadog, Inc., Class A (b)	2,790,820
266,674	Dynatrace, Inc. (b)	9,861,605
50,832	Elastic N.V. (b)	2,541,092
9,126,600	Horizon Robotics (HKD) (b) (c)	7,904,303
12,554	Microsoft Corp.	4,647,114
82,400	Nice Ltd., ADR (b)	9,085,424
69,823	Palantir Technologies, Inc., Class A (b)	10,213,708
64,323	Palo Alto Networks, Inc. (b)	10,312,263
219,048	Pegasystems, Inc.	9,322,683
16,903	PTC, Inc. (b)	2,408,508
49,176	Salesforce, Inc.	9,179,684
730,103	SentinelOne, Inc., Class A (b)	9,403,727
88,686	ServiceNow, Inc. (b)	9,272,121
1,113,831	SoundHound AI, Inc., Class A (b) (d)	7,652,019
23,138	Synopsys, Inc. (b)	9,173,754
892,726	UiPath, Inc., Class A (b)	9,909,259
71,613	Workday, Inc., Class A (b)	9,303,961
		187,137,565
	Technology Hardware, Storage & Peripherals — 1.1%
10,019	Apple, Inc.	2,542,722
17,587	Samsung Electronics Co., Ltd. (KRW) (c)	2,057,000
195,400	Seiko Epson Corp. (JPY) (c) (d)	2,415,771
		7,015,493
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Wireless Telecommunication Services — 0.4%
101,200	SoftBank Group Corp. (JPY) (c)	$2,464,195
	Total Common Stocks	608,858,735
	(Cost $634,658,878)
MONEY MARKET FUNDS — 0.3%
1,923,688	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (g)	1,923,688
	(Cost $1,923,688)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 6.6%
$40,498,333	Bank of America Corp., 3.66% (g), dated 03/31/26, due 04/01/26, with a maturity value of $40,502,450. Collateralized by U.S. Treasury Securities, interest rates of 2.75% to 4.75%, due 05/15/28 to 11/15/43. The value of the collateral including accrued interest is $41,308,305. (h)	40,498,333
	(Cost $40,498,333)

	Total Investments — 106.5%	651,280,756
	(Cost $677,080,899)
	Net Other Assets and Liabilities — (6.5)%	(39,982,546)
	Net Assets — 100.0%	$611,298,210

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)	Non-income producing security.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $157,799,570 or 25.8% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(d)
All or a portion of this security is on loan (see Note 2F -
Securities Lending in the Notes to Financial Statements). The
remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate
value of such securities is $42,446,476 and the total value of the collateral held by the Fund, including for securities sold and pending settlement, is $40,498,333.

(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(g)	Rate shown reflects yield as of March 31, 2026.
(h)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone
SEK	– Swedish Krona
TWD	– New Taiwan Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
USD	75.1%
JPY	7.5
EUR	4.2
HKD	2.6
KRW	2.6
GBP	2.6
CHF	1.4
NOK	1.3
SEK	1.3
TWD	0.7
CAD	0.7
Total	100.0%

See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Country Allocation†	% of Net Assets
United States	73.6%
Japan	8.0
Cayman Islands	3.6
South Korea	2.8
United Kingdom	2.7
France	2.5
Taiwan	1.5
Israel	1.5
Switzerland	1.5
Bermuda	1.4
Sweden	1.3
Germany	1.3
China	1.1
Netherlands	1.1
Canada	1.1
Finland	0.7
Jersey	0.4
Ireland	0.4
Total Investments	106.5
Net Other Assets and Liabilities	(6.5)
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Aerospace & Defense	$20,155,459	$11,609,619	$8,545,840	$—
Automobile Components	26,104,668	21,565,223	4,539,445	—
Automobiles	4,184,861	2,444,628	1,740,233	—
Consumer Staples Distribution & Retail	8,145,287	—	8,145,287	—
Electrical Equipment	21,280,875	6,642,897	14,637,978	—
Electronic Equipment, Instruments & Components	34,039,752	9,042,700	24,997,052	—
Household Durables	2,367,735	—	2,367,735	—
Industrial Conglomerates	7,989,531	—	7,989,531	—
Interactive Media & Services	21,814,881	15,372,314	6,442,567	—
Life Sciences Tools & Services	21,654,007	16,915,487	4,738,520	—
Machinery	67,102,802	24,645,054	42,457,748	—
Semiconductors & Semiconductor Equipment	61,436,912	53,934,513	7,502,399	—
Software	187,137,565	170,379,296	16,758,269	—
Technology Hardware, Storage & Peripherals	7,015,493	2,542,722	4,472,771	—
Wireless Telecommunication Services	2,464,195	—	2,464,195	—
Other Industry Categories*	115,964,712	115,964,712	—	—
Money Market Funds	1,923,688	1,923,688	—	—
Repurchase Agreements	40,498,333	—	40,498,333	—
Total Investments	$651,280,756	$452,982,853	$198,297,903	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)

Offsetting Assets and Liabilities

Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset, and to disclose instruments and transactions subject to master netting or similar agreements (see Note 2C - Offsetting on the Statements of Assets and Liabilities in the Notes to Financial Statements).
The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Securities Lending Agency Agreement
Total gross amount presented on the Statements of Assets and Liabilities(1)	$42,446,476
Non-cash Collateral(2)	(40,498,333)
Net Amount	$1,948,143
The Fund’s investments in repurchase agreements were all subject to an enforceable Master Repurchase Agreement. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements
Total gross amount presented on the Statements of Assets and Liabilities(3)	$40,498,333
Non-cash Collateral(4)	(40,498,333)
Net Amount	$—

(1)	The amount presented on the Statements of Assets and Liabilities, which is included in “Investments, at value,” is not offset and is shown on a gross basis.
(2)
The collateral requirements are determined at the beginning
of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2026, the last business day of the period, there was sufficient
collateral based on the end of day market value from the prior business day; however, as a result of market movement from
March 30 to March 31, the value of the related securities
loaned was above the collateral value received. See Note 2F -
Securities Lending in the Notes to Financial Statements.

(3)	The amount is included in “Investments, at value” on the Statements of Assets and Liabilities.
(4)	At March 31, 2026, the value of the collateral received from each seller exceeded the value of the repurchase agreements.
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 8.3%
3,529	General Electric Co.	$1,001,424
3,440	HEICO Corp.	943,248
2,737	Northrop Grumman Corp.	1,867,291
9,806	RTX Corp.	1,891,578
		5,703,541
	Banks — 8.8%
7,773	Citigroup, Inc.	881,536
308	First Citizens BancShares, Inc., Class A	580,475
5,981	JPMorgan Chase & Co.	1,759,371
13,398	Popular, Inc.	1,797,610
13,803	Wells Fargo & Co.	1,098,857
		6,117,849
	Beverages — 1.5%
5,512	Coca-Cola Consolidated, Inc.	1,056,871
	Building Products — 6.6%
12,148	Allegion PLC	1,764,983
10,152	Armstrong World Industries, Inc.	1,673,050
8,618	Johnson Controls International PLC	1,128,527
		4,566,560
	Capital Markets — 13.8%
17,095	Bank of New York Mellon (The) Corp.	2,027,980
1,444	Blackrock, Inc.	1,388,709
19,261	Charles Schwab (The) Corp.	1,810,149
917	Goldman Sachs Group (The), Inc.	775,773
6,937	Houlihan Lokey, Inc.	996,292
5,755	Morgan Stanley	947,100
11,215	Raymond James Financial, Inc.	1,623,820
		9,569,823
	Construction & Engineering — 1.5%
25,401	API Group Corp. (a)	1,029,248
	Construction Materials — 2.7%
6,919	Vulcan Materials Co.	1,884,044
	Consumer Finance — 1.2%
2,641	American Express Co.	798,850
	Consumer Staples Distribution & Retail — 5.8%
2,541	Casey’s General Stores, Inc.	1,849,492
17,408	Walmart, Inc.	2,163,466
		4,012,958
	Electric Utilities — 4.0%
24,305	Entergy Corp.	2,730,910
Shares	Description	Value

	Electrical Equipment — 0.9%
2,196	Acuity, Inc.	$615,363
	Health Care Providers & Services — 14.6%
9,019	Cardinal Health, Inc.	1,905,805
6,401	Cencora, Inc.	2,010,810
10,741	Ensign Group (The), Inc.	2,164,311
3,741	HCA Healthcare, Inc.	1,770,391
2,588	McKesson Corp.	2,239,552
		10,090,869
	Health Care REITs — 3.5%
12,065	Welltower, Inc.	2,385,371
	Hotels, Restaurants & Leisure — 3.7%
6,508	Hilton Worldwide Holdings, Inc.	1,978,953
7,409	Planet Fitness, Inc., Class A (a)	551,081
		2,530,034
	Interactive Media & Services — 1.0%
2,423	Alphabet, Inc., Class A	696,758
	IT Services — 1.4%
4,096	International Business Machines Corp.	992,829
	Machinery — 10.5%
1,192	Caterpillar, Inc.	844,484
3,698	Crane Co.	632,358
1,691	Cummins, Inc.	909,792
4,843	ITT, Inc.	922,737
12,404	Mueller Industries, Inc.	1,374,363
912	Parker-Hannifin Corp.	816,459
3,249	RBC Bearings, Inc. (a)	1,764,597
		7,264,790
	Metals & Mining — 1.0%
2,833	Royal Gold, Inc.	720,970
	Professional Services — 2.1%
9,506	Leidos Holdings, Inc.	1,478,373
	Real Estate Management & Development — 2.5%
8,267	CBRE Group, Inc., Class A (a)	1,119,848
2,021	Jones Lang LaSalle, Inc. (a)	615,030
		1,734,878
	Software — 1.3%
13,701	Trimble, Inc. (a)	893,716
	Specialty Retail — 3.2%
10,322	Ross Stores, Inc.	2,236,055
	Total Common Stocks	69,110,660
	(Cost $68,941,017)
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.1%
66,547	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	$66,547
	(Cost $66,547)

	Total Investments — 100.0%	69,177,207
	(Cost $69,007,564)
	Net Other Assets and Liabilities — 0.0%	7,007
	Net Assets — 100.0%	$69,184,214

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$69,110,660	$69,110,660	$—	$—
Money Market Funds	66,547	66,547	—	—
Total Investments	$69,177,207	$69,177,207	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Aerospace & Defense — 1.2%
727	Northrop Grumman Corp.	$495,988
	Automobile Components — 2.9%
17,061	Aptiv PLC (a)	1,184,716
	Automobiles — 3.4%
18,915	General Motors Co.	1,409,167
	Banks — 12.9%
10,481	Citigroup, Inc.	1,188,650
588	First Citizens BancShares, Inc., Class A	1,108,180
2,216	JPMorgan Chase & Co.	651,859
10,325	Popular, Inc.	1,385,305
11,863	Wells Fargo & Co.	944,414
		5,278,408
	Biotechnology — 4.7%
19,751	Exelixis, Inc. (a)	847,120
5,830	Incyte Corp. (a)	548,720
935	United Therapeutics Corp. (a)	554,436
		1,950,276
	Building Products — 0.9%
2,674	Allegion PLC	388,505
	Capital Markets — 12.6%
7,394	Bank of New York Mellon (The) Corp.	877,150
10,148	Carlyle Group (The), Inc.	491,062
536	Goldman Sachs Group (The), Inc.	453,451
46,426	Invesco Ltd.	1,127,687
3,000	Morgan Stanley	493,710
6,496	Raymond James Financial, Inc.	940,556
10,927	Stifel Financial Corp.	807,724
		5,191,340
	Construction & Engineering — 1.0%
9,990	API Group Corp. (a)	404,795
	Construction Materials — 1.0%
3,864	CRH PLC	406,184
	Consumer Finance — 4.6%
4,855	Capital One Financial Corp.	885,697
15,033	Synchrony Financial	1,022,545
		1,908,242
	Consumer Staples Distribution & Retail — 3.3%
695	Casey’s General Stores, Inc.	505,863
6,984	Dollar General Corp.	829,210
		1,335,073
Shares	Description	Value

	Electric Utilities — 3.6%
6,442	Entergy Corp.	$723,823
5,197	NRG Energy, Inc.	759,490
		1,483,313
	Electrical Equipment — 1.3%
1,837	Acuity, Inc.	514,764
	Electronic Equipment, Instruments & Components — 6.1%
3,188	Jabil, Inc.	846,828
9,797	TD SYNNEX Corp.	1,652,852
		2,499,680
	Health Care Providers & Services — 14.9%
5,697	Cardinal Health, Inc.	1,203,833
2,308	Cencora, Inc.	725,035
2,544	Ensign Group (The), Inc.	512,616
2,626	HCA Healthcare, Inc.	1,242,729
1,409	McKesson Corp.	1,219,292
6,403	Tenet Healthcare Corp. (a)	1,208,310
		6,111,815
	Hotels, Restaurants & Leisure — 1.9%
1,824	Expedia Group, Inc.	421,143
6,617	Las Vegas Sands Corp.	356,524
		777,667
	Life Sciences Tools & Services — 0.9%
2,237	Charles River Laboratories International, Inc. (a)	385,882
	Machinery — 1.0%
734	Cummins, Inc.	394,907
	Metals & Mining — 5.9%
14,672	Alcoa Corp.	973,194
5,888	Newmont Corp.	637,376
4,454	Steel Dynamics, Inc.	801,720
		2,412,290
	Passenger Airlines — 5.7%
18,941	Delta Air Lines, Inc.	1,259,198
11,757	United Airlines Holdings, Inc. (a)	1,082,467
		2,341,665
	Professional Services — 2.0%
5,329	Leidos Holdings, Inc.	828,766
	Real Estate Management & Development — 3.7%
3,168	CBRE Group, Inc., Class A (a)	429,137
3,559	Jones Lang LaSalle, Inc. (a)	1,083,075
		1,512,212
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Value ETF (DVLU)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Trading Companies & Distributors — 4.4%
2,573	Ferguson Enterprises, Inc.	$600,178
4,443	WESCO International, Inc.	1,215,694
		1,815,872
	Total Common Stocks	41,031,527
	(Cost $41,171,410)
MONEY MARKET FUNDS — 0.1%
39,666	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (b)	39,666
	(Cost $39,666)

	Total Investments — 100.0%	41,071,193
	(Cost $41,211,076)
	Net Other Assets and Liabilities — (0.0)%	(5,445)
	Net Assets — 100.0%	$41,065,748

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2026.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$41,031,527	$41,031,527	$—	$—
Money Market Funds	39,666	39,666	—	—
Total Investments	$41,071,193	$41,071,193	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.4%
	Aerospace & Defense — 1.9%
12,196	Safran S.A. (EUR) (b)	$3,990,908
	Banks — 4.5%
29,064	Royal Bank of Canada (CAD)	4,698,377
53,456	Toronto-Dominion Bank (The) (CAD)	4,992,454
		9,690,831
	Beverages — 2.3%
88,714	Coca-Cola HBC AG (GBP) (b)	4,997,158
	Broadline Retail — 3.8%
23,863	Next PLC (GBP) (b)	4,031,602
678,700	Pan Pacific International Holdings Corp. (JPY) (b)	4,140,242
		8,171,844
	Capital Markets — 7.9%
73,846	3i Group PLC (GBP) (b)	2,406,700
16,289	Deutsche Boerse AG (EUR) (b)	4,771,811
28,944	Euronext N.V. (EUR) (b) (c) (d)	4,647,905
326,900	Singapore Exchange Ltd. (SGD) (b)	4,986,904
		16,813,320
	Chemicals — 1.5%
19,133	Sika AG (CHF) (b)	3,166,861
	Construction & Engineering — 2.0%
67,154	Ferrovial SE (EUR) (b)	4,368,821
	Consumer Staples Distribution & Retail — 2.1%
100,318	Loblaw Cos., Ltd. (CAD)	4,573,480
	Diversified Telecommunication Services — 2.3%
1,300,400	Singapore Telecommunications Ltd. (SGD) (b)	5,007,091
	Entertainment — 1.4%
153,430	Universal Music Group N.V. (EUR) (b)	2,978,217
	Financial Services — 2.0%
181,638	Poste Italiane S.p.A. (EUR) (b) (c) (d)	4,275,552
	Food Products — 1.8%
39,471	Nestle S.A. (CHF) (b)	3,871,752
	Health Care Equipment & Supplies — 1.6%
15,402	Sonova Holding AG (CHF) (b)	3,511,863
	Hotels, Restaurants & Leisure — 4.6%
53,931	Amadeus IT Group S.A. (EUR) (b)	3,083,831
Shares	Description	Value

	Hotels, Restaurants & Leisure (Continued)
100,651	Aristocrat Leisure Ltd. (AUD) (b)	$3,199,219
124,347	Compass Group PLC (GBP) (b)	3,469,375
		9,752,425
	Household Products — 1.7%
53,300	Reckitt Benckiser Group PLC (GBP) (b)	3,583,888
	Insurance — 16.2%
10,411	Allianz SE (EUR) (b)	4,396,780
102,749	Great-West Lifeco, Inc. (CAD)	4,812,089
14,472	Hannover Rueck SE (EUR) (b)	4,550,033
6,678	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR) (b)	4,217,453
318,205	Prudential PLC (GBP) (b)	4,424,013
376,164	Sampo Oyj, Class A (EUR) (b)	4,021,328
23,068	Swiss Re AG (CHF) (b)	3,874,899
6,031	Zurich Insurance Group AG (CHF) (b)	4,262,823
		34,559,418
	IT Services — 3.2%
48,651	CGI, Inc. (CAD)	3,556,759
130,800	Obic Co., Ltd. (JPY)	3,174,705
		6,731,464
	Machinery — 5.9%
89,136	Alfa Laval AB (SEK) (b)	4,875,737
64,683	Kone Oyj, Class B (EUR) (b)	4,129,430
11,228	Schindler Holding AG (CHF) (b)	3,698,423
		12,703,590
	Metals & Mining — 5.2%
149,407	BHP Group Ltd. (AUD) (b)	5,405,923
62,469	Rio Tinto PLC (GBP) (b)	5,795,445
		11,201,368
	Oil, Gas & Consumable Fuels — 3.1%
49,827	Imperial Oil Ltd. (CAD)	6,526,474
	Personal Care Products — 3.4%
9,269	L’Oreal S.A. (EUR) (b)	3,784,463
63,389	Unilever PLC (GBP) (b)	3,479,995
		7,264,458
	Pharmaceuticals — 9.3%
25,121	AstraZeneca PLC (GBP) (b)	4,912,130
194,134	GSK PLC (GBP) (b)	5,347,480
32,127	Novartis AG (CHF) (b)	4,931,316
11,802	Roche Holding AG (CHF) (b)	4,710,070
		19,900,996
See Notes to Financial Statements

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Professional Services — 3.7%
132,539	Bureau Veritas S.A. (EUR) (b)	$3,967,098
38,258	SGS S.A. (CHF) (b)	4,031,972
		7,999,070
	Software — 1.5%
279,175	Sage Group (The) PLC (GBP) (b)	3,128,246
	Specialty Retail — 2.1%
75,862	Industria de Diseno Textil S.A. (EUR) (b)	4,415,857
	Trading Companies & Distributors — 2.3%
380,400	ITOCHU Corp. (JPY) (b)	4,838,875
	Transportation Infrastructure — 2.1%
152,397	Aena SME S.A. (EUR) (b) (c) (d)	4,508,749
	Total Common Stocks	212,532,576
	(Cost $194,587,380)
WARRANTS (a) — 0.0%
	Software — 0.0%
753	Constellation Software, Inc., expiring 3/31/2040 (CAD) (b) (e) (f) (g)	0
	(Cost $0)
MONEY MARKET FUNDS — 0.1%
250,613	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (h)	250,613
	(Cost $250,613)

	Total Investments — 99.5%	212,783,189
	(Cost $194,837,993)
	Net Other Assets and Liabilities — 0.5%	1,102,231
	Net Assets — 100.0%	$213,885,420

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $180,198,238 or 84.2% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	Non-income producing security.
(g)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(h)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

See Notes to Financial Statements

First Trust International Developed Capital Strength® ETF (FICS)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Currency Exposure Diversification	% of Total Investments
EUR	31.1%
GBP	21.4
CHF	17.0
CAD	13.7
JPY	5.7
SGD	4.7
AUD	4.0
SEK	2.3
USD	0.1
Total	100.0%

Country Allocation†	% of Net Assets
Switzerland	19.2%
United Kingdom	19.0
Canada	13.6
Germany	8.4
Japan	5.7
Spain	5.6
Netherlands	5.6
France	5.5
Singapore	4.7
Australia	4.0
Finland	3.8
Sweden	2.3
Italy	2.0
United States	0.1
Total Investments	99.5
Net Other Assets and Liabilities	0.5
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$9,690,831	$9,690,831	$—	$—
Consumer Staples Distribution & Retail	4,573,480	4,573,480	—	—
Insurance	34,559,418	4,812,089	29,747,329	—
IT Services	6,731,464	6,731,464	—	—
Oil, Gas & Consumable Fuels	6,526,474	6,526,474	—	—
Other Industry Categories*	150,450,909	—	150,450,909	—
Warrants*	— **	—	—	— **
Money Market Funds	250,613	250,613	—	—
Total Investments	$212,783,189	$32,584,951	$180,198,238	$— **

*	See Portfolio of Investments for industry breakout.
**	Investment is valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust S&P 500 Economic Moat ETF (EMOT)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.6%
102	Lockheed Martin Corp.	$61,648
	Beverages — 4.3%
680	Coca-Cola (The) Co.	51,714
319	PepsiCo, Inc.	49,537
		101,251
	Broadline Retail — 1.8%
206	Amazon.com, Inc. (a)	42,904
	Commercial Services & Supplies — 1.7%
1,218	Copart, Inc. (a)	40,438
	Communications Equipment — 2.0%
595	Cisco Systems, Inc.	46,166
	Consumer Staples Distribution & Retail — 2.2%
422	Walmart, Inc.	52,446
	Electronic Equipment, Instruments & Components — 2.4%
208	Jabil, Inc.	55,251
	Financial Services — 3.8%
89	Mastercard, Inc., Class A	44,470
147	Visa, Inc., Class A	44,429
		88,899
	Health Care Equipment & Supplies — 1.6%
68	IDEXX Laboratories, Inc. (a)	38,209
	Health Care Providers & Services — 4.1%
140	Cencora, Inc.	43,980
59	McKesson Corp.	51,056
		95,036
	Hotels, Restaurants & Leisure — 6.4%
154	McDonald’s Corp.	47,862
569	Starbucks Corp.	50,977
332	Yum! Brands, Inc.	51,619
		150,458
	Household Products — 6.3%
614	Colgate-Palmolive Co.	52,331
463	Kimberly-Clark Corp.	44,666
342	Procter & Gamble (The) Co.	49,398
		146,395
	Insurance — 1.8%
214	Progressive (The) Corp.	42,423
Shares	Description	Value

	Interactive Media & Services — 3.6%
149	Alphabet, Inc., Class C	$42,742
73	Meta Platforms, Inc., Class A	41,766
		84,508
	IT Services — 2.1%
197	VeriSign, Inc.	48,927
	Life Sciences Tools & Services — 1.8%
34	Mettler-Toledo International, Inc. (a)	42,881
	Oil, Gas & Consumable Fuels — 3.3%
161	Texas Pacific Land Corp.	76,404
	Pharmaceuticals — 3.9%
48	Eli Lilly & Co.	44,149
404	Zoetis, Inc.	47,757
		91,906
	Professional Services — 3.3%
184	Automatic Data Processing, Inc.	37,385
423	Paychex, Inc.	38,967
		76,352
	Semiconductors & Semiconductor Equipment — 13.2%
174	Applied Materials, Inc.	59,472
39	KLA Corp.	57,424
284	Lam Research Corp.	60,679
260	NVIDIA Corp.	45,344
262	QUALCOMM, Inc.	33,740
263	Texas Instruments, Inc.	51,059
		307,718
	Software — 7.6%
139	Adobe, Inc. (a)	33,788
27	Fair Isaac Corp. (a)	28,824
585	Fortinet, Inc. (a)	47,806
100	Microsoft Corp.	37,017
214	Oracle Corp.	31,481
		178,916
	Specialty Retail — 7.9%
14	AutoZone, Inc. (a)	47,289
136	Home Depot (The), Inc.	44,729
194	Lowe’s Cos., Inc.	45,838
510	O’Reilly Automotive, Inc. (a)	47,078
		184,934
	Technology Hardware, Storage & Peripherals — 3.4%
171	Apple, Inc.	43,398
1,873	HP, Inc.	35,980
		79,378
See Notes to Financial Statements

First Trust S&P 500 Economic Moat ETF (EMOT)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods — 4.1%
726	NIKE, Inc., Class B	$38,347
406	Tapestry, Inc.	57,291
		95,638
	Tobacco — 4.6%
814	Altria Group, Inc.	53,716
319	Philip Morris International, Inc.	52,743
		106,459

	Total Investments — 99.8%	2,335,545
	(Cost $2,513,126)
	Net Other Assets and Liabilities — 0.2%	4,429
	Net Assets — 100.0%	$2,339,974

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,335,545	$2,335,545	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)
ASSETS:
Investments, at value - Unaffiliated	$3,541,390,951	$313,251,715	$150,970,966
Investments, at value - Affiliated	—	79,978,765	—
Total investments, at value	3,541,390,951	393,230,480	150,970,966
Cash	—	—	12,373
Foreign currency, at value	—	—	99,645
Receivables:
Dividends	4,458,188	1,597,590	789,854
Reclaims	542,222	—	459,430
Investment securities sold	—	—	6,711,982
Capital shares sold	—	—	—
Securities lending income	—	—	—
Prepaid expenses	—	—	—
Total Assets	3,546,391,361	394,828,070	159,044,250

LIABILITIES:
Due to custodian	5,110	—	—
Payables:
Investment advisory fees	1,541,247	166,874	77,338
Investment securities purchased	—	—	6,776,170
Capital shares redeemed	—	—	—
Collateral for securities on loan	—	—	—
Other liabilities	—	—	—
Total Liabilities	1,546,357	166,874	6,853,508
NET ASSETS	$3,544,845,004	$394,661,196	$152,190,742

NET ASSETS consist of:
Paid-in capital	$2,877,736,165	$624,286,864	$137,748,839
Par value	378,550	244,500	73,000
Accumulated distributable earnings (loss)	666,730,289	(229,870,168)	14,368,903
NET ASSETS	$3,544,845,004	$394,661,196	$152,190,742
NET ASSET VALUE, per share	$93.64	$16.14	$20.85
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	37,855,000	24,450,002	7,300,002
Investments, at cost - Unaffiliated	$2,964,128,399	$291,912,191	$138,979,898
Investments, at cost - Affiliated	$—	$91,302,838	$—
Total investments, at cost	$2,964,128,399	$383,215,029	$138,979,898
Foreign currency, at cost (proceeds)	$—	$—	$99,644
Securities on loan, at value	$—	$—	$—
See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

$19,844,958,770	$1,003,949	$62,713,288	$8,388,257,732	$314,099	$100,770
—	3,236,703,762	—	—	220,636,435	95,732,587
19,844,958,770	3,237,707,711	62,713,288	8,388,257,732	220,950,534	95,833,357
—	8,839	98	14,098	—	—
—	—	—	—	—	—

15,624,632	25,919	39,177	3,185,521	615	441
—	—	—	—	—	—
—	3,022,132	—	—	—	—
13,659,848	—	—	5,541,976	—	—
—	—	—	1,442	—	—
—	—	—	—	—	—
19,874,243,250	3,240,764,601	62,752,563	8,397,000,769	220,951,149	95,833,798

—	—	—	—	—	—

7,834,995	863,771	32,110	4,825,792	60,395	24,849
13,640,367	—	—	5,535,244	—	—
—	3,022,938	—	—	—	—
—	—	—	1,629,879	—	—
—	—	—	—	—	—
21,475,362	3,886,709	32,110	11,990,915	60,395	24,849
$19,852,767,888	$3,236,877,892	$62,720,453	$8,385,009,854	$220,890,754	$95,808,949

$18,120,607,188	$3,078,614,002	$82,554,026	$6,807,244,041	$344,831,773	$180,499,112
2,907,500	535,500	15,500	756,500	87,500	27,500
1,729,253,200	157,728,390	(19,849,073)	1,577,009,313	(124,028,519)	(84,717,663)
$19,852,767,888	$3,236,877,892	$62,720,453	$8,385,009,854	$220,890,754	$95,808,949
$68.28	$60.45	$40.46	$110.84	$25.24	$34.84
290,750,002	53,550,002	1,550,002	75,650,002	8,750,002	2,750,002
$17,239,978,868	$1,003,949	$60,919,910	$6,930,799,056	$314,099	$100,770
$—	$3,223,251,251	$—	$—	$195,280,512	$95,940,705
$17,239,978,868	$3,224,255,200	$60,919,910	$6,930,799,056	$195,594,611	$96,041,475
$—	$—	$—	$—	$—	$—
$—	$—	$—	$1,627,131	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities (Continued)
March 31, 2026 (Unaudited)

	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
ASSETS:
Investments, at value - Unaffiliated	$10,100,028,756	$120,936,810	$651,280,756
Investments, at value - Affiliated	—	—	—
Total investments, at value	10,100,028,756	120,936,810	651,280,756
Cash	—	—	16,541
Foreign currency, at value	—	202,160	63,215
Receivables:
Dividends	6,461,312	260,216	541,094
Reclaims	—	219,027	179,371
Investment securities sold	—	2,868,872	—
Capital shares sold	1,970,632	4,545	—
Securities lending income	—	21,639	80,121
Prepaid expenses	—	7,252	—
Total Assets	10,108,460,700	124,520,521	652,161,098

LIABILITIES:
Due to custodian	—	26,852	—
Payables:
Investment advisory fees	5,031,923	68,449	354,195
Investment securities purchased	1,969,311	—	—
Capital shares redeemed	—	2,892,198	—
Collateral for securities on loan	—	5,969,361	40,498,333
Other liabilities	—	—	10,360
Total Liabilities	7,001,234	8,956,860	40,862,888
NET ASSETS	$10,101,459,466	$115,563,661	$611,298,210

NET ASSETS consist of:
Paid-in capital	$9,387,950,488	$98,530,328	$717,548,083
Par value	2,563,000	20,000	132,500
Accumulated distributable earnings (loss)	710,945,978	17,013,333	(106,382,373)
NET ASSETS	$10,101,459,466	$115,563,661	$611,298,210
NET ASSET VALUE, per share	$39.41	$57.78	$46.14
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	256,300,002	2,000,002	13,250,002
Investments, at cost - Unaffiliated	$8,948,102,214	$105,197,456	$677,080,899
Investments, at cost - Affiliated	$—	$—	$—
Total investments, at cost	$8,948,102,214	$105,197,456	$677,080,899
Foreign currency, at cost (proceeds)	$—	$202,162	$63,626
Securities on loan, at value	$—	$5,992,607	$42,446,476
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)	First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust International Developed Capital Strength® ETF (FICS)	First Trust S&P 500 Economic Moat ETF (EMOT)

$69,177,207	$41,071,193	$212,783,189	$2,335,545
—	—	—	—
69,177,207	41,071,193	212,783,189	2,335,545
—	—	—	1,968
—	—	86,329	—

22,917	15,600	418,112	3,694
—	—	727,395	—
—	—	—	—
19,743	—	—	—
—	—	—	—
—	—	—	—
69,219,867	41,086,793	214,015,025	2,341,207

352	—	—	—

35,301	21,045	129,605	1,233
—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—
35,653	21,045	129,605	1,233
$69,184,214	$41,065,748	$213,885,420	$2,339,974

$86,772,111	$50,012,823	$199,167,403	$2,022,999
20,000	12,000	55,000	1,000
(17,607,897)	(8,959,075)	14,663,017	315,975
$69,184,214	$41,065,748	$213,885,420	$2,339,974
$34.59	$34.22	$38.89	$23.40
2,000,002	1,200,002	5,500,002	100,002
$69,007,564	$41,211,076	$194,837,993	$2,513,126
$—	$—	$—	$—
$69,007,564	$41,211,076	$194,837,993	$2,513,126
$—	$—	$86,638	$—
$—	$—	$—	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Six Months Ended March 31, 2026 (Unaudited)

	First Trust NASDAQ Technology Dividend Index Fund (TDIV)	Multi-Asset Diversified Income Index Fund (MDIV)	First Trust S&P International Dividend Aristocrats ETF (FID)
INVESTMENT INCOME:
Dividends - Unaffiliated	$38,356,778	$9,527,468	$2,123,470
Dividends - Affiliated	—	2,660,674	—
Securities lending income (net of fees)	—	—	—
Foreign withholding tax	(1,531,458)	1,234	(227,250)
Total investment income	36,825,320	12,189,376	1,896,220

EXPENSES:
Investment advisory fees	9,254,710	1,222,847	403,166
Other expenses	2,896	421	98
Total expenses	9,257,606	1,223,268	403,264
Less fees waived by the investment advisor	—	(243,242)	—
Net expenses	9,257,606	980,026	403,264
NET INVESTMENT INCOME (LOSS)	27,567,714	11,209,350	1,492,956

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(64,417,083)	5,380,898	(1,276,730)
Investments - Affiliated	—	(382,612)	—
In-kind redemptions - Unaffiliated	471,209,153	(808,478)	13,248,632
In-kind redemptions - Affiliated	—	67,722	—
Foreign currency transactions	(4,300)	—	(41,343)
Foreign capital gains tax	—	—	—
Net realized gain (loss)	406,787,770	4,257,530	11,930,559
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	(591,778,235)	2,882,698	(4,869,815)
Investments - Affiliated	—	(2,523,609)	—
Foreign currency translation	(30,582)	—	(10,140)
Deferred foreign capital gains tax	—	—	—
Net change in unrealized appreciation (depreciation)	(591,808,817)	359,089	(4,879,955)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(185,021,047)	4,616,619	7,050,604
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(157,453,333)	$15,825,969	$8,543,560
See Notes to Financial Statements

First Trust Rising Dividend Achievers ETF (RDVY)	First Trust Dorsey Wright Focus 5 ETF (FV)	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)	First Trust RBA American Industrial Renaissance® ETF (AIRR)	First Trust Dorsey Wright International Focus 5 ETF (IFV)	First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

$150,083,431	$92,869	$751,217	$28,968,927	$4,710	$2,597
—	16,925,716	—	—	1,435,908	679,897
—	—	—	12,820	—	—
—	—	(3,450)	—	—	—
150,083,431	17,018,585	747,767	28,981,747	1,440,618	682,494

43,961,317	5,439,515	199,771	24,095,333	306,641	158,809
13,579	3,364	61	3,544	113	120
43,974,896	5,442,879	199,832	24,098,877	306,754	158,929
—	—	—	—	—	—
43,974,896	5,442,879	199,832	24,098,877	306,754	158,929
106,108,535	11,575,706	547,935	4,882,870	1,133,864	523,565

(128,806,722)	—	1,199,633	(43,091,494)	—	—
—	(90,621,553)	—	—	2,005,653	1,391,160
500,404,582	—	3,720,113	452,412,147	—	—
—	759,231,480	—	—	4,081,659	1,699,980
—	—	—	—	—	—
—	—	—	—	—	—
371,597,860	668,609,927	4,919,746	409,320,653	6,087,312	3,091,140

(153,429,936)	—	(4,202,660)	493,889,541	—	—
—	(771,638,766)	—	—	(3,103,777)	(5,767,046)
—	—	—	—	—	—
—	—	—	—	—	—
(153,429,936)	(771,638,766)	(4,202,660)	493,889,541	(3,103,777)	(5,767,046)
218,167,924	(103,028,839)	717,086	903,210,194	2,983,535	(2,675,906)
$324,276,459	$(91,453,133)	$1,265,021	$908,093,064	$4,117,399	$(2,152,341)
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations (Continued)
For the Six Months Ended March 31, 2026 (Unaudited)

	First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)	First Trust Indxx Innovative Transaction & Process ETF (LEGR)	First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
INVESTMENT INCOME:
Dividends - Unaffiliated	$84,682,198	$1,271,551	$1,932,884
Dividends - Affiliated	—	—	—
Securities lending income (net of fees)	—	92,111	241,518
Foreign withholding tax	(401,707)	(24,946)	(133,223)
Total investment income	84,280,491	1,338,716	2,041,179

EXPENSES:
Investment advisory fees	28,033,461	400,940	2,167,747
Other expenses	7,543	94	441
Total expenses	28,041,004	401,034	2,168,188
Less fees waived by the investment advisor	—	—	—
Net expenses	28,041,004	401,034	2,168,188
NET INVESTMENT INCOME (LOSS)	56,239,487	937,682	(127,009)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments - Unaffiliated	(176,338,838)	(133,136)	3,706,838
Investments - Affiliated	—	—	—
In-kind redemptions - Unaffiliated	478,476,372	7,811,505	19,153,136
In-kind redemptions - Affiliated	—	—	—
Foreign currency transactions	—	(30,609)	(243,942)
Foreign capital gains tax	—	(6,970)	—
Net realized gain (loss)	302,137,534	7,640,790	22,616,032
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	22,583,978	(4,869,567)	(113,218,244)
Investments - Affiliated	—	—	—
Foreign currency translation	—	(9,147)	(7,254)
Deferred foreign capital gains tax	—	15,686	—
Net change in unrealized appreciation (depreciation)	22,583,978	(4,863,028)	(113,225,498)
NET REALIZED AND UNREALIZED GAIN (LOSS)	324,721,512	2,777,762	(90,609,466)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$380,960,999	$3,715,444	$(90,736,475)
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)	First Trust Dorsey Wright Momentum & Value ETF (DVLU)	First Trust International Developed Capital Strength® ETF (FICS)	First Trust S&P 500 Economic Moat ETF (EMOT)

$521,212	$218,876	$2,442,234	$35,704
—	—	—	—
—	—	—	—
(1,925)	(1,889)	(169,211)	—
519,287	216,987	2,273,023	35,704

237,430	113,646	769,375	11,702
72	27	206	4
237,502	113,673	769,581	11,706
—	—	—	—
237,502	113,673	769,581	11,706
281,785	103,314	1,503,442	23,998

1,679,946	(282,259)	644,452	(55,444)
—	—	—	—
2,202,584	6,250,766	1,969,819	621,905
—	—	—	—
—	—	(17,233)	—
—	—	—	—
3,882,530	5,968,507	2,597,038	566,461

(5,368,704)	(5,928,977)	2,481,016	(585,630)
—	—	—	—
—	—	(7,295)	—
—	—	—	—
(5,368,704)	(5,928,977)	2,473,721	(585,630)
(1,486,174)	39,530	5,070,759	(19,169)
$(1,204,389)	$142,844	$6,574,201	$4,829
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust NASDAQ Technology Dividend Index Fund (TDIV)		Multi-Asset Diversified Income Index Fund (MDIV)
	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025
OPERATIONS:
Net investment income (loss)	$27,567,714	$48,542,041	$11,209,350	$20,809,307
Net realized gain (loss)	406,787,770	247,283,223	4,257,530	16,583,028
Net change in unrealized appreciation (depreciation)	(591,808,817)	429,675,463	359,089	(24,484,764)
Net increase (decrease) in net assets resulting from operations	(157,453,333)	725,500,727	15,825,969	12,907,571

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(30,843,336)	(48,073,023)	(13,538,696)	(28,075,432)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	761,643,662	743,327,660	7,280,814	60,603,846
Cost of shares redeemed	(784,484,430)	(541,941,155)	(45,434,740)	(54,446,590)
Net increase (decrease) in net assets resulting from shareholder transactions	(22,840,768)	201,386,505	(38,153,926)	6,157,256
Total increase (decrease) in net assets	(211,137,437)	878,814,209	(35,866,653)	(9,010,605)

NET ASSETS:
Beginning of period	3,755,982,441	2,877,168,232	430,527,849	439,538,454
End of period	$3,544,845,004	$3,755,982,441	$394,661,196	$430,527,849

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	38,105,000	35,855,000	26,850,002	26,500,002
Shares sold	7,950,000	8,450,000	450,000	3,750,000
Shares redeemed	(8,200,000)	(6,200,000)	(2,850,000)	(3,400,000)
Shares outstanding, end of period	37,855,000	38,105,000	24,450,002	26,850,002
See Notes to Financial Statements

First Trust S&P International Dividend Aristocrats ETF (FID)		First Trust Rising Dividend Achievers ETF (RDVY)		First Trust Dorsey Wright Focus 5 ETF (FV)
Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025

$1,492,956	$3,825,732	$106,108,535	$193,888,407	$11,575,706	$18,737,875
11,930,559	3,298,003	371,597,860	1,138,953,518	668,609,927	399,319,859
(4,879,955)	8,358,302	(153,429,936)	781,956,323	(771,638,766)	(191,238,072)
8,543,560	15,482,037	324,276,459	2,114,798,248	(91,453,133)	226,819,662

(2,250,441)	(4,365,901)	(106,646,811)	(199,259,427)	(12,307,090)	(18,414,330)

70,060,776	26,836,281	4,330,821,940	9,947,875,765	3,904,939,003	1,402,011,473
(44,986,772)	—	(1,945,503,763)	(6,705,006,990)	(4,273,260,176)	(1,679,049,983)
25,074,004	26,836,281	2,385,318,177	3,242,868,775	(368,321,173)	(277,038,510)
31,367,123	37,952,417	2,602,947,825	5,158,407,596	(472,081,396)	(68,633,178)

120,823,619	82,871,202	17,249,820,063	12,091,412,467	3,708,959,288	3,777,592,466
$152,190,742	$120,823,619	$19,852,767,888	$17,249,820,063	$3,236,877,892	$3,708,959,288

6,150,002	4,700,002	256,450,002	204,250,002	59,900,002	64,900,002
3,250,000	1,450,000	62,200,000	162,750,000	60,250,000	26,000,000
(2,100,000)	—	(27,900,000)	(110,550,000)	(66,600,000)	(31,000,000)
7,300,002	6,150,002	290,750,002	256,450,002	53,550,002	59,900,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)		First Trust RBA American Industrial Renaissance® ETF (AIRR)
	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025
OPERATIONS:
Net investment income (loss)	$547,935	$1,390,138	$4,882,870	$8,983,792
Net realized gain (loss)	4,919,746	5,925,250	409,320,653	192,119,470
Net change in unrealized appreciation (depreciation)	(4,202,660)	(1,189,335)	493,889,541	759,101,784
Net increase (decrease) in net assets resulting from operations	1,265,021	6,126,053	908,093,064	960,205,046

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(600,916)	(1,450,777)	(6,791,000)	(9,374,755)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	23,585,206	36,840,849	3,075,633,598	4,634,169,309
Cost of shares redeemed	(27,833,253)	(35,872,996)	(1,176,286,503)	(1,693,284,273)
Net increase (decrease) in net assets resulting from shareholder transactions	(4,248,047)	967,853	1,899,347,095	2,940,885,036
Total increase (decrease) in net assets	(3,583,942)	5,643,129	2,800,649,159	3,891,715,327

NET ASSETS:
Beginning of period	66,304,395	60,661,266	5,584,360,695	1,692,645,368
End of period	$62,720,453	$66,304,395	$8,385,009,854	$5,584,360,695

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,650,002	1,650,002	57,750,002	22,700,002
Shares sold	550,000	950,000	28,650,000	56,150,000
Shares redeemed	(650,000)	(950,000)	(10,750,000)	(21,100,000)
Shares outstanding, end of period	1,550,002	1,650,002	75,650,002	57,750,002
See Notes to Financial Statements

First Trust Dorsey Wright International Focus 5 ETF (IFV)		First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)		First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)
Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025

$1,133,864	$3,781,344	$523,565	$2,481,506	$56,239,487	$122,136,573
6,087,312	19,805,021	3,091,140	13,466,662	302,137,534	(149,852,586)
(3,103,777)	(5,884,461)	(5,767,046)	(13,083,000)	22,583,978	421,611,858
4,117,399	17,701,904	(2,152,341)	2,865,168	380,960,999	393,895,845

(1,225,155)	(3,758,351)	(953,441)	(2,196,306)	(56,904,476)	(124,118,861)

63,004,336	51,688,728	1,689,858	12,358,821	2,651,561,257	4,806,495,692
(20,169,601)	(89,300,818)	(14,614,225)	(55,627,723)	(1,833,651,644)	(2,238,862,846)
42,834,735	(37,612,090)	(12,924,367)	(43,268,902)	817,909,613	2,567,632,846
45,726,979	(23,668,537)	(16,030,149)	(42,600,040)	1,141,966,136	2,837,409,830

175,163,775	198,832,312	111,839,098	154,439,138	8,959,493,330	6,122,083,500
$220,890,754	$175,163,775	$95,808,949	$111,839,098	$10,101,459,466	$8,959,493,330

7,150,002	9,450,002	3,100,002	4,300,002	235,750,002	168,350,002
2,400,000	2,250,000	50,000	350,000	67,650,000	130,400,000
(800,000)	(4,550,000)	(400,000)	(1,550,000)	(47,100,000)	(63,000,000)
8,750,002	7,150,002	2,750,002	3,100,002	256,300,002	235,750,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust Indxx Innovative Transaction & Process ETF (LEGR)		First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)
	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025
OPERATIONS:
Net investment income (loss)	$937,682	$2,039,709	$(127,009)	$1,593,029
Net realized gain (loss)	7,640,790	7,929,201	22,616,032	4,592,905
Net change in unrealized appreciation (depreciation)	(4,863,028)	9,209,169	(113,225,498)	89,708,987
Net increase (decrease) in net assets resulting from operations	3,715,444	19,178,079	(90,736,475)	95,894,921

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(851,551)	(2,031,982)	—	(2,196,550)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	14,600,834	16,012,269	139,004,475	99,842,452
Cost of shares redeemed	(17,098,002)	(24,481,480)	(46,864,911)	(37,312,661)
Net increase (decrease) in net assets resulting from shareholder transactions	(2,497,168)	(8,469,211)	92,139,564	62,529,791
Total increase (decrease) in net assets	366,725	8,676,886	1,403,089	156,228,162

NET ASSETS:
Beginning of period	115,196,936	106,520,050	609,895,121	453,666,959
End of period	$115,563,661	$115,196,936	$611,298,210	$609,895,121

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,050,002	2,250,002	11,550,002	10,350,002
Shares sold	250,000	300,000	2,600,000	2,050,000
Shares redeemed	(300,000)	(500,000)	(900,000)	(850,000)
Shares outstanding, end of period	2,000,002	2,050,002	13,250,002	11,550,002
See Notes to Financial Statements

First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)		First Trust Dorsey Wright Momentum & Value ETF (DVLU)		First Trust International Developed Capital Strength® ETF (FICS)
Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025

$281,785	$594,853	$103,314	$274,824	$1,503,442	$3,999,952
3,882,530	6,283,067	5,968,507	611,022	2,597,038	11,105,158
(5,368,704)	(2,212,180)	(5,928,977)	2,196,543	2,473,721	(7,025,354)
(1,204,389)	4,665,740	142,844	3,082,389	6,574,201	8,079,756

(288,780)	(586,670)	(114,005)	(317,200)	(1,257,881)	(4,767,957)

5,271,366	45,302,102	35,164,165	9,130,623	5,991,510	104,188,845
(24,959,930)	(10,403,952)	(27,732,666)	(10,652,662)	(11,846,106)	(50,048,873)
(19,688,564)	34,898,150	7,431,499	(1,522,039)	(5,854,596)	54,139,972
(21,181,733)	38,977,220	7,460,338	1,243,150	(538,276)	57,451,771

90,365,947	51,388,727	33,605,410	32,362,260	214,423,696	156,971,925
$69,184,214	$90,365,947	$41,065,748	$33,605,410	$213,885,420	$214,423,696

2,550,002	1,550,002	1,000,002	1,050,002	5,650,002	4,200,002
150,000	1,300,000	1,000,000	300,000	150,000	2,800,000
(700,000)	(300,000)	(800,000)	(350,000)	(300,000)	(1,350,000)
2,000,002	2,550,002	1,200,002	1,000,002	5,500,002	5,650,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets (Continued)

	First Trust S&P 500 Economic Moat ETF (EMOT)
	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025
OPERATIONS:
Net investment income (loss)	$23,998	$33,468
Net realized gain (loss)	566,461	270,281
Net change in unrealized appreciation (depreciation)	(585,630)	293,439
Net increase (decrease) in net assets resulting from operations	4,829	597,188

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(28,081)	(31,701)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,190,111	3,209,332
Cost of shares redeemed	(3,619,152)	(2,165,491)
Net increase (decrease) in net assets resulting from shareholder transactions	(2,429,041)	1,043,841
Total increase (decrease) in net assets	(2,452,293)	1,609,328

NET ASSETS:
Beginning of period	4,792,267	3,182,939
End of period	$2,339,974	$4,792,267

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	200,002	150,002
Shares sold	50,000	150,000
Shares redeemed	(150,000)	(100,000)
Shares outstanding, end of period	100,002	200,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust NASDAQ Technology Dividend Index Fund (TDIV)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$98.57	$80.24	$56.07	$43.61	$56.42	$43.84
Income from investment operations:
Net investment income (loss)	0.72 (a)	1.33 (a)	1.26 (a)	1.07 (a)	1.24	1.10
Net realized and unrealized gain (loss)	(4.84)	18.31	24.16	12.47	(12.83)	12.55
Total from investment operations	(4.12)	19.64	25.42	13.54	(11.59)	13.65
Distributions paid to shareholders from:
Net investment income	(0.81)	(1.31)	(1.25)	(1.08)	(1.22)	(1.07)
Net asset value, end of period	$93.64	$98.57	$80.24	$56.07	$43.61	$56.42
Total return (b)	(4.19)%	24.78%	45.65%	31.22%	(20.93)%	31.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,544,845	$3,755,982	$2,877,168	$1,940,169	$1,430,611	$1,613,767
Ratio of total expenses to average net assets	0.50% (c)	0.51% (d)	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.48% (c)	1.60%	1.83%	2.02%	2.26%	2.08%
Portfolio turnover rate (e)	14%	24%	36%	43%	36%	38%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.50%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
Multi-Asset Diversified Income Index Fund (MDIV)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.03	$16.59	$14.60	$14.41	$16.35	$13.52
Income from investment operations:
Net investment income (loss)	0.44 (a)	0.76 (a)	0.78 (a)	0.77 (a)	0.72	0.49
Net realized and unrealized gain (loss)	0.20	(0.30)	2.24	0.38	(1.67)	3.18
Total from investment operations	0.64	0.46	3.02	1.15	(0.95)	3.67
Distributions paid to shareholders from:
Net investment income	(0.53)	(1.02)	(1.03)	(0.73)	(0.97)	(0.64)
Return of capital	—	—	—	(0.23)	(0.02)	(0.20)
Total distributions	(0.53)	(1.02)	(1.03)	(0.96)	(0.99)	(0.84)
Net asset value, end of period	$16.14	$16.03	$16.59	$14.60	$14.41	$16.35
Total return (b)	4.08%	2.90%	21.26%	8.05%	(6.25)%	27.50%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$394,661	$430,528	$439,538	$413,284	$446,101	$470,203
Ratio of total expenses to average net assets (c)	0.60% (d)	0.61% (e)	0.60%	0.60%	0.60%	0.60%
Ratio of net expenses to average net assets (c)	0.48% (d)	0.49% (e)	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income (loss) to average net assets (c)	5.50% (d)	4.68%	5.01%	5.16%	4.40%	3.03%
Portfolio turnover rate (f)	29%	68%	73%	76%	85%	100%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(c)
Ratios of expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the total and net expense ratios would have been 0.60% and 0.48%, respectively.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P International Dividend Aristocrats ETF (FID)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$19.65	$17.63	$14.66	$13.72	$17.56	$14.15
Income from investment operations:
Net investment income (loss)	0.23 (a)	0.73 (a)	0.64 (a)	0.75 (a)	0.71	0.62
Net realized and unrealized gain (loss)	1.32	2.09	3.02	0.86	(3.85)	3.43
Total from investment operations	1.55	2.82	3.66	1.61	(3.14)	4.05
Distributions paid to shareholders from:
Net investment income	(0.35)	(0.80)	(0.69)	(0.67)	(0.70)	(0.64)
Net asset value, end of period	$20.85	$19.65	$17.63	$14.66	$13.72	$17.56
Total return (b)	7.92%	16.39%	25.48%	11.60%	(18.39)%	28.79%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$152,191	$120,824	$82,871	$71,815	$43,912	$42,139
Ratio of total expenses to average net assets	0.60% (c)	0.61% (d)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	2.22% (c)	4.10%	4.05%	4.84%	4.39%	4.10%
Portfolio turnover rate (e)	40%	51%	57%	63%	47%	57%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Rising Dividend Achievers ETF (RDVY)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$67.26	$59.20	$45.93	$38.83	$47.47	$32.67
Income from investment operations:
Net investment income (loss)	0.39 (a)	0.85 (a)	1.01 (a)	1.08 (a)	0.82	0.59
Net realized and unrealized gain (loss)	1.01	8.08	13.28	7.13	(8.70)	14.79
Total from investment operations	1.40	8.93	14.29	8.21	(7.88)	15.38
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.87)	(1.02)	(1.11)	(0.76)	(0.58)
Net asset value, end of period	$68.28	$67.26	$59.20	$45.93	$38.83	$47.47
Total return (b)	2.08%	15.25%	31.31%	21.22%	(16.76)%	47.21%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$19,852,768	$17,249,820	$12,091,412	$7,930,629	$7,290,775	$5,739,655
Ratio of total expenses to average net assets	0.46% (c)	0.48%	0.48%	0.49%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	1.11% (c)	1.38%	1.91%	2.36%	1.85%	1.43%
Portfolio turnover rate (d)	21%	69%	57%	57%	59%	45%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Focus 5 ETF (FV)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$61.92	$58.21	$44.22	$41.09	$45.78	$34.10
Income from investment operations:
Net investment income (loss)	0.20 (a)	0.30 (a)	0.09 (a)	0.41 (a)	0.46	0.02
Net realized and unrealized gain (loss)	(1.48)	3.71	13.99	3.15	(4.71)	11.68
Total from investment operations	(1.28)	4.01	14.08	3.56	(4.25)	11.70
Distributions paid to shareholders from:
Net investment income	(0.19)	(0.30)	(0.09)	(0.43)	(0.44)	(0.02)
Net asset value, end of period	$60.45	$61.92	$58.21	$44.22	$41.09	$45.78
Total return (b)	(2.08)%	6.91%	31.86%	8.63%	(9.32)%	34.31%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,236,878	$3,708,959	$3,777,592	$3,100,064	$2,592,805	$2,694,187
Ratio of total expenses to average net assets (c)	0.30% (d)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets (c)	0.63% (d)	0.50%	0.16%	0.88%	1.01%	0.04%
Portfolio turnover rate (e)	121%	60%	0%	103%	81%	20%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Dividend ETF (DDIV)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$40.18	$36.76	$27.77	$26.84	$31.09	$21.06
Income from investment operations:
Net investment income (loss)	0.34 (a)	0.77 (a)	0.87 (a)	1.08 (a)	0.88	0.73
Net realized and unrealized gain (loss)	0.32	3.46	9.02	0.93	(4.22)	10.01
Total from investment operations	0.66	4.23	9.89	2.01	(3.34)	10.74
Distributions paid to shareholders from:
Net investment income	(0.38)	(0.81)	(0.90)	(1.08)	(0.91)	(0.71)
Net asset value, end of period	$40.46	$40.18	$36.76	$27.77	$26.84	$31.09
Total return (b)	1.62%	11.63%	36.01%	7.48%	(11.08)%	51.29%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$62,720	$66,304	$60,661	$41,659	$67,100	$38,863
Ratio of total expenses to average net assets	0.60% (c)	0.61% (d)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.65% (c)	2.00%	2.71%	3.75%	3.00%	2.54%
Portfolio turnover rate (e)	99%	157%	173%	197%	172%	186%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust RBA American Industrial Renaissance® ETF (AIRR)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$96.70	$74.57	$51.58	$38.20	$40.84	$25.68
Income from investment operations:
Net investment income (loss)	0.07 (a)	0.21 (a)	0.13 (a)	0.15 (a)	0.04	0.03
Net realized and unrealized gain (loss)	14.16	22.13	22.99	13.37	(2.66)	15.16
Total from investment operations	14.23	22.34	23.12	13.52	(2.62)	15.19
Distributions paid to shareholders from:
Net investment income	(0.09)	(0.21)	(0.13)	(0.14)	(0.02)	(0.03)
Net asset value, end of period	$110.84	$96.70	$74.57	$51.58	$38.20	$40.84
Total return (b)	14.72%	30.04%	44.86%	35.41%	(6.41)%	59.15%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$8,385,010	$5,584,361	$1,692,645	$497,748	$169,984	$220,549
Ratio of total expenses to average net assets	0.68% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	0.14% (c)	0.26%	0.20%	0.30%	0.10%	0.07%
Portfolio turnover rate (d)	20%	60%	75%	48%	37%	35%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright International Focus 5 ETF (IFV)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$24.50	$21.04	$17.81	$16.09	$22.74	$18.83
Income from investment operations:
Net investment income (loss)	0.14 (a)	0.54 (a)	0.43 (a)	0.58 (a)	0.64	0.20
Net realized and unrealized gain (loss)	0.76	3.44	3.23	1.67	(6.66)	3.93
Total from investment operations	0.90	3.98	3.66	2.25	(6.02)	4.13
Distributions paid to shareholders from:
Net investment income	(0.16)	(0.52)	(0.43)	(0.53)	(0.63)	(0.22)
Net asset value, end of period	$25.24	$24.50	$21.04	$17.81	$16.09	$22.74
Total return (b)	3.68%	19.28%	20.76%	14.03%	(26.89)%	21.91%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$220,891	$175,164	$198,832	$229,797	$139,212	$264,970
Ratio of total expenses to average net assets (c)	0.30% (d)	0.31% (e)	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets (c)	1.11% (d)	2.57%	2.22%	3.29%	2.92%	0.87%
Portfolio turnover rate (f)	37%	80%	42%	65%	104%	66%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Dynamic Focus 5 ETF (FVC)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$36.08	$35.92	$31.29	$33.40	$35.14	$26.17
Income from investment operations:
Net investment income (loss)	0.18 (a)	0.68 (a)	0.49 (a)	0.64 (a)	0.31	0.01
Net realized and unrealized gain (loss)	(1.10)	0.12	4.64	(2.10)	(1.77)	8.97
Total from investment operations	(0.92)	0.80	5.13	(1.46)	(1.46)	8.98
Distributions paid to shareholders from:
Net investment income	(0.32)	(0.64)	(0.50)	(0.65)	(0.28)	(0.01)
Net asset value, end of period	$34.84	$36.08	$35.92	$31.29	$33.40	$35.14
Total return (b)	(2.58)%	2.26%	16.48%	(4.49)%	(4.18)%	34.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$95,809	$111,839	$154,439	$203,399	$230,480	$212,609
Ratio of total expenses to average net assets (c)	0.30% (d)	0.31% (e)	0.30%	0.30%	0.30%	0.30%
Ratio of net investment income (loss) to average net assets (c)	0.99% (d)	1.88%	1.48%	1.87%	0.91%	0.02%
Portfolio turnover rate (f)	156%	168%	200%	294%	164%	20%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
Ratio of total expenses to average net assets and ratio of net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of expenses and income of underlying investment companies in which the Fund invests.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.30%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust SMID Cap Rising Dividend Achievers ETF (SDVY)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$38.00	$36.37	$28.22	$23.09	$28.28	$18.27
Income from investment operations:
Net investment income (loss)	0.23 (a)	0.55 (a)	0.66 (a)	0.70 (a)	0.51	0.36
Net realized and unrealized gain (loss)	1.41	1.63	8.07	5.10	(5.21)	9.99
Total from investment operations	1.64	2.18	8.73	5.80	(4.70)	10.35
Distributions paid to shareholders from:
Net investment income	(0.23)	(0.55)	(0.58)	(0.67)	(0.49)	(0.34)
Net asset value, end of period	$39.41	$38.00	$36.37	$28.22	$23.09	$28.28
Total return (b)	4.32%	6.12%	31.07%	25.25%	(16.78)%	56.77%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$10,101,459	$8,959,493	$6,122,084	$1,468,953	$819,621	$210,673
Ratio of total expenses to average net assets	0.58% (c)	0.59%	0.59%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	1.16% (c)	1.55%	1.99%	2.56%	2.25%	1.77%
Portfolio turnover rate (d)	19%	85%	64%	58%	86%	36%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Indxx Innovative Transaction & Process ETF (LEGR)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$56.19	$47.34	$37.00	$30.34	$42.07	$31.32
Income from investment operations:
Net investment income (loss)	0.45 (a)	1.04 (a)	1.03 (a)	0.93 (a)	1.15	0.61
Net realized and unrealized gain (loss)	1.55	8.86	10.37	6.70	(11.75)	10.70
Total from investment operations	2.00	9.90	11.40	7.63	(10.60)	11.31
Distributions paid to shareholders from:
Net investment income	(0.41)	(1.05)	(1.06)	(0.97)	(1.13)	(0.56)
Net asset value, end of period	$57.78	$56.19	$47.34	$37.00	$30.34	$42.07
Total return (b)	3.54%	21.13%	31.08%	25.13%	(25.55)%	36.13%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$115,564	$115,197	$106,520	$94,343	$100,130	$132,512
Ratio of total expenses to average net assets	0.65% (c)	0.66% (d)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	1.52% (c)	2.07%	2.47%	2.55%	2.94%	1.84%
Portfolio turnover rate (e)	10%	15%	17%	17%	23%	46%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Nasdaq Artificial Intelligence and Robotics ETF (ROBT)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$52.80	$43.83	$40.42	$33.64	$53.30	$38.89
Income from investment operations:
Net investment income (loss)	(0.01) (a)	0.15 (a)	0.12 (a)	0.13 (a)	0.08	0.05
Net realized and unrealized gain (loss)	(6.65)	9.04	3.40	6.78	(19.67) (b)	14.44
Total from investment operations	(6.66)	9.19	3.52	6.91	(19.59)	14.49
Distributions paid to shareholders from:
Net investment income	—	(0.22)	(0.11)	(0.13)	(0.07)	(0.08)
Net asset value, end of period	$46.14	$52.80	$43.83	$40.42	$33.64	$53.30
Total return (c)	(12.61)%	21.06%	8.75%	20.51%	(36.76)% (b)	37.27%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$611,298	$609,895	$453,667	$416,276	$173,248	$266,492
Ratio of total expenses to average net assets	0.65% (d)	0.66% (e)	0.65%	0.65%	0.65%	0.65%
Ratio of net investment income (loss) to average net assets	(0.04)% (d)	0.33%	0.28%	0.33%	0.17%	0.10%
Portfolio turnover rate (f)	23%	52%	43%	46%	36%	31%

(a)	Based on average shares outstanding.
(b)
The Fund received a reimbursement from the advisor in the amount of $1,987 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.65%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Low Volatility ETF (DVOL)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$35.44	$33.15	$24.96	$23.96	$27.53	$22.46
Income from investment operations:
Net investment income (loss)	0.13 (a)	0.32 (a)	0.20 (a)	0.34 (a)	0.32	0.10
Net realized and unrealized gain (loss)	(0.85)	2.28	8.24	1.02	(3.60)	5.06
Total from investment operations	(0.72)	2.60	8.44	1.36	(3.28)	5.16
Distributions paid to shareholders from:
Net investment income	(0.13)	(0.31)	(0.25)	(0.36)	(0.29)	(0.09)
Net asset value, end of period	$34.59	$35.44	$33.15	$24.96	$23.96	$27.53
Total return (b)	(2.03)%	7.86%	33.95%	5.64%	(12.02)%	22.98%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$69,184	$90,366	$51,389	$57,405	$81,454	$121,114
Ratio of total expenses to average net assets	0.60% (c)	0.61% (d)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.71% (c)	0.93%	0.68%	1.33%	1.04%	0.36%
Portfolio turnover rate (e)	125%	152%	122%	150%	169%	136%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Dorsey Wright Momentum & Value ETF (DVLU)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$33.61	$30.82	$22.83	$20.39	$23.51	$15.07
Income from investment operations:
Net investment income (loss)	0.10 (a)	0.27 (a)	0.35 (a)	0.40 (a)	0.40	0.29
Net realized and unrealized gain (loss)	0.62	2.84	7.95	2.45	(3.11)	8.42
Total from investment operations	0.72	3.11	8.30	2.85	(2.71)	8.71
Distributions paid to shareholders from:
Net investment income	(0.11)	(0.32)	(0.31)	(0.41)	(0.41)	(0.27)
Net asset value, end of period	$34.22	$33.61	$30.82	$22.83	$20.39	$23.51
Total return (b)	2.14%	10.21%	36.49%	14.03%	(11.71)%	57.98%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$41,066	$33,605	$32,362	$20,547	$19,369	$25,864
Ratio of total expenses to average net assets	0.60% (c)	0.61% (d)	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income (loss) to average net assets	0.55% (c)	0.91%	1.27%	1.75%	1.64%	1.68%
Portfolio turnover rate (e)	91%	187%	155%	223%	230%	195%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust International Developed Capital Strength® ETF (FICS)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended September 30,				Period Ended 9/30/2021 (a)
		2025	2024	2023	2022
Net asset value, beginning of period	$37.95	$37.37	$30.10	$25.86	$34.04	$30.09
Income from investment operations:
Net investment income (loss)	0.27 (b)	0.79 (b)	0.55 (b)	0.45 (b)	0.57	0.36
Net realized and unrealized gain (loss)	0.90	0.69	7.28	4.15	(8.16)	3.93
Total from investment operations	1.17	1.48	7.83	4.60	(7.59)	4.29
Distributions paid to shareholders from:
Net investment income	(0.23)	(0.90)	(0.56)	(0.36)	(0.59)	(0.34)
Net asset value, end of period	$38.89	$37.95	$37.37	$30.10	$25.86	$34.04
Total return (c)	3.08%	4.00%	26.15%	17.74%	(22.50)%	14.25%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$213,885	$214,424	$156,972	$69,230	$19,396	$10,213
Ratio of total expenses to average net assets	0.70% (d)	0.71% (e)	0.70%	0.70%	0.70%	0.70% (d)
Ratio of net investment income (loss) to average net assets	1.37% (d)	2.11%	1.62%	1.47%	2.10%	1.29% (d)
Portfolio turnover rate (f)	37%	51%	58%	59%	77%	23%

(a)	Inception date is December 15, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.70%.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust S&P 500 Economic Moat ETF (EMOT)

	Six Months Ended 3/31/2026 (Unaudited)	Year Ended 9/30/2025	Period Ended 9/30/2024 (a)

Net asset value, beginning of period	$23.96	$21.22	$19.97
Income from investment operations:
Net investment income (loss) (b)	0.15	0.18	0.04
Net realized and unrealized gain (loss)	(0.53)	2.74	1.21
Total from investment operations	(0.38)	2.92	1.25
Distributions paid to shareholders from:
Net investment income	(0.18)	(0.18)	—
Net realized gain	—	(0.00) (c)	—
Total distributions	(0.18)	(0.18)	—
Net asset value, end of period	$23.40	$23.96	$21.22
Total return (d)	(1.59)%	13.82%	6.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,340	$4,792	$3,183
Ratio of total expenses to average net assets	0.60% (e)	0.61% (f)	0.60% (e)
Ratio of net investment income (loss) to average net assets	1.23% (e)	0.82%	0.83% (e)
Portfolio turnover rate (g)	10%	18%	0%

(a)	Inception date is June 26, 2024, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)	Includes extraordinary expenses. If these extraordinary expenses were not included, the expense ratio would have been 0.60%.
(g)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the sixteen funds (each a “Fund” and collectively, the “Funds”) listed below, each listed and traded on Nasdaq, Inc. (“Nasdaq”) with the exception of EMOT which is listed and traded on NYSE Arca, Inc.

First Trust NASDAQ Technology Dividend Index Fund – (ticker “TDIV”)
Multi-Asset Diversified Income Index Fund – (ticker “MDIV”)
First Trust S&P International Dividend Aristocrats ETF – (ticker “FID”)
First Trust Rising Dividend Achievers ETF – (ticker “RDVY”)
First Trust Dorsey Wright Focus 5 ETF – (ticker “FV”)
First Trust Dorsey Wright Momentum & Dividend ETF – (ticker “DDIV”)
First Trust RBA American Industrial Renaissance® ETF – (ticker “AIRR”)
First Trust Dorsey Wright International Focus 5 ETF – (ticker “IFV”)
First Trust Dorsey Wright Dynamic Focus 5 ETF – (ticker “FVC”)
First Trust SMID Cap Rising Dividend Achievers ETF – (ticker “SDVY”)
First Trust Indxx Innovative Transaction & Process ETF – (ticker “LEGR”)
First Trust Nasdaq Artificial Intelligence and Robotics ETF – (ticker “ROBT”)
First Trust Dorsey Wright Momentum & Low Volatility ETF – (ticker “DVOL”)
First Trust Dorsey Wright Momentum & Value ETF – (ticker “DVLU”)
First Trust International Developed Capital Strength® ETF – (ticker “FICS”)
First Trust S&P 500 Economic Moat ETF – (ticker “EMOT”)
Each of TDIV and EMOT operates as a non-diversified series of the Trust. Each of MDIV, FID, RDVY, FV, DDIV, AIRR, IFV, FVC, SDVY, LEGR, ROBT, DVOL, DVLU and FICS operates as a diversified open-end management investment company as defined in Section 5(b) of the 1940 Act. Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.” The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of the following indices:

Fund	Index
First Trust NASDAQ Technology Dividend Index Fund	Nasdaq Technology DividendTM Index
Multi-Asset Diversified Income Index Fund	Nasdaq US Multi-Asset Diversified IncomeTM Index
First Trust S&P International Dividend Aristocrats ETF	S&P International Dividend Aristocrats Index
First Trust Rising Dividend Achievers ETF	Nasdaq US Rising Dividend AchieversTM Index
First Trust Dorsey Wright Focus 5 ETF	Dorsey Wright Focus FiveTM Index
First Trust Dorsey Wright Momentum & Dividend ETF	Dorsey Wright Momentum Plus Dividend YieldTM Index
First Trust RBA American Industrial Renaissance® ETF	Richard Bernstein Advisors American Industrial Renaissance® Index
First Trust Dorsey Wright International Focus 5 ETF	Dorsey Wright International Focus FiveTM Index
First Trust Dorsey Wright Dynamic Focus 5 ETF	Dorsey Wright Dynamic Focus FiveTM Index
First Trust SMID Cap Rising Dividend Achievers ETF	Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index
First Trust Indxx Innovative Transaction & Process ETF	Indxx Blockchain Index
First Trust Nasdaq Artificial Intelligence and Robotics ETF	Nasdaq CTA Artificial Intelligence and RoboticsTM Index
First Trust Dorsey Wright Momentum & Low Volatility ETF	Dorsey Wright Momentum Plus Low VolatilityTM Index
First Trust Dorsey Wright Momentum & Value ETF	Dorsey Wright Momentum Plus ValueTM Index
First Trust International Developed Capital Strength® ETF	The International Developed Capital StrengthTM Index
First Trust S&P 500 Economic Moat ETF	S&P 500® Economic Moat Index

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Common stocks, preferred stocks, master limited partnerships (“MLPs”), real estate investment trusts (“REITs”), exchange-traded funds, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Overnight repurchase agreements are valued at amortized cost when it represents the most appropriate reflection of fair market value.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date. Interest income is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in MLPs generally are comprised of return of capital and investment income. A Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.
Distributions received from a Fund’s investments in REITs may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Offsetting on the Statements of Assets and Liabilities
Offsetting assets and liabilities requires entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statements of Assets and Liabilities and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a Fund’s financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.
This disclosure, if applicable, is included within each Fund’s Portfolio of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements (“MNAs”) or similar agreements on the Statements of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
D. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
E. Affiliated Transactions
MDIV, FV, IFV, and FVC invest in securities of affiliated funds. Each Fund’s investment performance and risks are directly related to the investment performance and risks of the affiliated funds. The affiliated funds’ financial statements may be found at SEC.gov. Dividend income, if any, realized gains and losses, and change in appreciation (depreciation) from affiliated funds are presented on the Statements of Operations.
Amounts relating to investments in affiliated funds in MDIV at March 31, 2026, and for the six months then ended are as follows:

Security Name	Shares at 3/31/2026	Value at 9/30/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2026	Dividend Income
First Trust Tactical High Yield ETF	1,971,377	$87,014,275	$7,095,321	$(11,292,332)	$(2,523,609)	$(314,890)	$79,978,765	$2,660,674
Amounts relating to investments in affiliated funds in FV at March 31, 2026, and for the six months then ended are as follows:

Security Name	Shares at 3/31/2026	Value at 9/30/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2026	Dividend Income
First Trust Dow Jones Internet Index Fund	—	$815,144,817	$752,702,491	$(1,464,734,489)	$(349,286,511)	$246,173,692	$—	$—
First Trust Energy AlphaDEX® Fund	28,936,056	—	673,975,005	(2,881,742)	(21,123,321)	(66,124)	649,903,818	—
First Trust Financials AlphaDEX® Fund	—	754,892,036	781,093,025	(1,518,850,809)	(64,741,444)	47,607,192	—	5,307,382
First Trust Industrials/Producer Durables AlphaDEX® Fund	—	748,431,552	315,420,590	(1,086,629,491)	(231,601,943)	254,379,292	—	1,941,429
First Trust Indxx Aerospace & Defense ETF	14,195,764	—	1,240,768,365	(667,327,248)	36,183,125	25,068,366	634,692,608	410,160
First Trust Nasdaq Bank ETF	—	—	713,047,999	(669,939,801)	—	(43,108,198)	—	1,385,852
First Trust Nasdaq Semiconductor ETF	4,242,393	—	1,387,027,383	(895,904,930)	113,950,676	20,552,567	625,625,696	906,965

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
Security Name	Shares at 3/31/2026	Value at 9/30/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2026	Dividend Income
First Trust Nasdaq Transportation ETF	16,978,445	$—	$731,969,801	$(16,065,591)	$(67,667,610)	$(1,188,061)	$647,048,539	$569,849
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	—	684,369,920	137,984,617	(812,583,968)	(62,818,788)	53,048,219	—	—
First Trust NYSE® Arca® Biotechnology Index Fund	3,383,294	—	1,048,828,172	(306,250,680)	(47,890,359)	(15,254,032)	679,433,101	—
First Trust Utilities AlphaDEX® Fund	—	700,385,954	468,867,667	(1,174,008,044)	(76,642,591)	81,397,014	—	6,404,079
		$3,703,224,279	$8,251,685,115	$(8,615,176,793)	$(771,638,766)	$668,609,927	$3,236,703,762	$16,925,716
Amounts relating to investments in affiliated funds in IFV at March 31, 2026, and for the six months then ended are as follows:

Security Name	Shares at 3/31/2026	Value at 9/30/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2026	Dividend Income
First Trust China AlphaDEX® Fund	1,528,173	$38,777,414	$14,055,816	$(7,853,019)	$1,155,644	$1,757,087	$47,892,942	$168,209
First Trust Dow Jones International Internet ETF	—	—	37,239,541	(34,151,646)	—	(3,087,895)	—	378,940
First Trust Europe AlphaDEX® Fund	807,319	—	47,219,468	(3,737,038)	541,930	63,330	44,087,690	61,518
First Trust Eurozone AlphaDEX® ETF	701,723	35,063,233	12,369,302	(5,447,135)	857,527	853,364	43,696,291	317,704
First Trust Germany AlphaDEX® Fund	692,944	34,640,911	13,045,603	(5,875,174)	(653,547)	431,251	41,589,044	25,066
First Trust Switzerland AlphaDEX® Fund	—	32,647,833	1,140,590	(34,039,837)	(4,610,287)	4,861,701	—	—
First Trust United Kingdom AlphaDEX® Fund	861,183	33,791,005	13,322,395	(4,556,362)	(395,044)	1,208,474	43,370,468	484,471
		$174,920,396	$138,392,715	$(95,660,211)	$(3,103,777)	$6,087,312	$220,636,435	$1,435,908
Amounts relating to investments in affiliated funds in FVC at March 31, 2026, and for the six months then ended are as follows:

Security Name	Shares at 3/31/2026	Value at 9/30/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2026	Dividend Income
First Trust Dow Jones Internet Index Fund	—	$11,741,527	$12,702,887	$(21,889,368)	$(2,262,597)	$(292,449)	$—	$—
First Trust Energy AlphaDEX® Fund	855,849	—	19,840,603	—	(618,234)	—	19,222,369	—
First Trust Enhanced Short Maturity ETF	—	58,236,714	250,800	(58,539,993)	(65,693)	118,172	—	399,014
First Trust Financials AlphaDEX® Fund	—	10,873,656	11,985,775	(22,509,799)	(712,708)	363,076	—	77,210

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
Security Name	Shares at 3/31/2026	Value at 9/30/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 3/31/2026	Dividend Income
First Trust Industrials/Producer Durables AlphaDEX® Fund	—	$10,780,632	$2,584,103	$(13,852,347)	$(1,324,442)	$1,812,054	$—	$28,244
First Trust Indxx Aerospace & Defense ETF	419,871	—	22,653,079	(5,487,821)	1,124,929	482,245	18,772,432	11,829
First Trust Nasdaq Bank ETF	—	—	20,580,546	(19,322,888)	—	(1,257,658)	—	39,967
First Trust Nasdaq Semiconductor ETF	125,478	—	20,490,864	(5,673,967)	3,023,678	663,666	18,504,241	14,033
First Trust Nasdaq Transportation ETF	502,175	—	21,460,753	(335,323)	(1,947,237)	(40,304)	19,137,889	16,434
First Trust NASDAQ-100 Ex-Technology Sector Index Fund	—	9,857,862	20,300	(9,742,128)	(437,554)	301,520	—	—
First Trust NYSE® Arca® Biotechnology Index Fund	100,068	—	23,052,329	(1,108,098)	(1,791,254)	(57,321)	20,095,656	—
First Trust Utilities AlphaDEX® Fund	—	10,088,536	11,972,854	(22,303,595)	(755,934)	998,139	—	93,166
		$111,578,927	$167,594,893	$(180,765,327)	$(5,767,046)	$3,091,140	$95,732,587	$679,897
F. Securities Lending
The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.
Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Bank of New York Mellon (“BNY”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The fees received from the securities lending agent are accrued daily. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2026, AIRR, LEGR, and ROBT had securities in the securities lending program. During the six months ended March 31, 2026, AIRR, LEGR, and ROBT participated in the securities lending program.
In the event of a default by a borrower with respect to any loan, BNY will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BNY to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BNY will indemnify the Fund by purchasing replacement

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BNY.
G. Repurchase Agreements
Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.
MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.
Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BNY on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.
While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the six months ended March 31, 2026, were received as collateral for lending securities.
H. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, with the exception of MDIV which is declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on significantly modified portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended September 30, 2025 were as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust NASDAQ Technology Dividend Index Fund	$48,073,023	$—	$—
Multi-Asset Diversified Income Index Fund	28,075,432	—	—
First Trust S&P International Dividend Aristocrats ETF	4,365,901	—	—
First Trust Rising Dividend Achievers ETF	199,259,427	—	—
First Trust Dorsey Wright Focus 5 ETF	18,414,330	—	—
First Trust Dorsey Wright Momentum & Dividend ETF	1,450,777	—	—
First Trust RBA American Industrial Renaissance® ETF	9,374,755	—	—
First Trust Dorsey Wright International Focus 5 ETF	3,758,351	—	—
First Trust Dorsey Wright Dynamic Focus 5 ETF	2,196,306	—	—
First Trust SMID Cap Rising Dividend Achievers ETF	124,118,861	—	—
First Trust Indxx Innovative Transaction & Process ETF	2,031,982	—	—
First Trust Nasdaq Artificial Intelligence and Robotics ETF	2,196,550	—	—
First Trust Dorsey Wright Momentum & Low Volatility ETF	586,670	—	—

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Dorsey Wright Momentum & Value ETF	$317,200	$—	$—
First Trust International Developed Capital Strength® ETF	4,767,957	—	—
First Trust S&P 500 Economic Moat ETF	31,701	—	—
As of September 30, 2025, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ Technology Dividend Index Fund	$4,736,375	$(271,807,290)	$1,122,097,873
Multi-Asset Diversified Income Index Fund	—	(232,670,005)	512,564
First Trust S&P International Dividend Aristocrats ETF	1,336,236	(7,974,969)	14,714,517
First Trust Rising Dividend Achievers ETF	2,681,688	(1,061,481,897)	2,570,423,761
First Trust Dorsey Wright Focus 5 ETF	323,545	(491,140,644)	752,305,712
First Trust Dorsey Wright Momentum & Dividend ETF	96,481	(26,511,392)	5,901,733
First Trust RBA American Industrial Renaissance® ETF	—	(223,898,961)	899,606,210
First Trust Dorsey Wright International Focus 5 ETF	55,180	(155,414,058)	28,438,115
First Trust Dorsey Wright Dynamic Focus 5 ETF	306,448	(86,855,865)	4,937,536
First Trust SMID Cap Rising Dividend Achievers ETF	4,701,906	(685,436,134)	1,067,623,683
First Trust Indxx Innovative Transaction & Process ETF	161,323	(4,466,828)	18,454,945
First Trust Nasdaq Artificial Intelligence and Robotics ETF	—	(81,977,411)	66,331,513
First Trust Dorsey Wright Momentum & Low Volatility ETF	43,530	(21,661,156)	5,502,898
First Trust Dorsey Wright Momentum & Value ETF	17,015	(14,789,508)	5,784,579
First Trust International Developed Capital Strength® ETF	—	(5,175,371)	14,522,068
First Trust S&P 500 Economic Moat ETF	4,938	(19,109)	353,398
I. Income and Other Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
Certain countries assess a capital gains tax on securities sold in their local markets. This tax is accrued as the securities in these foreign markets appreciate in value and is paid at the time of sale to the extent a capital gain is realized. Taxes accrued on securities in an unrealized appreciation position are included in “Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax” on the Statements of Operations. The capital gains tax paid on securities sold, if any, is included in “Net realized gain (loss) on foreign capital gains tax” on the Statements of Operations.
Capital Gains. India’s Finance Act, 2024 (“Finance Act, 2024”) was enacted into law on July 23, 2024, and amongst the other provisions, it increased long-term and short-term capital gain rates on sales of Indian securities, effective that date. As per the amended provisions, the long-term capital gains on the sale of listed shares (sold on a recognized stock exchange and where Securities Transaction Tax (“STT”) is paid) in excess of INR 0.125 million are taxed at the rate of 12.5% (plus applicable surcharge and cess), increased from 10% (plus applicable surcharge and cess), subject to satisfaction of certain conditions. As a grandfathering measure, the cost of acquisition for the purpose of calculation of long-term capital asset acquired before February 1, 2018 shall be deemed to be the higher of the following: (a) the actual cost of acquisition of such asset; and (b) lower of (i) the fair market value of such asset as on January 31, 2018 and (ii) full value of consideration as received on its transfer/disposal of the equity shares. The highest effective tax rate on long-term capital gains earned by a Fund could be 14.95% in the case of a non-corporate entity and 13.65% in the case of a corporate entity.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
In the case of the sale of listed shares (sold on a recognized stock exchange and where STT is paid) held by a Fund for one year or less, the income is classified as short-term capital gains and is taxable at 20% (plus applicable surcharge and cess), increased from 15% (plus applicable surcharge and cess), provided the shares are sold on the stock exchange and subjected to STT. The highest effective tax rate on short-term capital gains earned by a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity.
Short-term capital loss can be set-off against both short-term capital gains and long-term capital gains. However, long-term capital loss can be set-off only against long-term capital gains. The unabsorbed (remaining loss after setting off loss during the year against income of the year) short-term and long-term capital loss can be carried forward for immediately succeeding 8 (eight) assessment years.
Buy back. Finance Act, 2024 has amended the provisions for taxation of buyback of shares and provided that the gains arising on buyback of shares will be considered as deemed dividend in the hands of the shareholder and taxed accordingly. (Prior to enactment of Finance Act, 2024, the shareholders were exempt from tax on any income arising on buyback and distribution tax at the rate of 20% plus applicable surcharge and cess was payable by the Indian Company on buyback of shares). Further, the cost of acquisition in relation to buyback of shares shall be considered as capital loss in the hands of shareholder and the capital loss can be set off against the capital gain income.
Where the sale of shares is outside the stock exchange and not subject to STT, the long-term capital gains continue to be taxed at 10% (plus applicable surcharge and cess) and short-term capital gains are taxed at 30% (plus applicable surcharge and cess).
Dividend income. The dividend income earned by a Fund from Indian Companies shall be chargeable to tax at the rate of 20% (plus applicable surcharge and cess). The highest effective tax rate on dividend income arising to a Fund could be 23.92% in the case of a non-corporate entity and 21.84% in the case of a corporate entity. Note that a Fund will not obtain relief under the US-India tax treaty as the treaty rate of 25% is higher than the domestic rate. Any excess taxes withheld can be offset against capital gains tax liability during the year or claimed as a refund in the annual tax return.
Interest income. Interest income received from the Indian Investee Company shall be continued to be chargeable to tax at the rate of 20% (plus applicable surcharge and cess).
Other income. Any other income (other than capital gain, dividend, interest) earned by a Fund shall be chargeable to tax at the rate of 35% (earlier taxable at the rate of 40%) (plus applicable surcharge and cess).
Please note that the above description is based on current provisions of Indian law, and any change or modification made by subsequent legislation, regulation, or administrative or judicial decision could increase the Indian tax liability of a Fund and thus reduce the return to a Fund’s shareholders. There can be no assurance that the Indian tax authorities and/or regulators will not take a position contrary to the views expressed herein. If the Indian tax authorities and/or regulators take a position contrary to the views expressed herein, adverse unpredictable consequences may follow.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For all of the Funds except EMOT, the taxable years ended 2022, 2023, 2024, and 2025 remain open to federal and state audit. For EMOT, the taxable periods ended 2024 and 2025 remain open to federal and state audit. As of March 31, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2025, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
Non-Expiring Capital Loss Carryforwards
First Trust NASDAQ Technology Dividend Index Fund	$271,807,290
Multi-Asset Diversified Income Index Fund	232,670,005
First Trust S&P International Dividend Aristocrats ETF	7,974,969
First Trust Rising Dividend Achievers ETF	1,061,481,897
First Trust Dorsey Wright Focus 5 ETF	491,140,644
First Trust Dorsey Wright Momentum & Dividend ETF	26,511,392
First Trust RBA American Industrial Renaissance® ETF	223,898,961
First Trust Dorsey Wright International Focus 5 ETF	155,414,058
First Trust Dorsey Wright Dynamic Focus 5 ETF	86,855,865
First Trust SMID Cap Rising Dividend Achievers ETF	685,436,134
First Trust Indxx Innovative Transaction & Process ETF	4,466,828
First Trust Nasdaq Artificial Intelligence and Robotics ETF	81,977,411
First Trust Dorsey Wright Momentum & Low Volatility ETF	21,661,156
First Trust Dorsey Wright Momentum & Value ETF	14,789,508
First Trust International Developed Capital Strength® ETF	5,175,371
First Trust S&P 500 Economic Moat ETF	19,109
During the taxable year ended September 30, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

Capital Loss Utilized
Multi-Asset Diversified Income Index Fund	$11,914,582
First Trust S&P International Dividend Aristocrats ETF	3,041,344
First Trust Dorsey Wright Focus 5 ETF	232,244,574
First Trust Dorsey Wright Momentum & Dividend ETF	1,228,762
First Trust Dorsey Wright International Focus 5 ETF	8,773,526
First Trust Dorsey Wright Dynamic Focus 5 ETF	5,869,070
First Trust Indxx Innovative Transaction & Process ETF	48,539
First Trust Dorsey Wright Momentum & Low Volatility ETF	5,227,135
First Trust International Developed Capital Strength® ETF	2,193,150
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2025, the Funds had no net late year ordinary or capital losses.
As of March 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust NASDAQ Technology Dividend Index Fund	$2,964,128,399	$756,343,231	$(179,080,679)	$577,262,552
Multi-Asset Diversified Income Index Fund	383,215,029	37,137,682	(27,122,231)	10,015,451
First Trust S&P International Dividend Aristocrats ETF	138,979,898	16,889,665	(4,898,597)	11,991,068
First Trust Rising Dividend Achievers ETF	17,239,978,868	3,401,012,278	(796,032,376)	2,604,979,902
First Trust Dorsey Wright Focus 5 ETF	3,224,255,200	150,133,801	(136,681,290)	13,452,511
First Trust Dorsey Wright Momentum & Dividend ETF	60,919,910	6,631,526	(4,838,148)	1,793,378
First Trust RBA American Industrial Renaissance® ETF	6,930,799,056	1,631,637,679	(174,179,003)	1,457,458,676
First Trust Dorsey Wright International Focus 5 ETF	195,594,611	25,355,923	—	25,355,923
First Trust Dorsey Wright Dynamic Focus 5 ETF	96,041,475	4,148,607	(4,356,725)	(208,118)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust SMID Cap Rising Dividend Achievers ETF	$8,948,102,214	$1,463,600,983	$(311,674,441)	$1,151,926,542
First Trust Indxx Innovative Transaction & Process ETF	105,197,456	25,284,362	(9,545,008)	15,739,354
First Trust Nasdaq Artificial Intelligence and Robotics ETF	677,080,899	81,203,502	(107,003,645)	(25,800,143)
First Trust Dorsey Wright Momentum & Low Volatility ETF	69,007,564	4,988,482	(4,818,839)	169,643
First Trust Dorsey Wright Momentum & Value ETF	41,211,076	2,149,101	(2,288,984)	(139,883)
First Trust International Developed Capital Strength® ETF	194,837,993	30,050,308	(12,105,112)	17,945,196
First Trust S&P 500 Economic Moat ETF	2,513,126	141,136	(318,717)	(177,581)
J. Expenses
Expenses that are directly related to the Funds are charged to First Trust pursuant to the Investment Management Agreement, with the exception of advisory fees, distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expenses, pro rata share of fees and expenses attributable to investments in other investment companies (“acquired fund fees and expenses”), taxes, interest, and extraordinary expenses, which are paid by each respective Fund. See Note 3 relating to a reduction in MDIV’s annual unitary management fee. Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor.
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust NASDAQ Technology Dividend Index Fund	Nasdaq, Inc.
Multi-Asset Diversified Income Index Fund	Nasdaq, Inc.
First Trust S&P International Dividend Aristocrats ETF	S&P Dow Jones Indices, LLC
First Trust Rising Dividend Achievers ETF	Nasdaq, Inc.
First Trust Dorsey Wright Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust Dorsey Wright Momentum & Dividend ETF	Nasdaq, Inc.
First Trust RBA American Industrial Renaissance® ETF	Richard Bernstein Advisors LLC
First Trust Dorsey Wright International Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust Dorsey Wright Dynamic Focus 5 ETF	Dorsey, Wright & Associates, LLC
First Trust SMID Cap Rising Dividend Achievers ETF	Nasdaq, Inc.
First Trust Indxx Innovative Transaction & Process ETF	Indxx, Inc.
First Trust Nasdaq Artificial Intelligence and Robotics ETF	Nasdaq, Inc.
First Trust Dorsey Wright Momentum & Low Volatility ETF	Nasdaq, Inc.
First Trust Dorsey Wright Momentum & Value ETF	Nasdaq, Inc.
First Trust International Developed Capital Strength® ETF	Nasdaq, Inc.
First Trust S&P 500 Economic Moat ETF	S&P Dow Jones Indices, LLC
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensor. The Funds are sub-licensees to the applicable license agreements.
K. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is responsible for the expenses of each Fund including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	TDIV	RDVY	FV	DDIV
Fund net assets up to and including $2.5 billion	0.5000%	0.5000%	0.3000%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.4875%	0.4875%	0.2925%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.4750%	0.4750%	0.2850%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.4625%	0.4625%	0.2775%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.4500%	0.4500%	0.2700%	0.540%
Fund net assets greater than $15 billion	0.4250%	0.4250%	0.2550%	0.510%

Breakpoints	AIRR	IFV	FVC	SDVY
Fund net assets up to and including $2.5 billion	0.7000%	0.3000%	0.3000%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%	0.2925%	0.2925%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%	0.2850%	0.2850%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%	0.2775%	0.2775%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.6300%	0.2700%	0.2700%	0.540%
Fund net assets greater than $15 billion	0.5950%	0.2550%	0.2550%	0.510%

Breakpoints	DVOL	DVLU	EMOT
Fund net assets up to and including $2.5 billion	0.600%	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%	0.555%
Fund net assets greater than $10 billion up to and including $15 billion	0.540%	0.540%	0.540%
Fund net assets greater than $15 billion	0.510%	0.510%	0.510%

Breakpoints	MDIV	FID
Fund net assets up to and including $2.5 billion	0.600%	0.600%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.585%	0.585%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.570%	0.570%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.555%	0.555%
Fund net assets greater than $10 billion	0.540%	0.540%

Breakpoints	LEGR	ROBT	FICS
Fund net assets up to and including $2.5 billion	0.65000%	0.65000%	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%	0.63375%	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%	0.61750%	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%	0.60125%	0.6475%
Fund net assets greater than $10 billion	0.58500%	0.58500%	0.6300%
In addition, MDIV, FV, IFV, and FVC incur pro rata share of fees and acquired fund fees and expenses. The total of the unitary management fee and acquired fund fees and expenses represents each Fund’s total annual operating expenses.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
Pursuant to a contractual agreement between the Trust, on behalf of MDIV, and First Trust, the management fees paid to First Trust will be reduced by the proportional amount of the management fees earned by MDIV on assets invested in other investment companies advised by First Trust. This contractual agreement shall continue until the earlier of (i) its termination at the direction of the Trust’s Board of Trustees or (ii) the termination of MDIV’s investment management agreement with First Trust; however, it is expected to remain in place at least until January 31, 2027. First Trust does not have the right to recover the waived fees on the shares of investment companies advised by First Trust. For the six months ended March 31, 2026, MDIV waived $243,242 of management fees.
The Trust has multiple service agreements with BNY. Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended March 31, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$536,499,138	$538,125,373
Multi-Asset Diversified Income Index Fund	119,451,725	118,600,930
First Trust S&P International Dividend Aristocrats ETF	63,163,600	53,936,934
First Trust Rising Dividend Achievers ETF	3,915,812,687	3,919,887,551
First Trust Dorsey Wright Focus 5 ETF	4,350,299,870	4,341,026,451
First Trust Dorsey Wright Momentum & Dividend ETF	64,958,268	64,865,586
First Trust RBA American Industrial Renaissance® ETF	1,414,796,580	1,421,133,657
First Trust Dorsey Wright International Focus 5 ETF	75,453,427	75,504,354
First Trust Dorsey Wright Dynamic Focus 5 ETF	165,906,590	166,157,243
First Trust SMID Cap Rising Dividend Achievers ETF	1,866,529,692	1,867,478,442
First Trust Indxx Innovative Transaction & Process ETF	12,718,498	11,680,922
First Trust Nasdaq Artificial Intelligence and Robotics ETF	157,033,565	152,889,032
First Trust Dorsey Wright Momentum & Low Volatility ETF	99,866,543	99,946,486
First Trust Dorsey Wright Momentum & Value ETF	34,210,345	34,240,248
First Trust International Developed Capital Strength® ETF	80,693,262	80,781,423
First Trust S&P 500 Economic Moat ETF	374,409	363,501
For the six months ended March 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust NASDAQ Technology Dividend Index Fund	$760,303,626	$784,220,897
Multi-Asset Diversified Income Index Fund	7,245,953	45,304,445
First Trust S&P International Dividend Aristocrats ETF	59,419,633	44,723,421

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
	Purchases	Sales
First Trust Rising Dividend Achievers ETF	$4,325,813,429	$1,943,347,315
First Trust Dorsey Wright Focus 5 ETF	3,901,385,245	4,274,150,342
First Trust Dorsey Wright Momentum & Dividend ETF	23,576,394	27,883,044
First Trust RBA American Industrial Renaissance® ETF	3,070,953,552	1,171,198,814
First Trust Dorsey Wright International Focus 5 ETF	62,939,288	20,155,857
First Trust Dorsey Wright Dynamic Focus 5 ETF	1,688,303	14,608,084
First Trust SMID Cap Rising Dividend Achievers ETF	2,646,660,025	1,831,243,979
First Trust Indxx Innovative Transaction & Process ETF	13,268,533	16,604,388
First Trust Nasdaq Artificial Intelligence and Robotics ETF	132,958,202	47,005,449
First Trust Dorsey Wright Momentum & Low Volatility ETF	5,246,673	24,828,031
First Trust Dorsey Wright Momentum & Value ETF	35,142,870	27,680,838
First Trust International Developed Capital Strength® ETF	5,972,984	11,806,304
First Trust S&P 500 Economic Moat ETF	1,187,457	3,630,988
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2027.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the six months ended March 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the six months ended March 31, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
Not applicable for the most recent fiscal half year.
Disclaimers
Nasdaq®, Nasdaq Technology DividendTM Index, Nasdaq US Multi-Asset Diversified IncomeTM Index, Nasdaq US Rising Dividend AchieversTM Index, Dorsey Wright Focus FiveTM Index, Dorsey Wright Momentum Plus Dividend YieldTM Index, Dorsey Wright International Focus FiveTM Index, Dorsey Wright Dynamic Focus FiveTM Index, Nasdaq US Small Mid Cap Rising Dividend AchieversTM Index, Nasdaq CTA Artificial Intelligence and RoboticsTM Index, Dorsey Wright Momentum Plus Low VolatilityTM Index, Dorsey Wright Momentum Plus ValueTM Index and The International Developed Capital StrengthTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds have not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
First Trust Dorsey Wright Focus 5 ETF, First Trust Dorsey Wright Momentum & Dividend ETF, First Trust Dorsey Wright International Focus 5 ETF, First Trust Dorsey Wright Dynamic Focus 5 ETF, First Trust Dorsey Wright Momentum & Low Volatility ETF, and First Trust Dorsey Wright Momentum & Value ETF are not sponsored, endorsed, sold or promoted by Dorsey, Wright & Associates, LLC (“Dorsey Wright”). Dorsey Wright makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dorsey Wright’s only relationship to First Trust is the licensing of certain trademarks and trade names of Dorsey Wright and of the indexes, which are determined, composed and calculated by Dorsey Wright without regard to First Trust or the Funds.
Richard Bernstein Advisors and Richard Bernstein Advisors American Industrial Renaissance® Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.
S&P International Dividend Aristocrats Index and S&P 500® Economic Moat Index (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.
Indxx and Indxx Blockchain Index (“Index”) are trademarks of Indxx, Inc. (“Indxx”) and have been licensed for use for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by Indxx and Indxx makes no representation regarding the advisability of trading in such product. The Index is determined, composed and calculated by Indxx without regard to First Trust or the Fund.

Semi-Annual Financial Statements and Other Information
For the Period Ended March 31, 2026

First Trust Exchange-Traded Fund VI

First Trust RBA Deglobalization ETF (DGLO)
First Trust International Rising Dividend Achievers ETF (IDVY)

Table of Contents
First Trust Exchange-Traded Fund VI
Semi-Annual Financial Statements and Other Information
March 31, 2026
Performance and Risk Disclosure
There is no assurance that any series of First Trust Exchange-Traded Fund VI (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
First Trust Advisors L.P., the Funds’ advisor, may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data that provides insight into each Fund’s performance and investment approach.
The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

First Trust RBA Deglobalization ETF (DGLO)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 19.1%
44	Axon Enterprise, Inc. (a)	$18,686
53	BWX Technologies, Inc.	10,838
640	Byrna Technologies, Inc. (a)	5,875
845	Cadre Holdings, Inc.	25,925
34	Carpenter Technology Corp.	13,401
33	Curtiss-Wright Corp.	22,477
132	Ducommun, Inc. (a)	16,104
179	General Dynamics Corp.	61,436
99	General Electric Co.	28,093
106	Howmet Aerospace, Inc.	24,429
39	Huntington Ingalls Industries, Inc.	14,816
151	Kratos Defense & Security Solutions, Inc. (a)	10,647
95	L3Harris Technologies, Inc.	32,789
1,260	Leonardo DRS, Inc.	56,095
110	Mercury Systems, Inc. (a)	8,020
94	National Presto Industries, Inc.	12,884
46	Northrop Grumman Corp.	31,383
467	Park Aerospace Corp.	12,787
50	Woodward, Inc.	17,896
		424,581
	Building Products — 11.1%
124	Advanced Drainage Systems, Inc.	17,004
395	Apogee Enterprises, Inc.	13,248
250	Armstrong World Industries, Inc.	41,200
87	Builders FirstSource, Inc. (a)	7,163
58	Carlisle Cos., Inc.	19,350
39	CSW Industrials, Inc.	10,163
196	Gibraltar Industries, Inc. (a)	7,815
408	Insteel Industries, Inc.	13,713
36	Lennox International, Inc.	16,709
501	Masco Corp.	30,245
289	Resideo Technologies, Inc. (a)	9,742
257	Trex Co., Inc. (a)	9,360
251	UFP Industries, Inc.	23,122
635	Zurn Elkay Water Solutions Corp.	28,473
		247,307
	Chemicals — 5.0%
596	AdvanSix, Inc.	14,542
173	Balchem Corp.	29,320
1,023	Ecovyst, Inc. (a)	13,156
71	Hawkins, Inc.	10,906
342	Intrepid Potash, Inc. (a)	14,627
89	Sherwin-Williams (The) Co.	28,529
		111,080
Shares	Description	Value

	Commercial Services & Supplies — 6.8%
1,130	BrightView Holdings, Inc. (a)	$13,323
169	Casella Waste Systems, Inc., Class A (a)	13,408
103	Clean Harbors, Inc. (a)	29,533
474	HNI Corp.	15,827
243	Republic Services, Inc.	53,222
476	Rollins, Inc.	25,423
		150,736
	Construction & Engineering — 5.8%
10	Comfort Systems USA, Inc.	13,790
22	EMCOR Group, Inc.	16,243
202	Granite Construction, Inc.	24,216
50	MasTec, Inc. (a)	16,087
46	MYR Group, Inc. (a)	12,987
161	NWPX Infrastructure, Inc. (a)	12,535
79	Primoris Services Corp.	11,300
39	Quanta Services, Inc.	21,412
		128,570
	Construction Materials — 0.5%
82	United States Lime & Minerals, Inc.	10,710
	Containers & Packaging — 2.4%
332	International Paper Co.	11,852
198	Packaging Corp. of America	42,020
		53,872
	Energy Equipment & Services — 1.8%
278	Cactus, Inc., Class A	13,169
767	Ranger Energy Services, Inc., Class A	13,146
933	Select Water Solutions, Inc.	14,275
		40,590
	Ground Transportation — 10.3%
124	ArcBest Corp.	12,197
1,042	CSX Corp.	42,774
104	J.B. Hunt Transport Services, Inc.	22,038
174	Landstar System, Inc.	27,894
1,759	Marten Transport Ltd.	23,096
100	Old Dominion Freight Line, Inc.	19,540
30	Saia, Inc. (a)	10,538
566	Schneider National, Inc., Class B	14,920
233	Union Pacific Corp.	56,530
		229,527
	IT Services — 0.4%
125	Okta, Inc. (a)	9,839
See Notes to Financial Statements

First Trust RBA Deglobalization ETF (DGLO)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Machinery — 6.0%
285	Astec Industries, Inc.	$15,345
222	Blue Bird Corp. (a)	12,607
155	Federal Signal Corp.	16,762
404	Miller Industries, Inc.	18,402
688	Mueller Water Products, Inc., Class A	18,913
261	Proto Labs, Inc. (a)	14,882
234	Toro (The) Co.	21,865
286	Worthington Enterprises, Inc.	14,912
		133,688
	Metals & Mining — 3.9%
202	Commercial Metals Co.	12,409
561	Metallus, Inc. (a)	9,167
69	Nucor Corp.	11,668
73	Reliance, Inc.	22,186
73	Steel Dynamics, Inc.	13,140
1,343	SunCoke Energy, Inc.	8,743
296	Worthington Steel, Inc.	8,983
		86,296
	Oil, Gas & Consumable Fuels — 20.1%
264	California Resources Corp.	18,274
207	Chord Energy Corp.	29,431
329	ConocoPhillips	43,428
828	Coterra Energy, Inc.	29,096
554	Devon Energy Corp.	27,877
354	EOG Resources, Inc.	51,178
325	HF Sinclair Corp.	20,277
1,197	Magnolia Oil & Gas Corp., Class A	37,789
117	Marathon Petroleum Corp.	28,569
311	Matador Resources Co.	19,649
353	Murphy Oil Corp.	14,561
1,298	Permian Resources Corp., Class A	27,674
391	Riley Exploration Permian, Inc.	14,252
110	Targa Resources Corp.	27,580
34	Texas Pacific Land Corp.	16,135
531	Viper Energy, Inc., Class A	24,952
870	Vitesse Energy, Inc.	15,799
		446,521
	Professional Services — 6.6%
114	Booz Allen Hamilton Holding Corp.	8,895
19	CACI International, Inc., Class A (a)	10,333
50	CRA International, Inc.	8,094
82	Equifax, Inc.	14,766
331	Exponent, Inc.	21,598
92	Huron Consulting Group, Inc. (a)	11,729
Shares	Description	Value

	Professional Services (Continued)
117	ICF International, Inc.	$7,639
1,077	Legalzoom.com, Inc. (a)	6,107
102	Leidos Holdings, Inc.	15,863
157	Parsons Corp. (a)	8,505
118	Science Applications International Corp.	11,200
121	Verisk Analytics, Inc.	22,960
		147,689

	Total Investments — 99.8%	2,221,006
	(Cost $2,153,864)
	Net Other Assets and Liabilities — 0.2%	3,584
	Net Assets — 100.0%	$2,224,590

(a)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,221,006	$2,221,006	$—	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust International Rising Dividend Achievers ETF (IDVY)
Portfolio of Investments
March 31, 2026 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 99.1%
	Aerospace & Defense — 5.7%
39	Airbus SE (EUR) (b)	$7,374
17	Hanwha Aerospace Co., Ltd. (KRW) (b)	14,496
184	Leonardo S.p.A. (EUR) (b)	12,516
26	MTU Aero Engines AG (EUR) (b)	9,485
762	Rolls-Royce Holdings PLC (GBP) (b)	11,577
24	Safran S.A. (EUR) (b)	7,853
11	Thales S.A. (EUR) (b)	3,226
		66,527
	Air Freight & Logistics — 1.1%
90	Hyundai Glovis Co., Ltd. (KRW) (b)	12,783
	Automobile Components — 5.0%
100	Bridgestone Corp. (JPY) (b)	2,084
800	Denso Corp. (JPY) (b)	10,030
65	Hankook Tire & Technology Co., Ltd. (KRW) (b)	2,393
47	Hyundai Mobis Co., Ltd. (KRW) (b)	12,127
300	Niterra Co., Ltd. (JPY) (b)	14,145
300	Sumitomo Electric Industries Ltd. (JPY) (b)	17,046
		57,825
	Automobiles — 3.4%
4,000	Geely Automobile Holdings Ltd. (HKD) (b)	10,833
200	Honda Motor Co., Ltd. (JPY) (b)	1,619
200	Isuzu Motors Ltd. (JPY) (b)	2,880
130	Kia Corp. (KRW) (b)	12,835
100	Subaru Corp. (JPY) (b)	1,611
800	Suzuki Motor Corp. (JPY) (b)	9,751
		39,529
	Banks — 20.8%
278	ABN AMRO Bank N.V. (EUR) (b) (c)	8,813
1,206	AIB Group PLC (EUR) (b)	12,874
747	Alpha Bank S.A. (EUR) (b)	2,771
1,416	Banco de Sabadell S.A. (EUR) (b)	5,072
258	Banco Santander S.A. (EUR) (b)	2,892
535	Bank Hapoalim BM (ILS) (b)	12,564
410	Bank Leumi Le-Israel BM (ILS) (b)	9,169
169	Bank of Ireland Group PLC (EUR) (b)	3,066
2,097	Barclays PLC (GBP) (b)	10,974
Shares	Description	Value

	Banks (Continued)
56	BNP Paribas S.A. (EUR) (b)	$5,335
1,500	BOC Hong Kong Holdings Ltd. (HKD) (b)	8,275
1,052	CaixaBank S.A. (EUR) (b)	12,611
297	Commerzbank AG (EUR) (b)	10,834
275	Credit Agricole S.A. (EUR) (b)	5,133
2,888	Eurobank S.A. (EUR) (b)	11,564
39	Hana Financial Group, Inc. (KRW) (b)	2,843
372	HSBC Holdings PLC (GBP) (b)	6,109
809	Israel Discount Bank Ltd., Class A (ILS) (b)	8,169
2,383	Lloyds Banking Group PLC (GBP) (b)	2,954
700	Mitsubishi UFJ Financial Group, Inc. (JPY) (b)	11,854
165	Mizrahi Tefahot Bank Ltd. (ILS) (b)	12,058
200	Mizuho Financial Group, Inc. (JPY) (b)	8,097
383	National Bank of Greece S.A. (EUR) (b)	5,917
327	NatWest Group PLC (GBP) (b)	2,422
600	Oversea-Chinese Banking Corp., Ltd. (SGD) (b)	10,277
38	Royal Bank of Canada (CAD)	6,143
41	Societe Generale S.A. (EUR) (b)	2,994
549	Standard Chartered PLC (GBP) (b)	11,441
400	Sumitomo Mitsui Financial Group, Inc. (JPY) (b)	13,152
100	Sumitomo Mitsui Trust Group, Inc. (JPY) (b)	3,186
400	United Overseas Bank Ltd. (SGD) (b)	11,450
		241,013
	Beverages — 0.4%
1,500	China Resources Beer Holdings Co., Ltd. (HKD) (b)	4,964
	Broadline Retail — 1.0%
600	Isetan Mitsukoshi Holdings Ltd. (JPY) (b)	11,055
	Building Products — 0.6%
21	Cie de Saint-Gobain S.A. (EUR) (b)	1,739
202	ROCKWOOL A/S, Class B (DKK) (b)	5,610
		7,349
	Capital Markets — 1.2%
330	Deutsche Bank AG (EUR) (b)	9,821
200	SBI Holdings, Inc. (JPY) (b)	3,703
		13,524
See Notes to Financial Statements

First Trust International Rising Dividend Achievers ETF (IDVY)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Chemicals — 0.2%
400	Nippon Paint Holdings Co., Ltd. (JPY) (b)	$2,508
	Commercial Services & Supplies — 0.3%
86	ISS A/S (DKK) (b)	3,132
	Communications Equipment — 0.6%
576	Telefonaktiebolaget LM Ericsson, Class B (SEK) (b)	6,567
	Construction & Engineering — 4.6%
30	Ackermans & Van Haaren N.V. (EUR) (b)	9,225
200	Kajima Corp. (JPY) (b)	7,630
600	Obayashi Corp. (JPY) (b)	14,532
100	Taisei Corp. (JPY) (b)	10,360
75	Vinci S.A. (EUR) (b)	11,258
		53,005
	Construction Materials — 0.6%
143	Buzzi S.p.A. (EUR) (b)	7,230
	Diversified Telecommunication Services — 0.3%
148	KT Corp., ADR	3,175
	Electric Utilities — 0.4%
11	BKW AG (CHF) (b)	2,169
30	Verbund AG (EUR) (b)	2,292
		4,461
	Electrical Equipment — 3.2%
600	Fujikura Ltd. (JPY) (b)	16,501
8	HD Hyundai Electric Co., Ltd. (KRW) (b)	4,534
80	Nexans S.A. (EUR) (b)	10,883
9	Schneider Electric SE (EUR) (b)	2,451
17	Siemens Energy AG (EUR) (b)	2,932
		37,301
	Energy Equipment & Services — 2.0%
266	Technip Energies N.V. (EUR) (b)	11,241
422	Tenaris S.A. (EUR) (b)	12,336
		23,577
	Financial Services — 0.3%
66	Industrivarden AB, Class C (SEK) (b)	3,272
	Food Products — 0.6%
100	Toyo Suisan Kaisha Ltd. (JPY) (b)	7,033
Shares	Description	Value

	Hotels, Restaurants & Leisure — 2.6%
170	Aristocrat Leisure Ltd. (AUD) (b)	$5,403
159	Evolution AB (SEK) (b) (c) (d)	9,993
1,000	Galaxy Entertainment Group Ltd. (HKD) (b)	4,520
200	Trip.com Group Ltd. (HKD) (b) (e)	9,884
		29,800
	Household Durables — 2.3%
67	De’ Longhi S.p.A (EUR) (b)	2,355
100	Open House Group Co., Ltd. (JPY) (b)	6,409
700	Panasonic Holdings Corp. (JPY) (b)	11,740
300	Sony Group Corp. (JPY) (b)	6,253
		26,757
	Household Products — 0.8%
128	Henkel AG & Co. KGaA (Preference Shares) (EUR) (b)	9,888
	Independent Power and Renewable Electricity Producers — 1.1%
183	RWE AG (EUR) (b)	12,312
	Industrial Conglomerates — 0.9%
300	Hitachi Ltd. (JPY) (b)	8,801
100	Sekisui Chemical Co., Ltd. (JPY) (b)	1,679
		10,480
	Insurance — 8.4%
1,115	Aegon Ltd. (EUR) (b)	8,154
200	AIA Group Ltd. (HKD) (b)	2,222
14	Allianz SE (EUR) (b)	5,912
515	Beazley PLC (GBP) (b)	8,702
700	Daiichi Life Group, Inc. (JPY) (b)	6,455
308	Hiscox Ltd. (GBP) (b)	6,217
300	Japan Post Insurance Co., Ltd. (JPY) (b)	3,026
400	MS&AD Insurance Group Holdings, Inc. (JPY) (b)	10,438
13	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR) (b)	8,210
621	QBE Insurance Group Ltd. (AUD) (b)	9,164
16	Samsung Fire & Marine Insurance Co., Ltd. (KRW) (b)	4,793
178	SCOR SE (EUR) (b)	6,362
See Notes to Financial Statements

First Trust International Rising Dividend Achievers ETF (IDVY)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Insurance (Continued)
100	Sompo Holdings, Inc. (JPY) (b)	$3,893
300	Tokio Marine Holdings, Inc. (JPY) (b)	14,082
		97,630
	Interactive Media & Services — 0.2%
19	NAVER Corp. (KRW) (b)	2,587
	IT Services — 0.5%
50	Capgemini SE (EUR) (b)	5,900
	Machinery — 8.8%
227	Alfa Laval AB (SEK) (b)	12,417
148	ANDRITZ AG (EUR) (b)	10,295
475	Atlas Copco AB, Class A (SEK) (b)	8,382
53	Daimler Truck Holding AG (EUR) (b)	2,610
300	Ebara Corp. (JPY) (b)	8,492
40	HD Korea Shipbuilding & Offshore Engineering Co., Ltd. (KRW) (b)	9,271
100	Hitachi Construction Machinery Co., Ltd. (JPY) (b)	3,434
300	Komatsu Ltd. (JPY) (b)	11,946
90	Konecranes Oyj (EUR) (b)	2,954
200	Mitsubishi Heavy Industries Ltd. (JPY) (b)	5,495
1,000	Techtronic Industries Co., Ltd. (HKD) (b)	13,280
4,600	Yangzijiang Shipbuilding Holdings Ltd. (SGD) (b)	13,664
		102,240
	Media — 0.4%
58	Publicis Groupe S.A. (EUR) (b)	4,801
	Metals & Mining — 2.4%
20	Agnico Eagle Mines Ltd. (CAD)	4,060
80	Anglogold Ashanti PLC (ZAR) (b)	7,985
65	Barrick Mining Corp. (CAD)	2,656
58	Fresnillo PLC (GBP) (b)	2,571
91	Lundin Gold, Inc. (CAD)	6,954
212	Northern Star Resources Ltd. (AUD) (b)	3,082
		27,308
	Multi-Utilities — 0.3%
1,085	Centrica PLC (GBP) (b)	3,072
	Oil, Gas & Consumable Fuels — 0.3%
29	Imperial Oil Ltd. (CAD)	3,798
Shares	Description	Value

	Passenger Airlines — 4.5%
500	ANA Holdings, Inc. (JPY) (b)	$8,955
1,171	Deutsche Lufthansa AG (EUR) (b)	9,972
1,115	International Consolidated Airlines Group S.A. (GBP) (b)	5,247
400	Japan Airlines Co., Ltd. (JPY) (b)	6,530
182	Ryanair Holdings PLC, ADR	10,520
2,100	Singapore Airlines Ltd. (SGD) (b)	10,829
		52,053
	Personal Care Products — 1.3%
23	Beiersdorf AG (EUR) (b)	2,068
25	L’Oreal S.A. (EUR) (b)	10,207
170	Puig Brands S.A., Class B (EUR) (b)	3,372
		15,647
	Pharmaceuticals — 2.4%
200	Astellas Pharma, Inc. (JPY) (b)	3,260
400	Daiichi Sankyo Co., Ltd. (JPY) (b)	7,156
7	Roche Holding AG (CHF) (b)	2,794
55	Sanofi S.A. (EUR) (b)	5,311
400	Shionogi & Co., Ltd. (JPY) (b)	8,849
		27,370
	Semiconductors & Semiconductor Equipment — 5.3%
12	ASML Holding N.V. (EUR) (b)	15,957
100	Lasertec Corp. (JPY) (b)	22,258
200	SCREEN Holdings Co., Ltd. (JPY) (b)	11,915
20	SK hynix, Inc. (KRW) (b)	11,347
		61,477
	Software — 1.2%
397	Dassault Systemes SE (EUR) (b)	8,037
38	SAP SE (EUR) (b)	6,478
		14,515
	Technology Hardware, Storage & Peripherals — 0.7%
100	Canon, Inc. (JPY) (b)	2,775
63	Logitech International S.A. (CHF) (b)	5,850
		8,625
	Textiles, Apparel & Luxury Goods — 0.9%
29	Cie Financiere Richemont S.A., Class A (CHF) (b)	5,121
87	Moncler S.p.A. (EUR) (b)	5,238
		10,359
See Notes to Financial Statements

First Trust International Rising Dividend Achievers ETF (IDVY)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Trading Companies & Distributors — 1.5%
72	Bunzl PLC (GBP) (b)	$2,167
400	Toyota Tsusho Corp. (JPY) (b)	15,503
		17,670
	Total Common Stocks	1,150,119
	(Cost $1,238,766)
MONEY MARKET FUNDS — 0.3%
4,068	Dreyfus Government Cash Management Fund, Institutional Shares - 3.53% (f)	4,068
	(Cost $4,068)

	Total Investments — 99.4%	1,154,187
	(Cost $1,242,834)
	Net Other Assets and Liabilities — 0.6%	6,454
	Net Assets — 100.0%	$1,160,641

(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At March 31, 2026, securities noted
as such are valued at $1,112,813 or 95.9% of net assets.
Certain of these securities are fair valued using a factor
provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York
Stock Exchange close exceeding a certain threshold. On days
when this threshold is not exceeded, these securities are
typically valued at the last sale price on the exchange on
which they are principally traded.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(d)
This security is exempt from registration upon resale under
Rule 144A of the 1933 Act and may be resold in transactions
exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign
exchange where it trades freely without any additional
registration.

(e)	Non-income producing security.
(f)	Rate shown reflects yield as of March 31, 2026.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
ILS	– Israeli Shekel
JPY	– Japanese Yen
KRW	– South Korean Won
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar
ZAR	– South African Rand

Currency Exposure Diversification	% of Total Investments
EUR	31.0%
JPY	31.0
KRW	7.8
GBP	6.4
HKD	4.7
SGD	4.0
ILS	3.6
SEK	3.5
CAD	2.0
USD	1.6
AUD	1.5
CHF	1.4
DKK	0.8
ZAR	0.7
Total	100.0%

See Notes to Financial Statements

First Trust International Rising Dividend Achievers ETF (IDVY)
Portfolio of Investments (Continued)
March 31, 2026 (Unaudited)
Country Allocation†	% of Net Assets
Japan	30.9%
South Korea	8.0
France	7.9
Germany	7.8
United Kingdom	6.0
Singapore	4.0
Netherlands	3.7
Israel	3.6
Sweden	3.5
Hong Kong	2.9
Spain	2.5
Italy	2.4
Ireland	2.3
Canada	2.0
Cayman Islands	1.8
Greece	1.7
Australia	1.5
Switzerland	1.4
Bermuda	1.2
Austria	1.1
Luxembourg	1.1
Belgium	0.8
Denmark	0.7
United States	0.3
Finland	0.3
Total Investments	99.4
Net Other Assets and Liabilities	0.6
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2026 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 3/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$241,013	$6,143	$234,870	$—
Diversified Telecommunication Services	3,175	3,175	—	—
Metals & Mining	27,308	13,670	13,638	—
Oil, Gas & Consumable Fuels	3,798	3,798	—	—
Passenger Airlines	52,053	10,520	41,533	—
Other Industry Categories*	822,772	—	822,772	—
Money Market Funds	4,068	4,068	—	—
Total Investments	$1,154,187	$41,374	$1,112,813	$—

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Assets and Liabilities
March 31, 2026 (Unaudited)

	First Trust RBA Deglobalization ETF (DGLO)	First Trust International Rising Dividend Achievers ETF (IDVY)
ASSETS:
Investments, at value	$2,221,006	$1,154,187
Cash	3,955	—
Foreign currency, at value	—	154
Receivables:
Dividends	963	6,845
Reclaims	—	57
Total Assets	2,225,924	1,161,243

LIABILITIES:
Investment advisory fees payable	1,334	602
Total Liabilities	1,334	602
NET ASSETS	$2,224,590	$1,160,641

NET ASSETS consist of:
Paid-in capital	$1,999,681	$1,256,581
Par value	1,000	500
Accumulated distributable earnings (loss)	223,909	(96,440)
NET ASSETS	$2,224,590	$1,160,641
NET ASSET VALUE, per share	$22.25	$23.21
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	100,002	50,002
Investments, at cost	$2,153,864	$1,242,834
Foreign currency, at cost (proceeds)	$—	$154
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Operations
For the Period Ended March 31, 2026 (Unaudited)

	First Trust RBA Deglobalization ETF (DGLO)	First Trust International Rising Dividend Achievers ETF (IDVY) (a)
INVESTMENT INCOME:
Dividends	$16,608	$8,761
Foreign withholding tax	—	(1,061)
Total investment income	16,608	7,700

EXPENSES:
Investment advisory fees	7,248	976
Total expenses	7,248	976
NET INVESTMENT INCOME (LOSS)	9,360	6,724

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(40,378)	(13,600)
In-kind redemptions	197,049	—
Foreign currency transactions	—	(896)
Net realized gain (loss)	156,671	(14,496)
Net change in unrealized appreciation (depreciation) on:
Investments	36,654	(88,647)
Foreign currency translation	—	(21)
Net change in unrealized appreciation (depreciation)	36,654	(88,668)
NET REALIZED AND UNREALIZED GAIN (LOSS)	193,325	(103,164)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$202,685	$(96,440)

(a)	Inception date is February 10, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Statements of Changes in Net Assets

	First Trust RBA Deglobalization ETF (DGLO)		First Trust International Rising Dividend Achievers ETF (IDVY)
	Six Months Ended 3/31/2026 (Unaudited)	Period Ended 9/30/2025 (a)	Period Ended 3/31/2026 (b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$9,360	$2,090	$6,724
Net realized gain (loss)	156,671	26	(14,496)
Net change in unrealized appreciation (depreciation)	36,654	30,488	(88,668)
Net increase (decrease) in net assets resulting from operations	202,685	32,604	(96,440)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(11,380)	—	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,113,789	995,638	1,257,081
Cost of shares redeemed	(2,108,746)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	1,005,043	995,638	1,257,081
Total increase (decrease) in net assets	1,196,348	1,028,242	1,160,641

NET ASSETS:
Beginning of period	1,028,242	—	—
End of period	$2,224,590	$1,028,242	$1,160,641

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	50,002	—	—
Shares sold	150,000	50,002	50,002
Shares redeemed	(100,000)	—	—
Shares outstanding, end of period	100,002	50,002	50,002

(a)	Inception date is August 6, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Inception date is February 10, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights
For a share outstanding throughout each period
First Trust RBA Deglobalization ETF (DGLO)

	Six Months Ended 3/31/2026 (Unaudited)	Period Ended 9/30/2025 (a)

Net asset value, beginning of period	$20.56	$19.91
Income from investment operations:
Net investment income (loss) (b)	0.10	0.04
Net realized and unrealized gain (loss)	1.70	0.61
Total from investment operations	1.80	0.65
Distributions paid to shareholders from:
Net investment income	(0.11)	—
Net asset value, end of period	$22.25	$20.56
Total return (c)	8.81%	3.26%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$2,225	$1,028
Ratio of total expenses to average net assets	0.70% (d)	0.70% (d)
Ratio of net investment income (loss) to average net assets	0.90% (d)	1.36% (d)
Portfolio turnover rate (e)	56%	0%

(a)	Inception date is August 6, 2025, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund VI
Financial Highlights (Continued)
For a share outstanding throughout the period
First Trust International Rising Dividend Achievers ETF (IDVY)

Period Ended 3/31/2026 (a) (Unaudited)

Net asset value, beginning of period	$25.13
Income from investment operations:
Net investment income (loss) (b)	0.13
Net realized and unrealized gain (loss)	(2.05)
Total from investment operations	(1.92)
Net asset value, end of period	$23.21
Total return (c)	(7.64)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$1,161
Ratio of total expenses to average net assets	0.60% (d)
Ratio of net investment income (loss) to average net assets	4.13% (d)
Portfolio turnover rate (e)	13%

(a)	Inception date is February 10, 2026, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)

1. Organization
First Trust Exchange-Traded Fund VI (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on June 4, 2012, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
This report covers the two funds (each a “Fund” and collectively, the “Funds”), each a non-diversified series of the Trust, listed below, each listed and traded on Nasdaq, Inc. (“Nasdaq”).

First Trust RBA Deglobalization ETF – (ticker “DGLO”)
First Trust International Rising Dividend Achievers ETF – (ticker “IDVY”)(1)

(1)	Commenced investment operations on February 10, 2026.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
DGLO seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Richard Bernstein Advisors U.S. Deglobalization Index (the “U.S. Deglobalization Index”). Under normal market conditions, DGLO will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the U.S. Deglobalization Index. DGLO, using an index investment approach, attempts to replicate, before fees and expenses, the performance of the U.S. Deglobalization Index. According to Richard Bernstein Advisors LLC, the U.S. Deglobalization Index is designed to measure the performance of all U.S. companies that will benefit from accelerating deglobalization and its implications.
IDVY seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq International Rising Dividend Achievers™ Index (the “International Rising Dividend Achievers Index”). Under normal market conditions, IDVY will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the securities that comprise the International Rising Dividend Achievers Index. IDVY, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the International Rising Dividend Achievers Index. According to Nasdaq, the International Rising Dividend Achievers Index measures the performance of securities from developed markets outside the U.S. that have raised their dividend value over the past three and five years and have increased their earnings-per-share over the past three years.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Shares of open-end funds are valued based on NAV per share.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund’s ability to track the index.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of March 31, 2026, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
There were no distributions paid by DGLO during the fiscal period ended September 30, 2025.
As of September 30, 2025, the components of distributable earnings on a tax basis for DGLO were as follows:

Undistributed ordinary income	$2,116
Accumulated capital and other gain (loss)	—
Net unrealized appreciation (depreciation)	30,488
E. Income Taxes
Each Fund intends to qualify or continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of March 31, 2026, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At September 30, 2025, DGLO had no non-expiring capital loss carryforwards available for federal income tax purposes.
Certain losses realized during the current fiscal period may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal period ended September 30, 2025, DGLO had no net late year ordinary or capital losses.
For the fiscal period ended September 30, 2025, for DGLO there were no tax adjustments made to paid-in capital and accumulated distributable earnings (loss) accounts due to differences between book and tax treatments.
As of March 31, 2026, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust RBA Deglobalization ETF	$2,153,864	$215,522	$(148,380)	$67,142
First Trust International Rising Dividend Achievers ETF	1,242,834	19,784	(108,431)	(88,647)

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
First Trust has entered into licensing agreements with each of the following “Licensors” for the respective Funds:

Fund	Licensor
First Trust RBA Deglobalization ETF	Richard Bernstein Advisors LLC
First Trust International Rising Dividend Achievers ETF	Nasdaq, Inc.
The respective license agreements allow for the use by First Trust of each Fund’s respective index and of certain trademarks and trade names of the respective Licensor. The Funds are sub-licensees to the applicable license agreements.
G. Segment Reporting
An operating segment is defined in FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust, on behalf of each Fund, and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for each Fund’s expenses, including the cost of transfer agency, custody, fund administration, licensing fees, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses associated with the execution of portfolio transactions, acquired fund fees and expenses, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund.
The annual unitary management fee payable by DGLO to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%
Fund net assets greater than $10 billion up to and including $15 billion	0.6300%
Fund net assets greater than $15 billion	0.5955%
The annual unitary management fee payable by IDVY to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
Breakpoints
Fund net assets up to and including $2.5 billion	0.6000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.5850%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.5700%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.5550%
Fund net assets greater than $10 billion up to and including $15 billion	0.5400%
The Trust has multiple service agreements with The Bank of New York Mellon (“BNY”). Under the service agreements, BNY performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNY is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNY is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNY is responsible for maintaining shareholder records for each Fund. BNY is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation, Risk and Regulatory Oversight Committee, the Vice Chair of the Audit Committee, the Lead Independent Trustee and the Vice Lead Independent Trustee are paid annual fees to serve in such capacities, with such compensation, prior to January 1, 2026, allocated pro rata among each fund in the First Trust Fund Complex based on net assets, and effective January 1, 2026, allocated equally among each fund in the First Trust Fund Complex. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the period ended March 31, 2026, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust RBA Deglobalization ETF	$1,096,641	$1,205,142
First Trust International Rising Dividend Achievers ETF	267,765	159,212
For the period ended March 31, 2026, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust RBA Deglobalization ETF	$3,102,556	$1,991,672
First Trust International Rising Dividend Achievers ETF	1,143,813	—
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before July 31, 2027 for DGLO and February 3, 2028 for IDVY.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Other Information
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)

Changes in and Disagreements with Accountants (Item 8 of Form N-CSR)
There were no changes in or disagreements with the Funds’ accountants during the period ended March 31, 2026.
Proxy Disclosures (Item 9 of Form N-CSR)
There were no matters submitted for vote by shareholders of any Fund during the period ended March 31, 2026.
Remuneration Paid to Directors, Officers, and Others (Item 10 of Form N-CSR)
Independent Trustees of each Fund are compensated through the unitary management fee paid by each Fund to the advisor and not directly by each Fund. The investment advisory fee paid is included in the Statements of Operations.
Statement Regarding the Basis for the Board’s Approval of Investment Advisory Contract (Item 11 of Form N-CSR)
The Board of Trustees of First Trust Exchange-Traded Fund VI (the “Trust”), including the Independent Trustees, approved the Investment Management Agreement (the “Agreement”) with First Trust Advisors L.P. (the “Advisor”), on behalf of First Trust International Rising Dividend Achievers ETF (the “Fund”), for an initial two-year term at a meeting held on December 8, 2025. The Board determined that the Agreement is in the best interests of the Fund in light of the nature, extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its business judgment.
To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law, in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for the Fund, the Independent Trustees received a report from the Advisor in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees, submitted on behalf of the Independent Trustees, that, among other things, outlined: the services to be provided by the Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate schedule payable by the Fund as compared to fees charged to a peer group of funds (the “Expense Group”) and a broad peer universe of funds (the “Expense Universe”), each assembled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent source, and as compared to fees charged to other exchange-traded funds (“ETFs”) managed by the Advisor; the estimated expense ratio of the Fund as compared to expense ratios of the funds in the Fund’s Expense Group and Expense Universe; the nature of expenses to be incurred in providing services to the Fund and the potential for the Advisor to realize economies of scale, if any; profitability and other financial data for the Advisor; any indirect benefits to the Advisor and its affiliate, First Trust Portfolios L.P. (“FTP”); and information on the Advisor’s compliance program. The Independent Trustees and their counsel also met separately to discuss the information provided by the Advisor. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from the Fund’s perspective.
In evaluating whether to approve the Agreement for the Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor under the Agreement and considered that employees of the Advisor provide management services to other ETFs and to other funds in the First Trust Fund Complex with diligence and care. The Board considered that the Advisor will be responsible for the overall management and administration of the Fund and reviewed all of the services to be provided by the Advisor to the Fund. The Board also considered the background and experience of the persons who will be responsible for the day-to-day management of the Fund’s investments. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor’s and the Fund’s compliance with the 1940 Act, as well as the Fund’s compliance with its investment objective, policies and restrictions. Because the Fund had yet to commence investment operations, the Board could not consider the historical investment performance of the Fund. Because the Fund is an index ETF that is designed to track the performance of an underlying index, the Board considered reports it receives on a quarterly basis showing the correlation and tracking error between other ETFs for which the Advisor serves as investment advisor and their applicable underlying indexes. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Fund by the Advisor under the Agreement are expected to be satisfactory.
The Board considered the proposed unitary fee rate schedule payable by the Fund under the Agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Fund would pay the Advisor a unitary fee starting at an annual rate of 0.60% of its average daily net assets, subject to a breakpoint schedule pursuant to which the unitary fee rate would be reduced as

Other Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
assets of the Fund meet certain thresholds. The Board noted that the Advisor would be responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payment under the Agreement and interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions (such as dividend and distribution expenses from securities sold short and/or other investment-related costs), distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, if any. The Board received and reviewed information showing the fee rates and expense ratios of the peer funds in the Expense Group, as well as advisory and unitary fee rates charged by the Advisor to other ETFs. Because the Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the total (net) expense ratio for the Fund was above the median total (net) expense ratio of the peer funds in the Expense Group. With respect to the Expense Group, the Board discussed with representatives of the Advisor how the Expense Group was assembled and how the Fund compared and differed from the peer funds. The Board took this information into account in considering the peer data. With respect to fees charged to other ETFs managed by Advisor, the Board considered the Advisor’s statement that the Fund will be unique to the market and the First Trust product line but will be most similar to two other international equity strategies in the First Trust Fund Complex, each of which has a unitary fee rate schedule starting at an annual rate of 0.60% or 0.70% of its average daily net assets. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Fund under the Agreement, the Board determined that the proposed unitary fee was fair and reasonable.
The Board considered whether there are any potential economies of scale to be achieved in connection with the Advisor providing investment advisory services to the Fund and whether the Fund may benefit from any economies of scale. The Board noted that the proposed unitary fee rate schedule for the Fund includes breakpoints pursuant to which the unitary fee rate would be reduced as assets of the Fund meet certain thresholds. The Board considered that the Advisor has continued to build infrastructure and add new staff to improve the services to the funds in the First Trust Fund Complex. The Board also noted that under the unitary fee structure, any reduction in expenses associated with the management and operations of the Fund generally would benefit the Advisor, but that the unitary fee structure provides a level of certainty in expenses for shareholders of the Fund. The Board concluded that the proposed unitary fee rate schedule for the Fund reflects an appropriate level of sharing of any economies of scale that may be realized in the management of the Fund at reasonably foreseeable future asset levels. The Board took into consideration the types of costs to be borne by the Advisor in connection with its services to be performed for the Fund under the Agreement. The Board considered the Advisor’s estimate of the asset level for the Fund at which the Advisor expects the Agreement to be profitable to the Advisor and the Advisor’s estimate of the profitability of the Agreement if the Fund’s assets reach $100 million. The Board noted the inherent limitations in the profitability analysis and concluded that, based on the information provided, the Advisor’s estimated profitability level for the Fund was not unreasonable. In addition, the Board considered indirect benefits described by the Advisor that may be realized from its relationship with the Fund. The Board considered that the Advisor had identified as an indirect benefit to the Advisor and FTP their exposure to investors and brokers who, absent their exposure to the Fund, may have had no dealings with the Advisor or FTP, and noted that the Advisor will not utilize soft dollars in connection with the Fund. The Board concluded that the character and amount of potential indirect benefits to the Advisor were not unreasonable.
Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, determined that the terms of the Agreement are fair and reasonable and that the approval of the Agreement is in the best interests of the Fund. No single factor was determinative in the Board’s analysis.
Disclaimers
First Trust RBA Deglobalization ETF
Richard Bernstein Advisors and Richard Bernstein Advisors U.S. Deglobalization Index (“Index”) are trademarks and trade names of Richard Bernstein Advisors (“RBA”). The Fund is not sponsored, endorsed, sold or promoted by RBA and RBA makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. RBA has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining or composing the Index. RBA is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. RBA has no obligation or liability in connection with the administration, marketing or trading of the Fund.

Other Information (Continued)
First Trust Exchange-Traded Fund VI
March 31, 2026 (Unaudited)
First Trust International Rising Dividend Achievers ETF
The First Trust International Rising Dividend Achievers ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, Inc., with its affiliates, are referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the First Trust International Rising Dividend Achievers ETF. The Corporations make no representation or warranty, express or implied to the owners of the First Trust International Rising Dividend Achievers ETF or any member of the public regarding the advisability of investing in securities generally or in the First Trust International Rising Dividend Achievers ETF particularly, or the ability of the First Trust International Rising Dividend Achievers ETF to track general stock market performance. The Corporations’ only relationship to First Trust is in the licensing of Nasdaq®, Nasdaq International Rising Dividend AchieversTM, Nasdaq DM Ex United StatesTM, and certain trade names of the Corporations and the use of the Nasdaq International Rising Dividend AchieversTM Index which is determined, composed and calculated by Nasdaq, Inc. without regard to First Trust or the First Trust International Rising Dividend Achievers ETF. Nasdaq, Inc. has no obligation to take the needs of First Trust or the owners of the First Trust International Rising Dividend Achievers ETF into consideration in determining, composing or calculating the Nasdaq International Rising Dividend AchieversTM Index. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the First Trust International Rising Dividend Achievers ETF to be issued or in the determination or calculation of the equation by which the First Trust International Rising Dividend Achievers ETF is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the First Trust International Rising Dividend Achievers ETF.

(b) The Financial Highlights is included in the Financial Statements and Other Information filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included in the Financial Statements and Other Information filed under Item 7(a) of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 19. Exhibits.

(a)(1)	Not applicable to semi-annual reports on Form N-CSR.

(a)(2)	The certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable to the Registrant.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund VI
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	June 9, 2026
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	June 9, 2026

* Print the name and title of each signing officer under his or her signature.